As filed with the Securities and Exchange Commission on April 30, 2003

                                          1933 Act Registration No. 33-87244
                                          1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.                              [ ]
                  Post-Effective Amendment No.       33                    [X]

                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.     34                                     [X]


                                JNL SERIES TRUST
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                    1 Corporate Way, Lansing, Michigan 48951
 -------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
--------------------------------------------------------------------------------
Susan S. Rhee, Esq.                         with a copy to:
JNL Series Trust                            Keith Rudolf, Esq.
Associate General Counsel                   Jorden Burt
1 Corporate Way                             1025 Thomas Jefferson Street, N.W.
Lansing, Michigan  48951                    Washington, D.C. 20007

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

______   immediately upon filing pursuant to paragraph (b)

__X___   on May 1, 2003 pursuant to paragraph  (b)

______   60 days after filing pursuant to paragraph (a)(1)

______   on (date) pursuant to paragraph (a)(1)

______   75 days after filing pursuant to paragraph (a)(2)

______   on (date) pursuant to paragraph (a)(2) of Rule 485.

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A


                                                Caption in Prospectus or
                                                Statement of Additional
                                                Information relating to
N-1A Item                                       each Item
-------------------------                       --------------------------------

Part A. Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                 Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks,   About the Funds of the Trust
     and Performance

3.   Risk/Return Summary: Fee Table             Not Applicable

4.   Investment Strategies, and Related Risks   About the Funds of the Trust

5.   Management's Discussion of Fund            Not Applicable
     Performance

6.   Management,  Organization  and Capital     Management of the Trust;
     Structure                                  About the Funds of the Trust

7.   Shareholder  Information                   Investment of Trust Shares;
                                                Share Redemption; Tax Status

8.   Distribution Arrangements                  The Distributor; Brokerage
                                                Enhancement Plan

9.   Financial Highlights Information           Financial Highlights


Information Required in a Statement             Statement of
Part B.  of Additional Information              Additional Information
-------------------------------------------------------------------------------

10.  Cover Page and Table Of Contents           Cover Page and Table of Contents

11.  Fund History                               General Information and History

12.  Description  of the Fund and Its           Common  Types of Investments
     Investments  and  Risks                    and  Management  Practices;
                                                Additional Risk Considerations;
                                                Investment Restrictions
                                                Applicable to All Funds

13.  Management of the Fund                     Trustees and Officers of the
                                                Trust

14.  Control Persons and Principal Holders      Trustees  and  Officers  of  the
                                                Securities Trust

15.  Investment Advisory and Other Services     Investment  Advisory  and Other
                                                Services

16.  Brokerage Allocation and Other Practices   Fund Transactions and Brokerage

17.  Capital Stock and Other Securities         Purchases, Redemptions and
                                                Pricing of Shares; Additional
                                                Information

18.  Purchase, Redemption and Pricing of        Purchases, Redemptions and
     Shares                                     Pricing of Shares

19.  Taxation of the Fund                       Tax Status

20.  Underwriters                               The Distributor; Brokerage
                                                Enhancement Plan

21.  Calculation of Performance                 Data Performance

22.  Financial Statements                       Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

                               JNL(R) SERIES TRUST

                                   PROSPECTUS

                                   May 1, 2003
                               JNL(R) SERIES TRUST

                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Funds, each with its own investment objective.

AIM/JNL Large Cap Growth Fund
AIM/JNL Small Cap Growth Fund
AIM/JNL Premier Equity II Fund
Alger/JNL Growth Fund
Alliance Capital/JNL Growth Fund
Eagle/JNL Core Equity Fund
Eagle/JNL SmallCap Equity Fund

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
JPMorgan/JNL International Value Fund
Janus/JNL Aggressive Growth Fund
Janus/JNL Balanced Fund
Janus/JNL Capital Growth Fund
Janus/JNL Global Equities Fund
Janus/JNL Growth & Income Fund
Lazard/JNL Mid Cap Value Fund
Lazard/JNL Small Cap Value Fund
Mellon Capital Management/JNL S&P 500 Index Fund
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Mellon Capital Management/JNL Small Cap Index Fund
Mellon Capital Management/JNL International Index Fund
Mellon Capital Management/JNL Bond Index Fund
Oppenheimer/JNL Global Growth Fund
Oppenheimer/JNL Growth Fund
PIMCO/JNL Total Return Bond Fund
PPM America/JNL Balanced Fund
PPM America/JNL High Yield Bond Fund
PPM America/JNL Money Market Fund
PPM America/JNL Value Fund
Putnam/JNL Equity Fund
Putnam/JNL International Equity Fund
Putnam/JNL Midcap Growth Fund
Putnam/JNL Value Equity Fund
S&P/JNL Conservative Growth Fund I
S&P/JNL Moderate Growth Fund I
S&P/JNL Aggressive Growth Fund I
S&P/JNL Very Aggressive Growth Fund I
S&P/JNL Equity Growth Fund I
S&P/JNL Equity Aggressive Growth Fund I
S&P/JNL Conservative Growth Fund II
S&P/JNL Moderate Growth Fund II
S&P/JNL Aggressive Growth Fund II
S&P/JNL Very Aggressive Growth Fund II
S&P/JNL Equity Growth Fund II
S&P/JNL Equity Aggressive Growth Fund II
S&P/JNL Conservative Growth Fund
S&P/JNL Moderate Growth Fund
S&P/JNL Aggressive Growth Fund
S&P/JNL Core Index 100 Fund
S&P/JNL Core Index 75 Fund
S&P/JNL Core Index 50 Fund
Salomon Brothers/JNL Balanced Fund
Salomon Brothers/JNL Global Bond Fund
Salomon Brothers/JNL High Yield Bond Fund
Salomon Brothers/JNL U.S. Government & Quality Bond Fund
T. Rowe Price/JNL Established Growth Fund
T. Rowe Price/JNL Mid-Cap Growth Fund
T. Rowe Price/JNL Value Fund

The Securities and Exchange Commission has not approved or disapproved the Trust's securities, or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P Mid Cap 400 Index" and "Standard & Poor's Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, Mellon Capital Management/JNL S&P 500 Index Fund and Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

                                 ---------------

                                TABLE OF CONTENTS

I. About the Funds of the Trust..............................................1

INCLUDES A DESCRIPTION OF EACH FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II. Management of the Trust................................................203

MANAGEMENT OF THE FUNDS; FUND EXPENSES; SUB-ADVISORY ARRANGEMENTS; INVESTMENT IN TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.

III. Financial Highlights..................................................210


THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

                          ABOUT THE FUNDS OF THE TRUST

AIM/JNL LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Large Cap Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.


The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31
-25.47%
    [chart]
2002

In the periods shown in the chart, the Fund's highest quarterly return was 1.69% (4th quarter of 2002) and its lowest quarterly return was -14.46% (2nd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------------------- --------------------- ------------------

                                               1 year            Life of Fund*

--------------------------------------- --------------------- ------------------

AIM/JNL Large Cap Growth Fund                -25.47%               -15.75%
S&P 500 Index                                -22.10%               -14.51%
Russell 1000 Growth Index                    -21.65%               -13.92%

--------------------------------------- --------------------- ------------------


The Russell 1000 Growth Index is a style specific index. The S&P 500 Index is a broad-based, unmanaged index. * The Fund began operations on October 29, 2001.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                           None
   Maximum Sales Load Imposed on Reinvested Dividends                None
   Deferred Sales Load                                               None
   Redemption Fee                                                    None
   Exchange Fee                                                      None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                             1.10%

Estimated Distribution (12b-1) Expense*                    .05%

Other Expenses                                              .0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                      1.15%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

1 Year                                                    $117

--------------------------------------------------------------------------------

3 Years                                                   $365

--------------------------------------------------------------------------------

5 Years                                                   $633

--------------------------------------------------------------------------------

10 Years                                                $1,398

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

INITIAL PUBLIC OFFERINGS. The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Large Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.


The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:


o Geoffrey V. Keeling, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

o Robert L. Shoss, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

AIM/JNL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Small Cap Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization.
The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the fund are applied at the time of purchase.


In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-27.23%
 [chart]
2002

In the periods shown in the chart, the Fund's highest quarterly return was 5.91% (4th quarter of 2002) and its lowest quarterly return was -18.11% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------ --------------------- --------------------

                                            1 year            Life of Fund*

------------------------------------ --------------------- --------------------

AIM/JNL Small Cap Growth Fund              -27.32%               -13.52%
S&P 500 Index                              -22.10%               -14.51%
Russell 2000 Growth Index                  -20.48%               -7.94%

------------------------------------ --------------------- --------------------


The S&P 500 Index is a broad-based, unmanaged index. The Russell 2000 Growth Index is a style specific index.
* The Fund began operations on October 29, 2001.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
    Maximum Sales Load Imposed on Purchases                    None
    Maximum Sales Load Imposed on Reinvested Dividends         None
    Deferred Sales Load                                        None
    Redemption Fee                                             None
    Exchange Fee                                               None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                             1.15%
Estimated Distribution (12b-1) Expense*                    .02%

Other Expenses                                              .0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                      1.17%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------

1 Year                                        $119
---------------------------------------------------------------------
3 Years                                       $372
---------------------------------------------------------------------
5 Years                                       $644
---------------------------------------------------------------------
10 Years                                    $1,420

---------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Small Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual, who is assisted by the Small Cap Growth Team, and is primarily responsible for the day-to-day management of the Fund's portfolio is:

o Ryan E. Crane, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1994.

AIM/JNL PREMIER EQUITY II FUND

INVESTMENT OBJECTIVE. The investment objective of the AIM/JNL Premier Equity II Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities, including convertible securities. In complying with the 80% requirement, the Fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange traded funds and American Depositary Receipts. The Fund may invest in preferred stocks and debt instruments that have prospects for growth of capital.

The Fund also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.


     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-28.23%
                                    [chart]
2002

In the periods shown in the chart, the Fund's highest quarterly return was 4.90% (4th quarter of 2002) and its lowest quarterly return was -17.11% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

----------------------------------- ---------------------- -------------------

                                           1 year            Life of Fund*

----------------------------------- ---------------------- -------------------

AIM/JNL Premier Equity II Fund              -28.23%                -17.90%
S&P 500 Index                               -22.10%                -14.51%

----------------------------------- ---------------------- -------------------


The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 29, 2001.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                     None
   Maximum Sales Load Imposed on Reinvested Dividends          None
   Deferred Sales Load                                         None
   Redemption Fee                                              None
   Exchange Fee                                                None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                              1.05%
Estimated Distribution (12b-1) Expense*                     .04%
Other Expenses                                               .0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                       1.09%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------

1 Year                                                 $111
------------------------------------------------------------------------------
3 Years                                                $347
------------------------------------------------------------------------------
5 Years                                                $601
------------------------------------------------------------------------------
10 Years                                             $1,329

------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses. Initial public offerings. The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the AIM/JNL Premier Equity II Fund is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.


The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:


o Evan G. Harrel, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

o Robert A. Shelton, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

o Kellie Veazey, Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

ALGER/JNL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Alger/JNL Growth Fund is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Fund considers a large company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.


To provide flexibility to take advantage of investment opportunities, the Fund may hold a portion of its assets in money market investments and repurchase agreements.



PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


13.41%            26.20%            45.66%           33.80%            -13.44%        -11.97%  -33.19%

[Insert Chart]

1996              1997              1998             1999              2000             2001     2002

In the periods shown in the chart, the Fund's highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -20.09% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------- --------------- ------------------- ----------------
                                1 year            5 year          Life of Fund*
--------------------------- --------------- ------------------- ----------------

Alger/JNL Growth Fund           -33.19%            -0.16%               4.75%
S&P 500 Index                   -22.10%             0.59%               7.54%

--------------------------- --------------- ------------------- ----------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 16, 1995.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                               1.08%
Estimated Distribution (12b-1) Expense*                     0.00%
Other Expenses                                                 0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                        1.08%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------

1 Year                                        $110
---------------------------------------------------------------------
3 Years                                       $343
---------------------------------------------------------------------
5 Years                                       $595
---------------------------------------------------------------------
10 Years                                    $1,317

---------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. The Fund may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Alger/JNL Growth Fund is Fred Alger Management, Inc. (Alger Management), which is located at 111 Fifth Avenue, New York, New York 10003. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which, in turn, is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. As of December 31, 2002, Alger Management had $8.4 billion in assets under management.

Fred M. Alger, III, is the key strategist for the Fund, overseeing the investments of the Fund. Mr. Alger, who founded Alger Management, has served as Chairman of the Board since 1964 and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung has been employed by Alger Management since 1994 as a Vice President and analyst from 1996 to 1999, as Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun has been employed by Alger Management as an Executive Vice President since September 2001, prior to which he was employed by Alger Management as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

ALLIANCE CAPITAL/JNL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Alliance Capital/JNL Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. Normally, the Fund invests in about 40-60 companies, with what the sub-adviser believes to be the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditionsThe Fund invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Fund may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Fund's investments generate is incidental to the objective of capital growth.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. In addition, because the Fund invests in a smaller number of securities than many other equity funds, the Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


28.23    -17.59%   -14.57%     -31.03%

[Insert Chart]

1999     2000     2001          2002

In the period shown in the chart, the Fund's highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -17.94% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------- --------------------- --------------------
                                             1 year            Life of Fund*
------------------------------------- --------------------- --------------------

Alliance Capital/JNL Growth Fund             -31.03%               -3.85%
S&P 500 Index                                -22.10%               -2.25%

------------------------------------- --------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index.
*The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                         None
  Maximum Sales Load Imposed on Reinvested Dividends              None
  Deferred Sales Load                                             None
  Redemption Fee                                                  None
  Exchange Fee                                                    None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                                0.88%
Estimated Distribution (12b-1) Expense*                      0.01%

Other Expenses                                                  0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                         0.89%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                      $91
--------------------------------------------------------------------------------
3 Years                                                    $284
--------------------------------------------------------------------------------
5 Years                                                    $493
--------------------------------------------------------------------------------
10 Years                                                 $1,096
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Alliance Capital/JNL Growth Fund is Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2002, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its wholly owned subsidiaries, including ACMC, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly owned subsidiary of AXA, a French company.


James G. Reilly, Executive Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Fund. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1994. Mr. Reilly has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Hasnain has shared responsibility for the day-to-day management of the Fund since January 1999.

EAGLE/JNL CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Eagle/JNL Core Equity Fund is long-term capital appreciation and, secondarily, current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

     o Under the GROWTH EQUITY STRATEGY, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 7% of the total assets of the growth equity portion of the Fund, the sub-adviser typically will reduce the position to less than 7%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.


          The sub-adviser seeks securities of companies which:

          -- have projected earnings growth and return on equity greater than 15%,

          --   are dominant in their industries, and

          --   have the ability to create and sustain a competitive advantage.


     o Under the VALUE EQUITY STRATEGY, the sub-adviser looks for companies that are attractively priced either on a relative or absolute base. Such stocks typically have traditional value characteristics such as a low price-to-earnings ratio, low price-to-cash flow ratio, low price-to-sales ratio and low price-to-book value ratio. Further fundamental research is then used to screen the universe of medium and large capitalization companies to identify those stocks that exhibit many or all of the following characteristics:


          o poised to experience earnings growth in response to cyclical fluctuations in the economy,

          o presence of a catalyst to "unlock" unrealized value and stimulate investor interest, such as a new product line or management change,

          o    strong management,

          o    well-defined company strategy,

          o    financial stability, and

          o    positive industry outlook.


     o Under the EQUITY INCOME STRATEGY, the sub-adviser invests primarily in medium to large capitalization stocks with above-average dividend yields and rising dividends, seeking to provide both income and growth. The portfolio is diversified among common stocks, convertible bonds, convertible preferred stocks and Real Estate Investment Trusts. Securities in the portfolio often have value the sub-adviser believes is not fully recognized in the general market.


The sub-adviser divides the Fund's assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.


The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the characteristics applicable to the security's selection. However, the Fund may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. Government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Although the Fund emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Fund may invest in non-investment-grade securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o    NON-INVESTMENT   GRADE  RISK.  A  non-investment  grade  security  may
          fluctuate more in value, and present a greater risk of default, than a higher-rated security.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


32.35%            16.54%            23.55%           0.28%            -9.83%               -20.53%

[Insert Chart]

1997              1998              1999             2000              2001                  2002

In the periods shown in the chart, the Fund's highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -16.65% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

----------------------------- ------------- -------------------- ---------------
                                1 year            5 years          Life of Fund*
----------------------------- ------------- -------------------- ---------------

Eagle/JNL Core Equity Fund      -20.53%            0.68%                6.17%
S&P 500 Index                   -22.10%           -0.59%                5.61%

----------------------------- ------------- -------------------- ---------------

The S&P 500 Index is a broad-based, unmanaged index. * The Fund began operations on September 16, 1996.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                    None
   Maximum Sales Load Imposed on Reinvested Dividends         None
   Deferred Sales Load                                        None
   Redemption Fee                                             None
   Exchange Fee                                               None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                 0.97%

Estimated Distribution (12b-1) Expense*                       0.03%

Other Expenses                                                   0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                          1.00%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------
Expense Example
-------------------------------------------------------------------

1 Year                                     $102
-------------------------------------------------------------------
3 Years                                    $318
-------------------------------------------------------------------
5 Years                                    $552
-------------------------------------------------------------------
10 Years                                 $1,225

-------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Eagle/JNL Core Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.


In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Fund. Mr. Ashi Parikh, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the growth equity strategy. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio for five years. Mr. Ed Cowart, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the value equity strategy. Mr. Cowart joined Eagle in July 1999, after serving as Managing Director at Banc One Investment Advisors in Columbus, Ohio for nine years. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the equity income strategy. He has been responsible for the equity income strategy since the inception of the Fund. Mr. Kirschbaum has been with Eagle since 1986.

EAGLE/JNL SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Eagle/JNL SmallCap Equity Fund is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.


     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


27.64%            1.18%             19.27%           -13.25%           11.00%       -22.77%

[Insert Chart]

1997              1998              1999             2000              2001           2002

In the periods shown in the chart, the Fund's highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -24.08% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

-------------------------------- ---------- ------------------- ----------------
                                   1 year        5 years          Life of Fund*
-------------------------------- ---------- ------------------- ----------------

Eagle/JNL SmallCap Equity Fund    -22.77%         -2.14%               4.53%
Russell 2000 Index                -20.48%         -1.48%               3.03%

-------------------------------- ---------- ------------------- ----------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on September 16, 1996.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                         None
   Maximum Sales Load Imposed on Reinvested Dividends              None
   Deferred Sales Load                                             None
   Redemption Fee                                                  None
   Exchange Fee                                                    None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                             1.05%

Estimated Distribution (12b-1) Expense*                   0.03%

Other Expenses                                               0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                      1.08%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------

1 Year                                         $110
-----------------------------------------------------------------------
3 Years                                        $343
-----------------------------------------------------------------------
5 Years                                        $595
-----------------------------------------------------------------------
10 Years                                     $1,317

-----------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

OTHER INVESTMENTS. The Eagle/JNL SmallCap Equity Fund may also invest in American Depositary Receipts of foreign issuers, U.S. Government securities, repurchase agreements and other short-term money market instruments which may diminish returns.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Eagle/JNL SmallCap Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund is to provide high total return from a broadly diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), generally tracking the industry weighting of that Index. Within each industry, the Fund modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Fund seeks returns that slightly exceed those of the S&P 500 Index over the long-term with virtually the same level of volatility. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

In managing the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

     (i) Based on its in-house research, the sub-adviser takes an in-depth look at company prospects over a relatively long period, often as much as five years, rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

     (ii) The research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. These valuation rankings are produced with the help of models that quantify the research team's findings.

     (iii)The sub-adviser buys and sells stocks for the Fund according to the policies of the Fund based on the sub-adviser's research and valuation rankings.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.



In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-11.38%          -11.78%       -24.94%

[Insert Chart]

2000              2001          2002

In the periods shown in the chart, the Fund's highest quarterly return was 11.35% (4th quarter of 2001) and its lowest quarterly return was -17.77% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002


----------------------------------------------- ---------------- ---------------
                                                     1 year        Life of Fund*
----------------------------------------------- ---------------- ---------------

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund      -24.94%          -12.07%
S&P 500 Index                                       -22.10%           -9.72%

----------------------------------------------- --------------- ----------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 16, 1999.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.


-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management/Administrative Fee                          0.89%
Estimated Distribution (12b-1) Expense*                0.01%
Other Expenses                                            0%
-------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                   0.90%

-------------------------------------------------------------------------------


* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------

EXPENSE EXAMPLE
----------------------------------------------------------------------------
1 Year                                               $92
----------------------------------------------------------------------------
3 Years                                             $287
----------------------------------------------------------------------------
5 Years                                             $498
----------------------------------------------------------------------------
10 Years                                          $1,108

----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In general, the sub-adviser buys stocks that it identifies as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's sub-adviser may consider other criteria, such as: catalysts that could trigger a rise in a stock's price; high potential reward compared to potential risk; and temporary mispricings caused by market overreactions. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.


TEMPORARY DEFENSIVE POSITION. The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. During any period in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts and swaps, for hedging and risk management, i.e., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Nanette Buziak, Vice President of J.P. Morgan, Timothy Devlin, Vice President of J.P. Morgan and Jonathan Golub, Vice President of J.P. Morgan share the responsibility for the day-to-day management of the Fund. Ms. Buziak has been with J.P. Morgan since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc. Mr. Devlin has been with J.P. Morgan since 1996 and has managed the Fund since its inception. Mr. Golub has been with J.P. Morgan since 2001 and prior to that time, he led the consultant relations effort at Scudder Kemper Investment for approximately three years and Chancellor LGT for five years.

JPMORGAN/JNL   INTERNATIONAL   VALUE   FUND   (FORMERLY   THE  J.P.   MORGAN/JNL
INTERNATIONAL & EMERGING MARKETS FUND)

INVESTMENT OBJECTIVE. The investment objective of the JPMorgan/JNL International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index"). The Fund's industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


38.02%            -15.45%               -20.33%           -26.59%

[Insert Chart]

1999              2000              2001              2002

In the period shown in the chart, the Fund's highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -24.76% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------------------- -------------- ------------------
                                                  1 year         Life of Fund*
---------------------------------------------- -------------- ------------------

JPMorgan/JNL International Value Fund             -26.59%           -7.83%
SSB PMI Value EPAC Index                          -13.08%           -3.05%
MSCI All Country World Free (ex-U.S.) Index       -16.53%           -6.73%

---------------------------------------------- -------------- ------------------


The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices. * The Fund began operations on March 2, 1998.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management/Administrative Fee                          1.08%
Estimated Distribution (12b-1) Expense*                0.00%
Other Expenses                                            0%
-------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                   1.08%

-------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------

1 Year                                                 $110
-------------------------------------------------------------------------------
3 Years                                                $343
-------------------------------------------------------------------------------
5 Years                                                $595
-------------------------------------------------------------------------------
10 Years                                             $1,317

-------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JPMorgan/JNL International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan, and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

JANUS/JNL AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Janus/JNL Aggressive Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies selected for their growth potential. The Janus/JNL Aggressive Growth Fund invests primarily in equity securities when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund's cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund's portfolio.


The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest without limit in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall


     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o SMALL CAP INVESTING RISK. The prices of securities of smaller companies may fluctuate more than securities of larger, more established companies. Also, since securities of smaller companies may not be traded as actively as those of larger companies, it may be difficult or impossible for the Fund to sell those securities at a desirable price.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


18.95%            12.67%            57.66%           94.43%            -20.97%           -30.18%          -29.76%

[Insert Chart]

1996              1997              1998             1999              2000                2001             2002

In the periods shown in the chart, the Fund's highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -24.01% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------- ----------- ----------- ---------------------
                                     1 year       5 year       Life of Fund*
---------------------------------- ----------- ----------- ---------------------

Janus/JNL Aggressive Growth Fund     -29.76%      3.50%           9.32%
S&P 500 Index                        -22.10%     -0.59%           8.66%
Russell 1000 Growth Index            -28.56%     -4.52%           5.29%

---------------------------------- ----------- ----------- ---------------------


The S&P 500 Index and the Russell 1000 Growth Index are broad-based, unmanaged indices.
* The Fund began operations on May 15, 1995.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                         None
   Maximum Sales Load Imposed on Reinvested Dividends              None
   Deferred Sales Load                                             None
   Redemption Fee                                                  None
   Exchange Fee                                                    None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                               1.02%
Estimated Distribution (12b-1) Expense*                     0.08%
Other Expenses                                                 0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                        1.10%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------------

1 Year                                                $112
------------------------------------------------------------------------------
3 Years                                               $350
------------------------------------------------------------------------------
5 Years                                               $606
------------------------------------------------------------------------------
10 Years                                            $1,340

------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Special situations. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

FIXED INCOME INVESTMENTS. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Janus/JNL Aggressive Growth Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary ofJanus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Scott Schoelzel, Vice President of Janus Capital and Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund. Mr. Schoelzel joined Janus Capital in 1994. He holds a Bachelor Degree in Business from Colorado College. Mr. Schoelzel has had responsibility for the day-to-day management of the Fund since April 1, 2003.

JANUS/JNL BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the Janus/JNL Balanced Fund is long-term capital growth, consistent with preservation of capital and balanced by current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Janus/JNL Balanced Fund invests primarily in equity securities when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund's position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund's portfolio. The Fund will normally invest at least 25% of its assets in fixed-income securities. The Fund may invest without limit in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


 -4.49%  -6.57%

 [Insert Chart]

2001     2002

In the periods shown in the chart, the Fund's highest quarterly return was 4.93% (4th quarter of 2001) and its lowest quarterly return was -5.59% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

----------------------------------------- ---------------- ---------------------
                                              1 year           Life of Fund*
----------------------------------------- ---------------- ---------------------

Janus/JNL Balanced Fund                        -6.57%            -4.90%
S&P 500 Index                                  -22.10%          -16.28%
Lehman Brothers Gov't/Corp. Bond Index         11.04%            11.01%

----------------------------------------- ---------------- ---------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

* The Fund began operations on May 1, 2000.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                               1.05%

Estimated Distribution (12b-1) Expense*                     0.02%
Other Expenses                                                 0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                        1.07%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                             $109
--------------------------------------------------------------------------------
3 Years                                            $340
--------------------------------------------------------------------------------
5 Years                                            $590
--------------------------------------------------------------------------------
10 Years                                         $1,306

--------------------------------------------------------------------------------

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Special situations. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Janus/JNL Balanced Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Karen L. Reidy is Vice President of Janus Capital and the Portfolio Manager of the Fund. She is also the portfolio manager and Executive Vice President of Janus Balanced Fund and Janus Core Equity Fund. Ms. Reidy also manages separate accounts and sub-advised portfolios in the Balanced discipline. Ms. Reidy joined Janus Capital in 1995 as a research analyst. Before assuming management responsibilities of Janus Balanced Fund and Janus Equity Income Fund in January 2000, Ms. Reidy was Assistant Portfolio Manager of Janus Fund, focusing her research on large-capitalization companies. Ms. Reidy earned a bachelor's degree in accounting from the University of Colorado. She passed the Certified Public Accountant exam in 1992 and has earned the right to use the Chartered Financial Analyst designation.

JANUS/JNL CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Janus/JNL Capital Growth Fund is long-term growth of capital in a manner consistent with the preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective through a non-diversified portfolio consisting primarily of equity securities of U.S. and foreign companies selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index and are determined at the time their securities are acquired by the Fund. The market capitalizations within the Index will vary, but as of December 31, 2002, they ranged between approximately $225 million and $10.51 billion. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund's position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund's portfolio.


The Fund normally invests a majority of its equity assets in medium-sized companies. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest without limit in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o    MID-CAPITALIZATION   INVESTING  RISK.  The  prices  of  securities  of
          mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


16.83%            15.01%            35.16%           124.19%           -34.74%        -40.19%            -29.21%

[Insert Chart]

1996              1997              1998             1999              2000             2001              2002

In the periods shown in the chart, the Fund's highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -32.74% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------ ---------- -------------------- -----------------
                                 1 year         5 year            Life of Fund*
------------------------------ ---------- -------------------- -----------------

Janus/JNL Capital Growth Fund   -29.21%          -3.49%                5.47%
S&P MidCap 400 Index            -14.51%           6.40%               12.47%

------------------------------ ---------- -------------------- -----------------


The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                         None
   Maximum Sales Load Imposed on Reinvested Dividends              None
   Deferred Sales Load                                             None
   Redemption Fee                                                  None
   Exchange Fee                                                    None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                                 1.04%
Estimated Distribution (12b-1) Expense*                       0.05%
Other Expenses                                                   0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                          1.09%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                   $114
--------------------------------------------------------------------------------
3 Years                                                  $347
--------------------------------------------------------------------------------
5 Years                                                  $601
--------------------------------------------------------------------------------
10 Years                                               $1,329

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Special situations. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

FIXED INCOME INVESTMENTS. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Janus/JNL Capital Growth Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Jonathan Coleman, Vice President of Janus Capital and Portfolio Manager of the Fund, is responsible for the day-to-day management of the Janus/JNL Capital Growth Fund. Mr. Coleman was a research analyst with Janus Capital from 2000 through 2001. Mr. Coleman joined Janus Capital in 1994. Mr. Coleman earned a bachelor's degree from Williams College. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation. Mr. Coleman has had responsibility for the day-to-day management of the Fund since February 1, 2002.

JANUS/JNL GLOBAL EQUITIES FUND*

INVESTMENT OBJECTIVE. The investment objective of the Janus/JNL Global Equities Fund is long-term growth of capital in a manner consistent with the preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund's position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund's portfolio.


The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Fund can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Fund normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Fund may invest without limit in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


31.36%            19.12%            26.87%           64.58%            -18.28%       -23.50%            -27.12%

[Insert Chart]

1996              1997              1998             1999              2000             2001              2002

In the periods shown in the chart, the Fund's highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -20.53% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------------------- -------- -------- ----------------
                                                    1 year   5 year   Life of Fund*
-------------------------------------------------- -------- -------- ----------------

Janus/JNL Global Equities Fund                      -27.12%   -0.99%      8.95%
Morgan Stanley Capital International World Index    -21.06%   -3.29%      2.43%

-------------------------------------------------- -------- -------- ----------------

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.

* The Fund began operations on May 15, 1995.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                                1.07%
Estimated Distribution (12b-1) Expense*                      0.03%
Other Expenses                                                  0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                         1.10%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------

1 Year                                          $112
------------------------------------------------------------------------
3 Years                                         $350
------------------------------------------------------------------------
5 Years                                         $606
------------------------------------------------------------------------
10 Years                                      $1,340

------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Special situations. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

FIXED INCOME INVESTMENTS. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default, and may fluctuate more in value than higher-rated securities.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Janus/JNL Global Equities Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Helen Young Hayes and Laurence Chang, Vice Presidents of Janus Capital and Portfolio Managers of the Fund, are responsible for the day-to-day management of the Fund. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and has earned the right to use the Chartered Financial Analyst designation. Laurence Chang is Co-Manager and Executive Vice President of Janus Worldwide Fund, Janus Aspen Worldwide Growth Portfolio and Janus Aspen International Growth Portfolio. He also manages separate accounts and institutional commingled funds in the Global Growth and International Growth disciplines. Mr. Chang joined Janus Capital in 1993. Laurence received his Bachelor of Arts degree in religion with a concentration in philosophy from Dartmouth College, graduating summa cum laude, and a master's degree in political science from Stanford University. Laurence has earned the right to use the Chartered Financial Analyst designation. Ms. Hayes has had responsibility for the day-to-day management of the Fund since the inception of the Fund, while Mr. Chang has been co-manager of the Fund since January 2000.

JANUS/JNL GROWTH & INCOME FUND (FORMERLY THE GOLDMAN SACHS/JNL GROWTH & INCOME FUND)

INVESTMENT OBJECTIVE. The investment objectives of the Janus/JNL Growth & Income Fund are long-term capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund normally emphasizes investments in equity securities. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and will normally invest at least 25% of its assets in securities the portfolio manager believes have income potential. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Fund's position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Fund's portfolio. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund may invest without limit in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's average annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns.


As of May 1, 2000, Janus Capital Corporation (Janus) replaced Goldman Sachs Asset Management as the sub-adviser to this Fund. In addition, certain investment policies, practices and strategies were changed as of that date to reflect the management style of Janus, the new sub-adviser. The advisory fees were also changed. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31


4.98%             -8.56%                -13.51%               -21.73%

[Insert Chart]

1999              2000              2001                  2002

In the period shown in the chart, the Fund's highest quarterly return was 9.50% (4th quarter of 2001) and its lowest quarterly return was -16.77% (3rd quarter of 2002).

 AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------- ------------------------ -------------------
                                           1 year             Life of Fund*
---------------------------------- ------------------------ -------------------

Janus/JNL Growth & Income Fund             -21.73%               -10.35%
S&P 500 Index                              -22.10%                -2.25%

---------------------------------- ------------------------ -------------------

The S&P 500 Index is a broad-based, unmanaged index.
*The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                              1.05%

Estimated Distribution (12b-1) Expenses*                   0.02%
Other Expenses                                                0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                       1.07%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                             $109
--------------------------------------------------------------------------------
3 Years                                            $340
--------------------------------------------------------------------------------
5 Years                                            $590
--------------------------------------------------------------------------------
10 Years                                         $1,306

--------------------------------------------------------------------------------

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Special situations. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Janus/JNL Growth & Income Fund is Janus Capital Management LLC (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management business. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

David Corkins is Vice President of Janus Capital and Portfolio Manager of the Fund. He is also the portfolio manager and Executive Vice President of Janus Growth and Income Fund and Janus Aspen Growth and Income Portfolio. He also manages separate accounts in the LargeCap Growth and Diversified Growth disciplines. Mr. Corkins joined Janus Capital in 1995. Mr. Corkins graduated cum laude from Dartmouth College with a bachelor's degree in English and Russian, and earned an M.B.A. in finance with honors from Columbia University.

LAZARD/JNL MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the Lazard/JNL Mid Cap Value Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.


The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).



PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.


     o    MID-CAPITALIZATION   INVESTING  RISK.  The  prices  of  securities  of
          mid-capitalization companies may fluctuate more than those of larger, more established companies.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


4.77%             25.37%               13.24%        -14.08%

[Insert Chart]

1999              2000                  2001           2002

In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -16.09% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------- ----------------------- --------------------
                                           1 year             Life of Fund*
---------------------------------- ----------------------- --------------------

Lazard/JNL Mid Cap Value Fund             -14.08%                 3.49%
Russell MidCap Index                      -17.44%                -0.43%

---------------------------------- ----------------------- --------------------

The Russell MidCap Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                        None
   Maximum Sales Load Imposed on Reinvested Dividends             None
   Deferred Sales Load                                            None
   Redemption Fee                                                 None
   Exchange Fee                                                   None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------

Management/Administrative Fee                         1.08%
Estimated Distribution (12b-1) Expense*               0.04%

Other Expenses                                           0%
------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                  1.12%
------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------
1 Year                                          $114
------------------------------------------------------------------------
3 Years                                         $356
------------------------------------------------------------------------
5 Years                                         $617
------------------------------------------------------------------------
10 Years                                       1,363
------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

DERIVATIVES. The Fund may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Lazard/JNL Mid Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis. Herbert W. Gullquist, Andrew Lacey and Christopher Blake share primary responsibility for the day-to-day management of the Fund. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Director of Lazard. Mr. Blake, a research analyst, has been with Lazard since 1995. Mr. Gullquist has been responsible for the day-to-day management of the Fund since the inception of the Fund. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively.

LAZARD/JNL SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the Lazard/JNL Small Cap Value Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Fund's equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.


The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000 Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).


The  Fund  may  invest  in  equity  securities  of  larger  U.S.   companies  or
investment-grade fixed-income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


1.96%             16.60%                 17.34%      -17.22%

[Insert Chart]

1999              2000              2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -18.94% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------- ----------------------- --------------------
                                           1 year             Life of Fund*
---------------------------------- ----------------------- --------------------

Lazard/JNL Small Cap Value Fund           -17.22%                 0.11%
Russell 2000 Index                        -20.48%                -2.68%

---------------------------------- ----------------------- --------------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                                1.14%
Estimated Distribution (12b-1) Expense*                      0.03%
Other Expenses                                                  0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                         1.17%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------

1 Year                                                 $119
-------------------------------------------------------------------------------
3 Years                                                $372
-------------------------------------------------------------------------------
5 Years                                                $644
-------------------------------------------------------------------------------
10 Years                                             $1,420

-------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Lazard/JNL Small Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.


The Fund is managed on a team basis. Herbert W. Gullquist and Patrick Mullin share primary responsibility for the day-to-day management of the Fund. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a ViceChairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Gullquist and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since January 2001.

MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND


INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P500 Index in proportion to their market capitalization weighting in the S&P 500. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 500, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.


In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 in proportion to the weighting in the S&P 500. To the extent that the Fund seeks to replicate the S&P 500 using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 performance. The Fund's ability to achieve significant correlation between Fund and S&P 500 performance may be affected by changes in securities markets and changes in the composition of the S&P 500.


The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the S&P 500 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          The stocks of the S&P 500 in which the Fund invests are considered large-capitalization stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                                        0.60%
Estimated Distribution (12b-1) Expense*                               .01%
Other Expenses                                                          0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                 0.61%
--------------------------------------------------------------------------------


*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


--------------------------------------------------- -------------------------
EXPENSE EXAMPLE
--------------------------------------------------- -------------------------
1 Year                                                        $62
--------------------------------------------------- -------------------------
3 Years                                                       $195
--------------------------------------------------- -------------------------
5 Years                                                       $340
--------------------------------------------------- -------------------------
10 Years                                                      $762
--------------------------------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.

THE S&P 500 INDEX. The S&P 500 is composed of 500 common stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. The inclusion of a stock in the S&P 500 in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

Mellon Financial Corporation, the parent company of the Fund's sub-adviser, stock is included in the S&P 500 Index and, therefore, the Fund will purchase and own Mellon Financial Corporation stock.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.


Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND


INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund is to match the performance of the S&P 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 400 Index in proportion to their market capitalization weighting in the S&P 400. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 400, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.


In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 in proportion to the weighting in the S&P 400. To the extent that the Fund seeks to replicate the S&P 400 using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 400 may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 performance. The Fund's ability to achieve significant correlation between the Fund and S&P 400 performance may be affected by changes in securities markets and changes in the composition of the S&P 400.


The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall

     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the S&P 400 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------------------------
Management/Administrative Fee                                       0.60%
Estimated Distribution (12b-1) Expense*                              .01%
Other Expenses                                                         0%
------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                0.61%
------------------------------------------------------------------------------


*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                                 $62
--------------------------------------------------------------------------------
3 Years                                                                $195
--------------------------------------------------------------------------------
5 Years                                                                $340
--------------------------------------------------------------------------------
10 Years                                                               $762
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The S&P 400 Mid Cap Index. The S&P Mid Cap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P 400 are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 is weighted by its market capitalization (or the stock's price multiplied by the number of shares outstanding, as the S&P 400 is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.


Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND


INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL Small Cap Index Fund is to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 using sampling techniques, a close correlation between the Fund's performance and the performance of the Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o MID-CAP INVESTING RISK. Mid-capitalization stocks may be more volatile in price than large-capitalization stocks that dominate the overall stock market, and often perform quite differently.

     o INDEX INVESTING RISK. While the Russell 2000 is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.


          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------------------------
Management/Administrative Fee                                      0.60%

Estimated Distribution (12b-1) Expense*                            0.02%

Other Expenses                                                        0%
----------------------------------------------------------------------------

Total Fund Annual Operating Expenses                               0.62%

----------------------------------------------------------------------------


*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------

1 Year                                                              $63
------------------------------------------------------------------------------
3 Years                                                             $199
------------------------------------------------------------------------------
5 Years                                                             $346
------------------------------------------------------------------------------
10 Years                                                            $774

------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Russell 2000 Index. The Russell 2000 is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000).

The inclusion of a security in the Russell 2000 in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL Small Cap Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.


Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R) 1 Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE Free Index or derivative securities economically related to the MSCI EAFE Free Index.


To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.


          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing domestic companies.


          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has operating expenses and other considerations that the index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                                            0.65%

Estimated Distribution (12b-1) Expense*                                   .00%

Other Expenses                                                              0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                                     0.65%

--------------------------------------------------------------------------------


*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                                   $66
--------------------------------------------------------------------------------
3 Years                                                                  $208
--------------------------------------------------------------------------------
5 Years                                                                  $362
--------------------------------------------------------------------------------
10 Years                                                                 $810

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The MSCI EAFE Free Index. The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Free Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL International Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.


Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND


INVESTMENT OBJECTIVE. The investment objective of the Mellon Capital Management/JNL Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.


Through the sampling approach, the Fund's sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o INDEX INVESTING RISK. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor bond performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund is subject to expenses and other considerations to which the index is not, and because the sub-adviser uses a sampling technique rather than full replication of the index, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                                           0.60%

Estimated Distribution (12b-1) Expense*                                 0.00%

Other Expenses                                                             0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                                    0.60%

--------------------------------------------------------------------------------


*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------

1 Year                                                         $61
------------------------------------------------------------------------------
3 Years                                                        $192
------------------------------------------------------------------------------
5 Years                                                        $335
------------------------------------------------------------------------------
10 Years                                                       $750

------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Index is comprised of investment-grade, fixed-rate U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria: (1) the maturity must be greater than one year; (2) the issue must have at least $100 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody's Investors Service; (4) the rate must be fixed; and (5) the bond must be U.S. dollar-denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.

DERIVATIVES. Derivatives, such as futures or options on futures, are permitted investments of the Fund. However, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided by the Fund's principal investments. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisor must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-advisor is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Mellon Capital Management/JNL Bond Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.


Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

OPPENHEIMER/JNL GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Oppenheimer/JNL Global Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o    MID-CAP  INVESTING  RISK.  The  stock  prices  of   mid-capitalization
          companies may tend to fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.


     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o CYCLICAL OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-22.33%
                                    [chart]
2002

In the period shown in the chart, the Fund's highest quarterly return was 3.30% (4th quarter of 2002) and its lowest quarterly return was -18.48% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------- ------------ -----------------

                                                    1 year       Life of Fund*

------------------------------------------------- ------------ -----------------

Oppenheimer/JNL Global Growth Fund                  -22.33%          -17.85%
Morgan Stanley Capital International World Index    -21.06%          -20.12%

------------------------------------------------- ------------ -----------------


The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2001.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                           None
   Maximum Sales Load Imposed on Reinvested Dividends                None
   Deferred Sales Load                                               None
   Redemption Fee                                                    None
   Exchange Fee                                                      None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                                  1.05%

Estimated Distribution (12b-1) Expense*                        0.00%

Other Expenses                                                    0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                           1.05%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------

1 Year                                                 $107
-------------------------------------------------------------------------------
3 Years                                                $334
-------------------------------------------------------------------------------
5 Years                                                $579
-------------------------------------------------------------------------------
10 Years                                             $1,283

-------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Security selection criteria. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:


     o Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide,

     o    Companies that stand to benefit from global growth trends,

     o Businesses with strong competitive positions and high demand for their products or services,

     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.


TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Oppenheimer/JNL Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at 498 7th Avenue, New York, New York 10018. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

William L.Wilby, Senior Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund. He joined Oppenheimer in 1991. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and Ph.D. in international economics from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation.

OPPENHEIMER/JNL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Oppenheimer/JNL Growth Fund is to seek capital appreciation.


Principal Investment Strategies. The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o MID-CAP INVESTING RISK. The prices of stocks of mid-capitalization companies may fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-25.29%
                                    [chart]
2002

In the period shown in the chart, the Fund's highest quarterly return was -3.17% (4th quarter of 2002) and its lowest quarterly return was -11.36% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------- ------------------------ -----------------

                                              1 year             Life of Fund*

------------------------------------- ------------------------ -----------------

Oppenheimer/JNL Growth Fund                  -25.29%                  -18.97%
S&P 500 Index                                -22.10%                  -18.33%

------------------------------------- ------------------------ -----------------


The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2001.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                                  1.00%

Estimated Distribution (12b-1) Expense*                        0.00%

--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                           1.00%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                      $102
--------------------------------------------------------------------------------
3 Years                                                     $318
--------------------------------------------------------------------------------
5 Years                                                     $552
--------------------------------------------------------------------------------
10 Years                                                  $1,225

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Security selection criteria. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:


     o    Companies that are established and well-known in the marketplace

     o    Companies with above-average earnings growth

     o Companies in high-growth market sectors that are leaders within their sectors

     o Growth rates that the portfolio manager believes may be sustainable over time.


TEMPORARY DEFENSIVE POSITION. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment-grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund's shares or portfolio securities or to meet anticipated redemptions of Fund shares. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Oppenheimer/JNL Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at 498 7th Avenue, New York, New York 10018. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Bruce Bartlett, Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund. He joined Oppenheimer in 1995, prior to which he was a Vice President and Senior Portfolio Manager with First of America Investment Corporation. Mr. Bartlett holds a Bachelor of Science in microbiology and chemistry from the University of Michigan and an M.B.A. from Grand Valley State University. He has earned the right to use the Chartered Financial Analyst designation.

PIMCO/JNL TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the PIMCO/JNL Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

          For bonds, market risk includes credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of a security will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise causing the value of bonds, including those held by the Fund, to fall. A broad-based market drop also may cause a bond's price to fall.


     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-0.26%            11.75%            9.52%            8.85%

[Insert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------------------- ------------------------ ---------------
                                                1 year             Life of Fund*
--------------------------------------- ------------------------ ---------------

PIMCO/JNL Total Return Bond Fund                  8.85%                 7.27%
Lehman Brothers Aggregate Bond Index              2.07%                 7.28%

--------------------------------------- ------------------------ ---------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                         None
   Maximum Sales Load Imposed on Reinvested Dividends              None
   Deferred Sales Load                                             None
   Redemption Fee                                                  None
   Exchange Fee                                                    None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management/Administrative Fee                               0.80%

Estimated Distribution (12b-1) Expenses*                    0.00%


Other Expenses                                              0.00%

--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                        0.80%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------

1 Year                                                  $82
-----------------------------------------------------------------------------
3 Years                                                 $255
-----------------------------------------------------------------------------
5 Years                                                 $444
-----------------------------------------------------------------------------
10 Years                                                $990

-----------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.


WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed-delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PIMCO/JNL Total Return Bond Fund is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971. PIMCO is indirectly owned and controlled by Allianz A.G.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Fund. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

PPM AMERICA/JNL BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the PPM America/JNL Balanced Fund is reasonable income, long-term capital growth and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and fixed-income securities of U.S. companies, but may also invest in securities convertible into common stocks, deferred debt obligations and zero coupon bonds. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is approximately 45-75% of its assets in equities and 25-55% in fixed-income securities.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities. However, the Fund may take a modest position in lower- or non-rated fixed-income securities, and if, in the sub-adviser's opinion, market conditions warrant, may increase its position in lower- or non-rated securities from time to time.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


10.81%            18.43%            10.06%           -0.11%            8.25%                10.57%       -1.93%

[Insert Chart]

1996              1997              1998             1999              2000                  2001         2002

In the periods shown in the chart, the Fund's highest quarterly return was 9.77% (2nd quarter of 1997) and its lowest quarterly return was -11.16% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------- ----------- ---------- ------------------
                                         1 year      5 year      Life of Fund*
-------------------------------------- ----------- ---------- ------------------

PPM America/JNL Balanced Fund             -1.93%     5.23%          9.17%
S&P 500 Index                            -22.10%    -0.59%          8.66%
Lehman Brothers Aggregate Bond Index       2.07%     7.53%          7.58%

-------------------------------------- ----------- ---------- ------------------

Each of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                             None
   Maximum Sales Load Imposed on Reinvested Dividends                  None
   Deferred Sales Load                                                 None
   Redemption Fee                                                      None
   Exchange Fee                                                        None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                    0.81%

Estimated Distribution (12b-1) Expenses*                          0.01%**

Other Expenses                                                      0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                             0.82%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


** The Adviser anticipates that the 12b-1 plan expense will be less than .01%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                      $83
--------------------------------------------------------------------------------
3 Years                                                    $259
--------------------------------------------------------------------------------
5 Years                                                    $450
--------------------------------------------------------------------------------
10 Years                                                 $1,002

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The PPM America/JNL Balanced Fund invests primarily in common stocks and fixed-income securities.

DERIVATIVES. The Fund may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in cash equivalents, such as U.S. Government securities and high-grade commercial paper. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL Balanced Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.


PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM has supervised and managed the investment portfolio of the Fund since May 1, 1997.

PPM AMERICA/JNL HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The primary investment objective of the PPM America/JNL High Yield Bond Fund is to provide a high level of current income; its secondary investment objective is capital appreciation by investing in fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.


PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Fund will invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in "junk bonds," which are bonds rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Fund will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality. In pursuing its secondary investment objective of capital appreciation, the Fund may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Fund may invest for this purpose up to 20% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in the securities , it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          Treating high current income as its primary investment objective means that the Fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


12.90%            15.05%            3.84%            1.09%             -5.62%           5.67%       2.05%

[Insert Chart]

1996              1997              1998             1999              2000             2001         2002



In the periods shown in the chart, the Fund's highest quarterly return was 5.71%
(3rd quarter of 1997) and its lowest quarterly return was -4.58% (4th quarter of 2000).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------------------- --------------- ------------------ ----------------------
                                            1 year           5 year            Life of Fund*
--------------------------------------- --------------- ------------------ ----------------------

PPM America/JNL High Yield Bond Fund         2.05%            1.33%                 5.21%
Lehman Brothers High Yield Index            -1.41%            0.38%                 4.43%

--------------------------------------- --------------- ------------------ ----------------------

The Lehman Brothers High Yield Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                           None
   Maximum Sales Load Imposed on Reinvested Dividends                None
   Deferred Sales Load                                               None
   Redemption Fee                                                    None
   Exchange Fee                                                      None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                                 0.82%
Estimated Distribution (12b-1) Expenses*                      0.00%

Other Expenses                                                   0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                          0.82%
--------------------------------------------------------------------------------


* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                        $84
--------------------------------------------------------------------------------
3 Years                                                      $262
--------------------------------------------------------------------------------
5 Years                                                      $455
--------------------------------------------------------------------------------
10 Years                                                   $1,014
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund invests the majority of its assets under normal market conditions in U.S. corporate bonds of below investment-grade quality and with maturities exceeding three years.


CURRENCIES AND DERIVATIVES. In addition to investing in securities of foreign issuers, the Fund may also hold a portion of its assets in foreign currencies and enter into forward currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. Investment in derivative instruments involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund. If the sub-adviser uses derivatives in an attempt to `hedge" the overall risk of the portfolio, that strategy may not be successful due, for example, to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

OTHER INVESTMENTS. The Fund may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The actual payment for and delivery of when-issued securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of such securities can result in a loss if their value declines prior to the settlement date. This can occur, for example, if interest rates increase prior to settlement.

ZERO-COUPON BONDS. The Fund may invest without limit in zero coupon bonds. The prices of zero-coupon bonds tend to fluctuate more widely in response to changes in interest rates than the prices of bonds that pay current interest.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL High Yield Bond Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.


PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

PPM AMERICA/JNL MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the PPM America/JNL Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.


PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in the following types of high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.


     o Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

     o Corporate obligations, including commercial paper, of domestic and foreign issuers;

     o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o RISK OF INVESTMENT IN BANKING INDUSTRY. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


4.87%             5.01%             4.99%            4.67%             5.83%     3.45%          1.07%

[Insert Chart]

1996              1997              1998             1999              2000     2001             2002

In the periods shown in the chart, the Fund's highest quarterly return was 1.50%
(4th quarter of 2000) and its lowest quarterly return was 0.23% (4th quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------------------- ---------------- --------------- --------------------
                                                       1 year           5 year         Life of Fund*
-------------------------------------------------- ---------------- --------------- --------------------

PPM America/JNL Money Market Fund                        1.07%          3.98%              4.34%
Merrill Lynch Treasury Bill Index (3 month)              1.71%          4.36%              4.69%

-------------------------------------------------- ---------------- --------------- --------------------


The 7-day yield of the Fund on December 31, 2002, was 0.71%. The Merrill Lynch Treasury Bill Index is a broad-based unmanaged index. * The Fund began operations on May 15, 1995.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                               None
   Maximum Sales Load Imposed on Reinvested Dividends                    None
   Deferred Sales Load                                                   None
   Redemption Fee                                                        None
   Exchange Fee                                                          None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                  0.69%
Other Expenses                                                    0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                           0.69%
--------------------------------------------------------------------------------


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------
1 Year                                               $70
----------------------------------------------------------------------------
3 Years                                             $221
----------------------------------------------------------------------------
5 Years                                             $384
----------------------------------------------------------------------------
10 Years                                            $859
----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL Money Market Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.


PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives.

PPM AMERICA/JNL VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund primarily seeks to maintain a minimum average weighted market capitalization of $5 billion.


Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                             None
   Maximum Sales Load Imposed on Reinvested Dividends                  None
   Deferred Sales Load                                                 None
   Redemption Fee                                                      None
   Exchange Fee                                                        None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                                    0.85%
Estimated Distribution (12b-1) Expense*                          0.13%
Other Expenses                                                      0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                             0.98%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                       $100
--------------------------------------------------------------------------------
3 Years                                                      $312
--------------------------------------------------------------------------------
5 Years                                                      $542
--------------------------------------------------------------------------------
10 Years                                                   $1,201

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.

The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.


PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund's investment objectives.

PUTNAM/JNL EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Putnam/JNL Equity Fund is long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Fund may invest a portion of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


26.81%            21.88%            34.93%           29.41%            -17.85%         -25.01%          -24.10%

[Insert Chart]

1996              1997              1998             1999              2000             2001              2002

In the periods shown in the chart, the Fund's highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -20.21% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------- ------------------ ------------------ -----------------
                                      1 year              5 year         Life of Fund*
-------------------------------- ------------------ ------------------ -----------------

Putnam/JNL Equity Fund               -24.10%              -3.97%            6.41%
S&P 500 Index                        -22.10%              -0.59%            8.66%

-------------------------------- ------------------ ------------------ -----------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                        None
   Maximum Sales Load Imposed on Reinvested Dividends             None
   Deferred Sales Load                                            None
   Redemption Fee                                                 None
   Exchange Fee                                                   None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                              0.99%
Estimated Distribution (12b-1) Expenses*                   0.06%
Other Expenses                                                0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                       1.05%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------

1 Year                                          $107
------------------------------------------------------------------------
3 Years                                         $334
------------------------------------------------------------------------
5 Years                                         $579
------------------------------------------------------------------------
10 Years                                      $1,283

------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long-term.

DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TERMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.



The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Putnam/JNL Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by Justin M. Scott, Managing Director and Chief Investment Officer of the Group. Mr. Scott joined Putnam in 1988 as Portfolio Manager in the International Equity Group. Prior to that, Mr. Scott was Executive Director and Portfolio Manager with Lazard Investors Ltd.

PUTNAM/JNL INTERNATIONAL EQUITY FUND (FORMERLY THE T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT FUND)

INVESTMENT OBJECTIVE. The investment objective of the Putnam/JNL International Equity Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Fund normally has at least three countries represented in its portfolio, including both developed and emerging markets.


The Fund seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The sub-adviser's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.


The sub-adviser selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. The sub-adviser begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companieswhich are potentially mispriced and merit further analysis. Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the sub-adviser's International Core Equity portfolio management team, and their decision must be unanimous. A representative of the sub-adviser typically visits all companies before a purchase decision is finalized.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of May 1, 2000, Putnam Investment Management, Inc. replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Fund. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31(Pre-May 2000 results achieved by prior sub-adviser)

13.91%            2.65%             14.43%           32.11%            -13.99%      -20.29%        -20.58%

[Insert Chart]

1996              1997              1998             1999              2000            2001         2002

In the periods shown in the chart, the Fund's highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

----------------------------------------------- --------------------------- -------------------- -------------------
                                                          1 year                  5 year           Life of Fund*
----------------------------------------------- --------------------------- -------------------- -------------------

Putnam/JNL International Equity Fund                     -20.58%                  -3.81%                0.41%
Morgan Stanley Europe and Australasia, Far
East Equity Index                                        -17.52%                  -4.33%               -1.36%

----------------------------------------------- --------------------------- -------------------- -------------------


The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index. * The Fund began operations on May 15, 1995. Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International, Inc.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                            None
   Maximum Sales Load Imposed on Reinvested Dividends                 None
   Deferred Sales Load                                                None
   Redemption Fee                                                     None
   Exchange Fee                                                       None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                              1.18%
Estimated Distribution (12b-1) Expenses*                   0.03%
Other Expenses                                                0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                       1.21%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------

1 Year                                                 $123
-------------------------------------------------------------------------------
3 Years                                                $384
-------------------------------------------------------------------------------
5 Years                                                $665
-------------------------------------------------------------------------------
10 Years                                             $1,466

-------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Putnam/JNL International Equity Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the International Core Equity team at Putnam. The team is headed by Omid Kamshad, Managing Director and Chief Investment Officer of the group. Mr. Kamshad has been employed by Putnam since 1996. Prior to January 1996, Mr. Kamshad was employed at Lombard Odier International Portfolio Management Limited and prior to April 1995, he was employed at Baring Asset Management Company.

PUTNAM/JNL MIDCAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Putnam/JNL Midcap Growth Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in common stocks of U.S. mid-capitalization companies, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.


     o MID-CAPITALIZATION INVESTING RISK. The prices of equity securities of mid-capitalization companies may fluctuate more than equity securities of larger, more-established companies..


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

-26.97%           -29.32%

 [Insert Chart]

2001              2002

In the periods shown in the chart, the Fund's highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).

Average Annual Total Returns as of December 31, 2002

-------------------------------- --------------------------- -------------------
                                           1 year               Life of Fund*
-------------------------------- --------------------------- -------------------

Putnam/JNL Midcap Growth Fund             -29.32%                 -22.22%
Russell MidCap Growth Index               -14.51%                  -3.63%

-------------------------------- --------------------------- -------------------


The Russell MidCap Growth Index is a broad-based, unmanaged index. The Fund began operations on May 1, 2000.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
    Maximum Sales Load Imposed on Purchases                         None
    Maximum Sales Load Imposed on Reinvested Dividends              None
    Deferred Sales Load                                             None
    Redemption Fee                                                  None
    Exchange Fee                                                    None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                1.05%

Estimated Distribution (12b-1) Expenses*                     0.05%

Other Expenses                                                  0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                         1.10%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                  $112
--------------------------------------------------------------------------------
3 Years                                                 $350
--------------------------------------------------------------------------------
5 Years                                                 $606
--------------------------------------------------------------------------------
10 Years                                              $1,340

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Foreign securities. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


PORTFOLIO TURNOVER. The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.


In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.


TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Putnam/JNL Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Midcap Equity Growth team at Putnam. The team is headed by Eric M. Wetlaufer, Managing Director and Chief Investment Officer for the group. Mr. Wetlaufer has been with Putnam since 1997. Prior to 1997, Mr. Wetlaufer was with Cadence Capital Management.

PUTNAM/JNL VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Putnam/JNL Value Equity Fund is capital growth, with income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $4 billion or greater.


The sub-adviser typically selects companies whose stocks have above-average valuations described by dividend yield, price/sale, price/earnings or price/book dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Fund's exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in the equity securities , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


24.33%            21.82%            12.48%           -1.04%            6.96%    -6.32%        -19.87%

[Insert Chart]

1996              1997              1998             1999              2000     2001             2002

In the periods shown in the chart, the Fund's highest quarterly return was 16.64% (4th quarter of 1998) and its lowest quarterly return was -17.36% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002


-------------------------------- --------------------------- -------------------- -------------------
                                           1 year                  5 year           Life of Fund*
-------------------------------- --------------------------- -------------------- -------------------

Putnam/JNL Value Equity Fund              -19.87%                  -2.22%                6.86%
S&P 500 Index                             -22.10%                  -0.59%                8.66%

-------------------------------- --------------------------- -------------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM America, Inc.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management/Administrative Fee                          0.98%
Estimated Distribution (12b-1) Expense*                0.03%
Other Expenses                                            0%
-------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                   1.01%

-------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                   $103
--------------------------------------------------------------------------------
3 Years                                                  $322
--------------------------------------------------------------------------------
5 Years                                                  $558
--------------------------------------------------------------------------------
10 Years                                               $1,236

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Putnam/JNL Value Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


The Fund is managed by the Large Cap Value team at Putnam. The team is headed by Deborah F. Kuenstner, CFA, Managing Director and Chief Investment Officer of the group. In this role, she heads the team managing large-cap value equity portfolios for retail and institutional clients. Ms. Kuenstner joined Putnam in 1997 as Senior Vice President and Senior Portfolio Manager in the International Core and Value Equity Group. In 1998, she was promoted to Chief Investment Officer of the International Value Equities team. A Chartered Financial Analyst, Ms. Kuenstner has 20 years of investment experience. Before joining Putnam, Ms. Kuenstner was a Senior Portfolio Manager of International Equities from 1989 through 1997 at DuPont Pension Fund Investment.

S&P/JNL CONSERVATIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Conservative Growth Fund I is capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Conservative Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 55% to 65% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market funds. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


19.52%            -1.55%     -4.78%         -8.48%

[Insert Chart]

1999              2000     2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------------------- --------------- --------------------
                                            1 year         Life of Fund*
--------------------------------------- --------------- --------------------

S&P/JNL Conservative Growth Fund I           -8.48%            1.51%
Lehman Brothers Aggregate Bond Index         10.26%            7.59%
S&P 500 Index                               -22.10%           -3.50%

--------------------------------------- --------------- --------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 40% of the fixed-income investments of the Fund.

* The Fund began operations on April 9, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                    0.20%
Other Expenses                                                      0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                             0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                       $20
--------------------------------------------------------------------------------
3 Years                                                      $64
--------------------------------------------------------------------------------
5 Years                                                     $113
--------------------------------------------------------------------------------
10 Years                                                    $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL MODERATE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Moderate Growth Fund I is to seek capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Moderate Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Global Equities Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 70% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 30% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


26.74%            -4.35%                  -7.34%              -12.40%

[Insert Chart]

1999              2000                      2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------- ----------------------- ------------------
                                              1 year             Life of Fund*
------------------------------------- ----------------------- ------------------

S&P/JNL Moderate Growth Fund I               -12.40%                 0.96%
Lehman Brothers Aggregate Bond Index          10.26%                 7.59%
S&P 500 Index                                -22.10%                -3.33%

------------------------------------- ----------------------- ------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 25% of the fixed-income investments of the Fund.

* The Fund began operations on April 8, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                   None
   Maximum Sales Load Imposed on Reinvested Dividends        None
   Deferred Sales Load                                       None
   Redemption Fee                                            None
   Exchange Fee                                              None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                             0.20%
Other Expenses                                               0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                      0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                       $20
--------------------------------------------------------------------------------
3 Years                                                      $64
--------------------------------------------------------------------------------
5 Years                                                     $113
--------------------------------------------------------------------------------
10 Years                                                    $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Aggressive Growth Fund I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.


The Fund seeks to achieve capital growth primarily through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve capital growth secondarily through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 85% to 95% of its assets to Underlying Funds that invest primarily in equity securities and 5% to 15% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.


Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


35.38%            -9.37%           -10.58%         -18.26%

[Insert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -15.21% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------------- ------------------- -------------------
                                                 1 year         Life of Fund*
---------------------------------------- ------------------- -------------------

S&P/JNL Aggressive Growth Fund I                -18.26%            -0.52%
Lehman Brothers Aggregate Bond Index             10.26%             7.59%
S&P 500 Index                                   -22.10%            -3.33%

---------------------------------------- ------------------- -------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 10% of the fixed-income investments of the Fund.


* The Fund began operations on April 8, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                  0.20%
Other Expenses                                                    0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                           0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------
1 Year                                                $20
-----------------------------------------------------------------------------
3 Years                                               $64
-----------------------------------------------------------------------------
5 Years                                              $113
-----------------------------------------------------------------------------
10 Years                                             $255
-----------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL VERY AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Very Aggressive Growth Fund I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Very Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.


Under normal circumstances, the Fund allocates up to 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's average annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


48.86%            -17.16%         -13.73%   -23.20%

[Insert Chart]

1999              2000             2001     2002

In the period shown in the chart, the Fund's highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -18.15% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------------------- --------------------- ------------------
                                              1 year             Life of Fund*
--------------------------------------- --------------------- ------------------

S&P/JNL Very Aggressive Growth Fund I        -23.20%                -1.87%
S&P 500 Index                                -22.10%                -3.43%

--------------------------------------- --------------------- ------------------

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund. * The Fund began operations on April 1, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                      0.20%
Other Expenses                                                        0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                               0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                   $20
--------------------------------------------------------------------------------
3 Years                                                  $64
--------------------------------------------------------------------------------
5 Years                                                 $113
--------------------------------------------------------------------------------
10 Years                                                $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL EQUITY GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Equity Growth Fund I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which S&P/JNL Equity Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.


Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


43.19%            -14.06%                  -14.31%   -23.34%

[Insert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 27.60% (4th quarter of 1999) and its lowest quarterly return was -17.63% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------- ----------------------- --------------------
                                         1 year             Life of Fund*
-------------------------------- ----------------------- --------------------

S&P/JNL Equity Growth Fund I            -23.34%                -3.14%
S&P 500 Index                           -22.10%                -3.49%

-------------------------------- ----------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 13, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
    Maximum Sales Load Imposed on Purchases                       None
    Maximum Sales Load Imposed on Reinvested Dividends            None
    Deferred Sales Load                                           None
    Redemption Fee                                                None
    Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                0.20%
Other Expenses                                                  0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                         0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------
1 Year                                                  $20
-------------------------------------------------------------------------------
3 Years                                                 $64
-------------------------------------------------------------------------------
5 Years                                                $113
-------------------------------------------------------------------------------
10 Years                                               $255
-------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Equity Aggressive Growth Fund I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which S&P/JNL Equity Aggressive Growth Fund I may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging market may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


45.25%            -15.27%                -13.69%     -23.21%

[Insert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 28.62% (4th quarter of 1999) and its lowest quarterly return was -18.22% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------------- ------------------ --------------------
                                              1 year           Life of Fund*
---------------------------------------- ------------------ --------------------

S&P/JNL Equity Aggressive Growth Fund I       -23.21%             -2.75%
S&P 500 Index                                 -22.10%             -3.67%

---------------------------------------- ------------------ --------------------

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 15, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                         None
   Maximum Sales Load Imposed on Reinvested Dividends              None
   Deferred Sales Load                                             None
   Redemption Fee                                                  None
   Exchange Fee                                                    None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                            0.20%
Other Expenses                                              0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                     0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------
1 Year                                                $20
----------------------------------------------------------------------------
3 Years                                               $64
----------------------------------------------------------------------------
5 Years                                              $113
----------------------------------------------------------------------------
10 Years                                             $255
----------------------------------------------------------------------------




ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL CONSERVATIVE GROWTH FUND II

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Conservative Growth Fund II is capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Conservative Growth Fund II may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alliance Capital/JNL Growth Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 60% to 70% of its assets to Underlying Funds that invest primarily in equity securities and 30% to 40% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


16.14%            -5.77%                    -7.00%   -12.74%

[Inert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 12.71% (4th quarter of 1999) and its lowest quarterly return was -8.32% (2nd quarter of 2002).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
-------------------------------------- ------------------ --------------------
                                             1 year           Life of Fund*
-------------------------------------- ------------------ --------------------

S&P/JNL Conservative Growth Fund II        -12.74%              -3.45%
Lehman Brothers Aggregate Bond Index        10.26%               7.59%
S&P 500 Index                              -22.10%              -3.49%

-------------------------------------- ------------------ --------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 65% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 35% of the fixed-income investments of the Fund.

* The Fund began operations on April 13, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                        None
   Maximum Sales Load Imposed on Reinvested Dividends             None
   Deferred Sales Load                                            None
   Redemption Fee                                                 None
   Exchange Fee                                                   None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                              0.20%
Other Expenses                                                0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                       0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------
1 Year                                                  $20
-------------------------------------------------------------------------------
3 Years                                                 $64
-------------------------------------------------------------------------------
5 Years                                                $113
-------------------------------------------------------------------------------
10 Years                                               $255
-------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL MODERATE GROWTH FUND II

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Moderate Growth Fund II is capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objectives by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Moderate Growth Fund II may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alliance Capital/JNL Growth Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 70% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 30% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.


Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


22.77%            -6.57%          -9.48%             -15.51%

[Insert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 15.43% (4th quarter of 1999) and its lowest quarterly return was -12.14% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------- ------------------ --------------------
                                             1 year          Life of Fund*
-------------------------------------- ------------------ --------------------

S&P/JNL Moderate Growth Fund II            -15.51%              -2.29%
Lehman Brothers Aggregate Bond Index        10.26%               7.59%
S&P 500 Index                              -22.10%              -3.49%

-------------------------------------- ------------------ --------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 25% of the fixed-income investments of the Fund.

* The Fund began operations on April 13, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                     None
   Maximum Sales Load Imposed on Reinvested Dividends          None
   Deferred Sales Load                                         None
   Redemption Fee                                              None
   Exchange Fee                                                None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                            0.20%
Other Expenses                                              0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                     0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------
1 Year                                                  $20
-------------------------------------------------------------------------------
3 Years                                                 $64
-------------------------------------------------------------------------------
5 Years                                                $113
-------------------------------------------------------------------------------
10 Years                                               $255
-------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL AGGRESSIVE GROWTH FUND II

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Aggressive Growth Fund II is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Aggressive Growth Fund II may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alliance Capital/JNL Growth Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth primarily through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve capital growth secondarily through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Under normal circumstances, the Fund allocates approximately 85% to 95% of its assets to Underlying Funds that invest primarily in equity securities and 5% to 15% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


28.66%            -9.04%        -12.75%     -21.37%

[Insert Chart]

1999              2000           2001                2002

In the period shown in the chart, the Fund's highest quarterly return was 20.17% (4th quarter of 1999) and its lowest quarterly return was -15.30% (3rd quarter of 2001).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
------------------------------------- ---------------- --------------------
                                           1 year         Life of Fund*
------------------------------------- ---------------- --------------------

S&P/JNL Aggressive Growth Fund II        -21.37%             -4.44%
Lehman Brothers Aggregate Bond Index      10.26%              7.59%
S&P 500 Index                            -22.10%             -3.49%

------------------------------------- ---------------- --------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 10% of the fixed-income investments of the Fund.

*The Fund began operations on April 13, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                     None
   Maximum Sales Load Imposed on Reinvested Dividends          None
   Deferred Sales Load                                         None
   Redemption Fee                                              None
   Exchange Fee                                                None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                  0.20%
Other Expenses                                                    0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                           0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------
EXPENSE EXAMPLE
------------------------------------------------------------------------------
1 Year                                                 $20
------------------------------------------------------------------------------
3 Years                                                $64
------------------------------------------------------------------------------
5 Years                                               $113
------------------------------------------------------------------------------
10 Years                                              $255
------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL VERY AGGRESSIVE GROWTH FUND II

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Very Aggressive Growth Fund II is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which S&P/JNL Very Aggressive Growth Fund II may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alliance Capital/JNL Growth Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


 ANNUAL TOTAL RETURNS AS OF DECEMBER 31


42.42%            -12.86%              -11.97%                -25.32%

[Insert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 26.60% (4th quarter of 1999) and its lowest quarterly return was -16.87% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------------------- ----------------- --------------------
                                             1 year          Life of Fund*
--------------------------------------- ----------------- --------------------

S&P/JNL Very Aggressive Growth Fund II      -25.32%             -2.65%
S&P 500 Index                               -22.10%             -3.49%

--------------------------------------- ----------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 13, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management/Administrative Fee                                 0.20%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses                                                   0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                          0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------------
1 Year                                                 $20
------------------------------------------------------------------------------
3 Years                                                $64
------------------------------------------------------------------------------
5 Years                                               $113
------------------------------------------------------------------------------
10 Years                                              $255
------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL EQUITY GROWTH FUND II

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Equity Growth Fund II is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Equity Growth Fund II may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alliance Capital/JNL Growth Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


36.29%            -10.35%      -14.38%      -26.08%

[Insert Chart]

1999              2000              2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 23.27% (4th quarter of 1999) and its lowest quarterly return was -17.70% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------- ----------------------- --------------------
                                         1 year             Life of Fund*
-------------------------------- ----------------------- --------------------

S&P/JNL Equity Growth Fund II           -26.08%                -5.22%
S&P 500 Index                           -22.10%                -3.49%

-------------------------------- ----------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund. * The Fund began operations on April 13, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                               0.20%
Other Expenses                                                 0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                        0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------
1 Year                                         $20
----------------------------------------------------------------------
3 Years                                        $64
----------------------------------------------------------------------
5 Years                                       $113
----------------------------------------------------------------------
10 Years                                      $255
----------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Equity Aggressive Growth Fund II is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Equity Aggressive Growth Fund II may invest are the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alliance Capital/JNL Growth Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Money Market Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Fund allocates 100% of its assets to Underlying Funds that invest primarily in equity securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


39.61%            -11.18%              -12.85%                -25.19%

[Insert Chart]

1999              2000              2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 25.34% (4th quarter of 1999) and its lowest quarterly return was -17.07% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------ ----------------- -------------------
                                                1 year          Life of Fund*
------------------------------------------ ----------------- -------------------

S&P/JNL Equity Aggressive Growth Fund II       -25.19%             -3.69%
S&P 500 Index                                  -22.10%             -3.49%

------------------------------------------ ----------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index. The S&P 500 Index represents 100% of the equity investments of the Fund.
* The Fund began operations on April 13, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                0.20%
Other Expenses                                                  0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                         0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                    $20
--------------------------------------------------------------------------------
3 Years                                                   $64
--------------------------------------------------------------------------------
5 Years                                                  $113
--------------------------------------------------------------------------------
10 Years                                                 $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL CONSERVATIVE GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Conservative Growth Fund is capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Conservative Growth Fund may invest are the Alliance Capital/JNL Growth Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Small Cap Value Fund, Lazard/JNL Mid Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, PPM America/JNL Money Market Fund, Putnam/JNL International Equity Fund, Putnam/JNL Midcap Growth Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Funds that invest exclusively in investment-grade securities.


Under normal circumstances, the Fund allocates approximately 50% to 75% of its assets to Underlying Funds that invest primarily in equity securities, 15% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market funds. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31

-6.60%   -12.16%

  [Insert Chart]

2001     2002

In the period shown in the chart, the Fund's highest quarterly return was 7.23% (4th quarter of 2001) and its lowest quarterly return was -23.03% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------- -------------------- --------------------
                                            1 year             Life of Fund*
-------------------------------------- -------------------- --------------------

S&P/JNL Conservative Growth Fund           -12.16%                -8.02%
Lehman Brothers Aggregate Bond Index        10.26%                10.08%
S&P 500 Index                              -22.10%               -13.54%

-------------------------------------- -------------------- --------------------


The S&P 500 and Lehman Brothers Aggregate Bond Indexes are a broad-based, unmanaged index. The total returns were calculated according to the following weightings: the S&P 500 Index represents 65% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 35% of the fixed-income investments of the Fund.
* The Fund began operations on January 26, 2000.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                               0.20%
Other Expenses                                                 0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                        0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                     $20
--------------------------------------------------------------------------------
3 Years                                                    $64
--------------------------------------------------------------------------------
5 Years                                                   $113
--------------------------------------------------------------------------------
10 Years                                                  $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL MODERATE GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Moderate Growth Fund is capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Moderate Growth Fund may invest are the Alliance Capital/JNL Growth Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Small Cap Value Fund, Lazard/JNL Mid Cap Value Fund,Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, PPM America/JNL Money Market Fund, Putnam/JNL International Equity Fund, Putnam/JNL Midcap Growth Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Funds that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Funds that invest exclusively in investment-grade securities.

Under normal circumstances, the Fund allocates approximately 60% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 40% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-9.32%   -17.37%

                                 [Insert Chart]

2001     2002

In the period shown in the chart, the Fund's highest quarterly return was 9.94% (4th quarter of 2001) and its lowest quarterly return was -12.47% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------- ----------------------- -----------------
                                               1 year             Life of Fund*
-------------------------------------- ----------------------- -----------------

S&P/JNL Moderate Growth Fund                  -17.37%               -11.82%
Lehman Brothers Aggregate Bond Index           10.26%                10.08%
S&P 500 Index                                 -22.10%               -14.31%

-------------------------------------- ----------------------- -----------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 25% of the fixed-income investments of the Fund.

* The Fund began operations on January 13, 2000.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                 0.20%
Other Expenses                                                   0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                          0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                      $20
--------------------------------------------------------------------------------
3 Years                                                     $64
--------------------------------------------------------------------------------
5 Years                                                    $113
--------------------------------------------------------------------------------
10 Years                                                   $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Aggressive Growth Fund is capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Aggressive Growth Fund may invest are the Alliance Capital/JNL Growth Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Global Equities Fund, Janus/JNL Growth & Income Fund, Lazard/JNL Small Cap Value Fund, Lazard/JNL Mid Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, PPM America/JNL Money Market Fund, Putnam/JNL International Equity Fund, Putnam/JNL Midcap Growth Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, and T. Rowe Price/JNL Mid-Cap Growth Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investment in Underlying Funds that invest primarily in fixed-income securities. These investments may include Funds that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Funds that invest exclusively in investment-grade securities.

Under normal circumstances, the Fund allocates 75% to 100% of its assets to Underlying Funds that invest primarily in equity securities and 0% to 25% to Underlying Funds that invest primarily in fixed-income securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence its performance, such as:


     o MARKET RISK. Because the Fund invests indirectly in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


-15.86%  -23.49%

                                 [Insert Chart]

2001     2002

In the period shown in the chart, the Fund's highest quarterly return was 12.70% (4th quarter of 2001) and its lowest quarterly return was -18.64% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

---------------------------------------- ------------------- -------------------
                                             1 year             Life of Fund*
---------------------------------------- ------------------- -------------------

S&P/JNL Aggressive Growth Fund              -23.49%               -15.27%
Lehman Brothers Aggregate Bond Index         10.26%                10.08%
S&P 500 Index                               -22.10%               -13.29%

---------------------------------------- ------------------- -------------------


The S&P 500 Index and the Lehman Brothers Aggregate Bond Index are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Brothers Aggregate Bond Index represents 10% of the fixed-income investments of the Fund.

* The Fund began operations on January 6, 2000.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                    None
   Maximum Sales Load Imposed on Reinvested Dividends         None
   Deferred Sales Load                                        None
   Redemption Fee                                             None
   Exchange Fee                                               None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                0.20%
Other Expenses                                                  0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                         0.20%
--------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .89% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
1 Year                                                      $20
--------------------------------------------------------------------------------
3 Years                                                     $64
--------------------------------------------------------------------------------
5 Years                                                    $113
--------------------------------------------------------------------------------
10 Years                                                   $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL CORE INDEX 100 FUND

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Core Index 100 Fund is long-term capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Core Index 100 Fund may invest are the Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund and the PPM America/JNL Money Market Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities of the various indexes. These investments may include Funds that invest in stocks of large, established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:


     o MARKET RISK. Because the Fund indirectly invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.


     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

     o INDEX INVESTING RISK. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.

          The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between Fund and index performance may be affected by the Fund's expenses and Underlying Funds' expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds' portfolios and the timing of purchases and redemptions of the underlying Funds' shares. Because an Underlying Fund has expenses and other considerations that the index does not, the performance of an Underlying Fund that is intended to track an index generally will be less than that of the index.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Funds foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds' sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Underlying Fund's sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.


Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.


Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee                                                None
  Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------------------------
Management/Administrative Fee                                           0.20%
Estimated Distribution (12b-1) Expense                                     0%
Other Expenses                                                             0%
------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                    0.20%
------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.10%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


-----------------------------------------------------------------------------
EXPENSE EXAMPLE
-----------------------------------------------------------------------------
1 Year                                                        $20
-----------------------------------------------------------------------------
3 Years                                                       $64
-----------------------------------------------------------------------------
5 Years                                                       $113
-----------------------------------------------------------------------------
10 Years                                                      $255
-----------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL CORE INDEX 75 FUND


INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Core Index 75 Fund is long-term capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 75% in the following Funds: Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund and JPMorgan/JNL Enhanced S&P 500 Stock Index Fund. The remaining 25% may be invested in the following Funds: AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund indirectly invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds' sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Underlying Fund's sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which an Underlying Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.


     o INDEX INVESTING RISK. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, an Underlying Fund's performance will be more vulnerable to changes in the market value of those companies.


          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, an Underlying Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.


          The underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between Fund and index performance may be affected by the Fund's and Underlying Funds' expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds' portfolios and the timing of purchases and redemptions of Underlying Funds' shares. Because an Underlying Fund that is intended to track an index has expenses and other considerations that the index does not, the performance of an Underlying Fund generally will be lower than that of the target index.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o EMERGING MARKETS RISK. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o NON-DIVERSIFICATIO. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.


Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.


Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------
Management/Administrative Fee                                            0.20%
Estimated Distribution (12b-1) Expense                                      0%
Other Expenses                                                              0%
-------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                     0.20%
-------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                                    $20
--------------------------------------------------------------------------------
3 Years                                                                   $64
--------------------------------------------------------------------------------
5 Years                                                                   $113
--------------------------------------------------------------------------------
10 Years                                                                  $255
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

S&P/JNL CORE INDEX 50 FUND

INVESTMENT OBJECTIVE. The investment objective of the S&P/JNL Core Index 50 Fund is long-term capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 50% in the following Funds: Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund and JPMorgan/JNL Enhanced S&P 500 Stock Index Fund. The remaining 50% may be invested in the following Funds: AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.


The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:


     o MARKET RISK. Because the Fund indirectly invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o INDEX INVESTING RISK. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Underlying Funds' performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-cap companies.


          The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between fund and index performance may be affected by the Fund's expenses and the Underlying Funds' expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds' portfolios and the timing of purchases and redemptions of Underlying Funds' shares. Because an Underlying Fund is subject to expenses and other considerations to which an index is not, the performance of an Underlying Fund generally will be lower than that of the index.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds' sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of an Underlying Fund, depending on the nature and extent of the derivatives in the Underlying Fund's portfolio. If the Underlying Fund's sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o EMERGING MARKETS RISK. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------
Management/Administrative Fee                                           0.20%
Estimated Distribution (12b-1) Expense                                     0%
Other Expenses                                                             0%
------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                    0.20%
------------------------------------------------------------------------------


As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from .80% to 1.41%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                               $20
--------------------------------------------------------------------------------
3 Years                                                              $64
--------------------------------------------------------------------------------
5 Years                                                              $113
--------------------------------------------------------------------------------
10 Years                                                             $255
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES.
The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

SALOMON BROTHERS/JNL BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the Salomon Brothers/JNL Balanced Fund is to obtain above-average income. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing in a diversified portfolio of a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. The Fund may vary the percentage of assets invested in any one type of security in accord with the sub-adviser's view of existing and anticipated economic and market conditions, fiscal and monetary policy and underlying security values.

Under normal market conditions, at least 40% of the Fund's assets will consist of equity securities. Equity holdings may include common and preferred stock, securities convertible into common or preferred stock, rights and warrants, equity interests in trusts, partnerships, joint ventures or similar enterprises, and Depositary Receipts.

The sub-adviser may invest at least 25% (normally expected to be between 35% and 65%) in the full range of maturities of fixed-income securities, which may include corporate debt securities, U.S. Government securities, mortgage-backed securities, zero coupon bonds, deferred interest bonds and payment-in-kind securities. Generally, most of the Fund's long-term debt investments consist of investment grade securities, although the Fund may invest in non-investment grade securities commonly known as "junk bonds." The Fund may also invest in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in equity securities , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of an Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


0.09%             8.20%                 -0.52%       -7.28%

[Insert Chart]

1999              2000              2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 4.62% (4th quarter of 2001) and its lowest quarterly return was -6.69% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

--------------------------------------- ----------------- --------------------
                                             1 year          Life of Fund*
--------------------------------------- ----------------- --------------------

Salomon Brothers/JNL Balanced Fund           -7.28%              1.47%
Lehman Brothers Aggregate Bond Index         10.26%              7.28%
S&P 500 Index                               -22.10%             -2.25%

--------------------------------------- ----------------- --------------------


Each of the Salomon Smith Barney Broad Investment-Grade Bond Index and the S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                           0.90%

Estimated Distribution (12b-1) Expense*                  .00%

Other Expenses                                             0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                    0.90%

--------------------------------------------------------------------------------

Other expenses paid exclude interest on reverse repurchase agreements. If the interest had been included in the fee table above, the Total Fund Annual Operating Expense would have been 0.94%.

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

1 Year                                                     $92
--------------------------------------------------------------------------------
3 Years                                                    $287
--------------------------------------------------------------------------------
5 Years                                                    $498
--------------------------------------------------------------------------------
10 Years                                                 $1,108

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Salomon Brothers/JNL Balanced Fund allocates its assets primarily among common stocks, investment-grade bonds, convertible securities, high-yield/high-risk securities and cash.


TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts and options, for hedging or maturity or duration purposes, or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL Balanced Fund is Salomon Brothers Asset Management Inc(SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity-investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM's business offices are located at 399 Park Avenue, New York, NY 10022.


George Williamson, Director and Senior Portfolio Manager of SBAM, is primarily responsible for the day-to-day management of the Fund. Mr. Williamson has had primary responsibility for the day-to-day management of the Fund since September 1998.

SALOMON BROTHERS/JNL GLOBAL BOND FUND

INVESTMENT OBJECTIVE. The primary investment objective of the Salomon Brothers/JNL Global Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Salomon Brothers/JNL Global Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income investments. The sub-adviser has broad discretion to invest the Fund's assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. Government securities and mortgage-and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The sub-adviser may invest in medium or lower-rated securities. The Fund does not currently intend to invest more than 75% of assets in non investment grade securities.


In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Fund and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. The sub-adviser anticipates that, under current market conditions, the Fund's portfolio securities will have a weighted average life of 4 1/2 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.



PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


14.39%            10.66%       2.46%       1.87%     7.28%             6.71%        8.38%

[Insert Chart]

1996              1997         1998       1999        2000              2001        2002

In the periods shown in the chart, the Fund's highest quarterly return was 4.86%
(2nd quarter of 1997) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------- -------------------- --------------------- --------------------
                                                        1 year                5 year            Life of Fund*
------------------------------------------------- -------------------- --------------------- --------------------

Salomon Brothers/JNL Global Bond Fund                    8.38%                5.30%               7.65%
Salomon Brothers Broad Investment Grade Bond
Index                                                   10.09%                7.52%               7.86%

------------------------------------------------- -------------------- --------------------- --------------------


The Salomon Brothers Broad Investment Grade Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                     None
   Maximum Sales Load Imposed on Reinvested Dividends          None
   Deferred Sales Load                                         None
   Redemption Fee                                              None
   Exchange Fee                                                None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management/Administrative Fee                          0.95%

Estimated Distribution (12b-1) Expense*                0.00%

Other Expenses                                            0%
-------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                   0.95%

-------------------------------------------------------------------------------

Other expenses paid exclude interest on reverse repurchase agreements. If the interest had been included in the fee table above, the Total Fund Annual Operating Expense would have been 0.99%.

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                    $97
--------------------------------------------------------------------------------
3 Years                                                  $303
--------------------------------------------------------------------------------
5 Years                                                  $525
--------------------------------------------------------------------------------
10 Years                                               $1,166

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL Global Bond Fund is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM's business offices are located at 399 Park Avenue,, New York, New York 10022.

In connection with SBAM's service as sub-adviser to the Fund, Citigroup Asset Management Limited ("CAM Ltd"), whose business address is Citigroup Center, Canada Square, London E14 5LB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund. CAM Ltd. is compensated by SBAM at no additional expense to the Trust. CAM Ltd is an indirect, wholly owned subsidiary of Citigroup Inc.


Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund since the inception of the Fund. Beth Semmel assists Mr. Wilby in the day-to-day management of the Fund. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SBAM. Ms. Semmel joined SBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Fund since inception of the Fund.


David J. Scott, a Managing Director and Senior Portfolio Manager of SBAM, is primarily responsible for currency transactions and investments in non-dollar-denominated debt securities for the Fund. Mr. Scott joined SBAM in 1994.


Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. Government securities portions of the Fund. Mr. Lavan joined SBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

SALOMON BROTHERS/JNL HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Salomon Brothers/JNL High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Salomon Brothers/JNL High Yield Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds." The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum. In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund's secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Many emerging market countries in which the Fund invests have markets that are less liquid and more volatile then markets in the U.S. and othr developed countries. There is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.


     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31
-1.76%            -4.67%       5.33%        5.76%

[Insert Chart]

1999              2000     2001             2002

In the period shown in the chart, the Fund's highest quarterly return was 7.35% (4th quarter of 2002) and its lowest quarterly return was -3.60% (3rd quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------------- ------------- --------------------
                                                1 year        Life of Fund*
-------------------------------------------- ------------- --------------------

Salomon Brothers/JNL High Yield Bond Fund        5.76%            1.15%
Salomon Brothers High Yield Index               -1.52%            0.06%

-------------------------------------------- ------------- --------------------

The Salomon Brothers High Yield Index is a broad-based, unmanaged index. * The Fund began operations on March 2, 1998.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                    None
   Maximum Sales Load Imposed on Reinvested Dividends         None
   Deferred Sales Load                                        None
   Redemption Fee                                             None
   Exchange Fee                                               None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                            0.90%

Estimated Distribution (12b-1) Expense*                  0.00%

Other Expenses                                              0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses                     0.90%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------

1 Year                                           $92
------------------------------------------------------------------------
3 Years                                         $287
------------------------------------------------------------------------
5 Years                                         $498
------------------------------------------------------------------------
10 Years                                      $1,108

------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

LOANS. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

EQUITY SECURITIES. The Fund may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

PORTFOLIO MATURITY. The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The sub-adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 5 to 10 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Fund's investment strategy inconsistent with the best interests of the Fund's shareholders, the Fund may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Fund's portfolio. . During any period in which the Fund employs a temporary defensive strategy, it will not be pursuing and will not achieve its investment objective.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL High Yield Bond Fund is Salomon Brothers Asset Management Inc.
(SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM's business offices are located at 399 Park Avenue,, New York, New York 10022.

Peter J. Wilby is primarily responsible for the day-to-day management of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities.

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Salomon Brothers/JNL U.S. Government & Quality Bond Fund is to obtain a high level of current income.


PRINCIPAL INVESTMENT STRATEGIES. The Salomon Brothers/JNL U.S. Government & Quality Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:


     (i)  U.S. Treasury obligations;

     (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;


     (iii)mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;


     (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

     (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government; and

     (vi) repurchase agreements collateralized by any of the foregoing.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. Government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


2.58%             9.16%             9.40%            -2.50%            11.50%         6.92%        11.47%

[Insert Chart]

1996              1997              1998             1999              2000             2001         2002

In the periods shown in the chart, the Fund's highest quarterly return was 6.54%
(3rd quarter of 2002) and its lowest quarterly return was -2.13% (1st quarter of 1996).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- ----------------- --------------- ------------------
                                                                   1 year           5 year        Life of Fund*
------------------------------------------------------------- ----------------- --------------- ------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Fund            11.47%          7.22%            7.17%
Salomon Brothers Treasury Index                                     11.64%          7.72%            7.82%

------------------------------------------------------------- ----------------- --------------- ------------------

The Salomon Brothers Treasury Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                           0.78%
Estimated Distribution (12b-1) Expense*                 0.00%
Other Expenses                                             0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                    0.78%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                                   $80
--------------------------------------------------------------------------------
3 Years                                                 $249
--------------------------------------------------------------------------------
5 Years                                                 $433
--------------------------------------------------------------------------------
10 Years                                                $966

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Temporary defensive position. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL U.S. Government & Quality Bond Fund is Salomon Brothers Asset Management Inc. (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM's business offices are located at 388 Greenwich Street, New York, NY 10013.


Roger Lavan is primarily responsible for the day-to-day management of the Fund. Mr. Lavan joined SBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL Established Growth Fund is long-term growth of capital and increasing dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The sub-adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, hybrids, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


22.59%            29.47%            27.78%           21.77%            -0.34%             -10.23%      -23.33%

[Insert Chart]

1996              1997              1998             1999              2000                  2001         2002

In the periods shown in the chart, the Fund's highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -15.30% (3rd quarter of 2002).

Average Annual Total Returns as of December 31, 2002

------------------------------------------- ---------------------- -------------------- -------------------
                                                   1 year                5 year           Life of Fund*
------------------------------------------- ---------------------- -------------------- -------------------

T. Rowe Price/JNL Established Growth Fund         -23.33%                 1.31%                9.91%
S&P 500 Index                                     -22.10%                -0.59%                8.66%

------------------------------------------- ---------------------- -------------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                       None
   Maximum Sales Load Imposed on Reinvested Dividends            None
   Deferred Sales Load                                           None
   Redemption Fee                                                None
   Exchange Fee                                                  None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                                     0.92%
Estimated Distribution (12b-1) Expense*                           0.02%
Other Expenses                                                       0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                              0.94%
--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                           $96
--------------------------------------------------------------------------------
3 Years                                                         $300
--------------------------------------------------------------------------------
5 Years                                                         $520
--------------------------------------------------------------------------------
10 Years                                                      $1,155
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The T. Rowe Price/JNL Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the T. Rowe Price/JNL Established Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Robert W. Smith, as Committee Chairman, is responsible for the day-to-day management of the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Smith is a Vice President and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Fund since February 21, 1997.

T. ROWE PRICE/JNL MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Fund is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell Midcap Growth Index - as of December 31, 2002, generally between $109 million and $15.7 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.


The sub-adviser relies on its proprietary research to identify mid-capitalization companies with attractive growth prospects. The Fund seeks to invest primarily in companies that: (i) offer proven products or services; (ii) have a historical record of earnings growth that is above average; (iii) demonstrate the potential to sustain earnings growth; (iv) operate in industries experiencing increasing demand; and/or (v) have stock prices the sub-adviser believes are undervalued in the marketplace.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o MID-CAP INVESTING RISK. Stocks of mid-capitalization companies entail greater risk and are usually more volatile than shares of larger companies.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31


23.47%            18.21%            21.49%           24.01%            7.16%          -1.49%      -21.93%

[Insert Chart]

1996              1997              1998             1999              2000             2001         2002

In the periods shown in the chart, the Fund's highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -19.54% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------------------------------------- ----------------- --------------- ------------------
                                                                    1 year           5 year        Life of Fund*
-------------------------------------------------------------- ----------------- --------------- ------------------

T. Rowe Price/JNL Mid-Cap Growth Fund                              -21.93%           4.42%           11.78%
S&P Mid Cap 400 Index                                              -14.51%           6.40%           12.47%

-------------------------------------------------------------- ----------------- --------------- ------------------


The S&P Mid Cap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
    Maximum Sales Load Imposed on Purchases                      None
    Maximum Sales Load Imposed on Reinvested Dividends           None
    Deferred Sales Load                                          None
    Redemption Fee                                               None
    Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management/Administrative Fee                                    1.03%
Estimated Distribution (12b-1) Expense*                          0.01%
Other Expenses                                                      0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                             1.04%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------

1 Year                                              $106
----------------------------------------------------------------------------
3 Years                                             $331
----------------------------------------------------------------------------
5 Years                                             $574
----------------------------------------------------------------------------
10 Years                                          $1,571

----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may also invest in securities other than U.S. common stocks, including foreign securities, futures and options, convertible securities, and warrants, in keeping with Fund objectives.


The Fund may invest up to 25% of its assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the T. Rowe Price/JNL Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Brian W. Berghuis, Committee Chairman has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Berghuis, a Vice President of T. Rowe, has been managing investments since joining T. Rowe in 1985 and has had day-to-day responsibility for managing the Fund since the inception of the Fund.

T. ROWE PRICE/JNL VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks , it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and they are typically more volatile than larger, more established ones.


     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.


     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.



ANNUAL TOTAL RETURNS AS OF DECEMBER 31


0.78%             -16.84%

[Insert Chart]

2001              2002

In the periods shown in the chart, the Fund's highest quarterly return was 11.26% (4th quarter of 2001) and its lowest quarterly return was -18.88% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

-------------------------------- ----------------- -------------------
                                      1 year         Life of Fund*
-------------------------------- ----------------- -------------------

T. Rowe Price/JNL Value Fund         -16.84%             -2.17%
Russell 1000 Value Index             -17.49%             -7.86%

-------------------------------- ----------------- -------------------


The Russell 1000 Value Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)
   Maximum Sales Load Imposed on Purchases                      None
   Maximum Sales Load Imposed on Reinvested Dividends           None
   Deferred Sales Load                                          None
   Redemption Fee                                               None
   Exchange Fee                                                 None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management/Administrative Fee                      1.00%

Estimated Distribution (12b-1) Expense*            0.02%

Other Expenses                                        0%
--------------------------------------------------------------------------------

Total Fund Annual Operating Expenses               1.02%

--------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

1 Year                                           $104
--------------------------------------------------------------------------------
3 Years                                          $325
--------------------------------------------------------------------------------
5 Years                                          $563
--------------------------------------------------------------------------------
10 Years                                       $1,248

--------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. Foreign securities. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

OTHER INVESTMENTS. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:


     o    futures and options

     o    preferred stocks

     o    convertible securities and warrants


     o    fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" (up to 10% of total assets)

     o hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options


     o    private placements


If the Fund uses hybrids, futures and options (potentially high risk derivatives), it will be exposed to additional volatility and potential losses.

Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the T. Rowe Price/JNL Value Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Since March 2003, John D. Linehan, Committee Chairman, has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Linehan, a Vice President of T. Rowe, joined T. Rowe in 1998 and has been a member of the Fund's committee since 2001.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.


Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company
(JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.


MANAGEMENT FEE


As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each S&P/JNL Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.



---------------------------------------------- ----------------------------------- ---------------------------------
                                                                                         ADVISORY FEE (ANNUAL RATE
                                                                                              BASED ON AVERAGE NET
FUND                                           ASSETS                                         ASSETS OF EACH FUND)
---------------------------------------------- ----------------------------------- ---------------------------------
AIM/JNL Large Cap Growth Fund                  $0 to $300 million                                             1.00%
                                               Over $300 million                                               .95%

AIM/JNL Small Cap Growth Fund                  $0 to $300 million                                             1.05%
                                               Over $300 million                                              1.00%

AIM/JNL Premier Equity II Fund                 $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%

Alger/JNL Growth Fund                          $0 to $300 million                                             .975%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%

Alliance Capital/JNL Growth Fund               $0 to $250 million                                             .775%
                                               Over $250 million                                               .70%

Eagle/JNL Core Equity Fund                     $0 to $50 million                                               .90%
                                               $50 million to $300 million                                     .85%
                                               Over $300 million                                               .75%

Eagle/JNL SmallCap Equity Fund                 $0 to $150 million                                              .95%
                                               $150 million to $500 million                                    .90%
                                               Over $500 million                                               .85%


JPMorgan/JNL Enhanced S&P 500 Stock Index      $0 to $25 million                                               .80%
Fund                                           Over $25 million                                                .75%



JPMorgan/JNL International Value Fund          $0 to $50 million                                              .975%
                                               $50 million to $200 million                                     .95%
                                               $200 million to $350 million                                    .90%
                                               Over $350 million                                               .85%



Janus/JNL Aggressive Growth Fund               $0 to $150 million                                              .95%
                                               $150 million to $250 million                                    .90%
                                               $250 million to $750 million                                    .85%
                                               $750 million to $1.5 billion                                    .80%
                                               Over $1.5 billion                                               .75%



Janus/JNL Balanced Fund                        $0 to $250 million                                              .95%
                                               $250 million to $750 million                                    .90%
                                               $750 million to $1.5 billion                                    .85%
                                               Over $1.5 billion                                               .80%


Janus/JNL Capital Growth Fund                  $0 to $150 million                                              .95%
                                               $150 million to $250 million                                    .90%
                                               $250 million to $750 million                                    .85%
                                               $750 million to $1.5 billion                                    .80%
                                               Over $1.5 billion                                               .75%

Janus/JNL Global Equities Fund                 $0 to $150 million                                             1.00%
                                               $150 million to $300 million                                    .95%
                                               Over $300 million                                               .90%


Janus/JNL Growth & Income Fund                 $0 to $250 million                                              .95%
                                               $250 million to $750 million                                    .90%
                                               $750 million to $1.5 billion                                    .85%
                                               Over $1.5 billion                                               .80%


Lazard/JNL Mid Cap Value Fund                  $0 to $150 million                                             .975%
                                               $150 million to $300 million                                   .925%
                                               Over $300 million                                               .90%

Lazard/JNL Small Cap Value Fund                $0 to $50 million                                              1.05%
                                               $50 million to $150 million                                    1.00%
                                               $150 million to $300 million                                   .975%
                                               Over $300 million                                              .925%

Mellon Capital Management/JNL S&P 500 Index    $0 to $500 million                                              .50%
Fund                                           Over $500 million                                               .45%


Mellon Capital Management/JNL S&P 400 Mid      $0 to $500 million                                              .50%
Cap Index Fund                                 Over $500 million                                               .45%


Mellon Capital Management/JNL Small Cap        $0 to $500 million                                              .50%
Index Fund                                     Over $500 million                                               .45%


Mellon Capital Management/JNL International    $0 to $500 million                                              .50%
Index Fund                                     Over $500 million                                               .45%


Mellon Capital Management/JNL Bond Index Fund  $0 to $500 million                                              .50%
                                               Over $500 million                                               .45%

Oppenheimer/JNL Global Growth Fund             $0 to $300 million                                              .90%
                                               Over $300 million                                               .80%

Oppenheimer/JNL Growth Fund                    $0 to $300 million                                              .90%
                                               Over $300 million                                               .80%

PIMCO/JNL Total Return Bond Fund               All assets                                                      .70%

PPM America/JNL Balanced Fund                  $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%

PPM America/JNL High Yield Bond Fund           $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%

PPM America/JNL Money Market Fund              $0 to $150 million                                              .60%
                                               $150 million to $300 million                                   .575%
                                               $300 million to $500 million                                    .55%
                                               Over $500 million                                              .525%


PPM America/JNL Value Fund                     $0 to $300 million                                              .75%
                                               $300 million to $500 million                                    .70%
                                               Over $500 million                                               .65%


Putnam/JNL Equity Fund                         $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%

Putnam/JNL International Equity Fund           $0 to $50 million                                              1.10%
                                               $50 million to $150 million                                    1.05%
                                               $150 million to $300 million                                   1.00%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%

Putnam/JNL Midcap Growth Fund                  $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%

Putnam/JNL Value Equity Fund                   $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%

S&P/JNL Conservative Growth Fund I             $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Moderate Growth Fund I                 $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Aggressive Growth Fund I               $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Very Aggressive Growth Fund I          $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Equity Growth Fund I                   $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Equity Aggressive Growth Fund I        $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Conservative Growth Fund II            $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Moderate Growth Fund II                $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Aggressive Growth Fund II              $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Very Aggressive Growth Fund II         $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Equity Growth Fund II                  $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Equity Aggressive Growth Fund II       $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Conservative Growth Fund               $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Moderate Growth Fund                   $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Aggressive Growth Fund                 $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Core Index 100 Fund                    $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%

S&P/JNL Core Index 75 Fund                     $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%


S&P/JNL Core Index 50 Fund                     $0 to $500 million                                              .15%
                                               Over $500 million                                               .10%



Salomon Brothers/JNL Balanced Fund             $0 to $50 million                                               .80%
                                               $50 million to $100 million                                     .75%
                                               Over $100 million                                               .70%

Salomon Brothers/JNL Global Bond Fund          $0 to $150 million                                              .85%
                                               $150 million to $500 million                                    .80%
                                               Over $500 million                                               .75%


Salomon Brothers/JNL High Yield Bond Fund      $0 to $50 million                                               .80%
                                               $50 million to $100million                                      .75%
                                               Over $100 million                                               .70%


Salomon Brothers/JNL U.S. Government &         $0 to $150 million                                              .70%
Quality Bond Fund                              $150 million to $300 million                                    .65%
                                               $300 million to $500 million                                    .60%
                                               Over $500 million                                               .55%

T. Rowe Price/JNL Established Growth Fund      $0 to $150 million                                              .85%
                                               Over $150 million                                               .80%

T. Rowe Price/JNL Mid-Cap Growth Fund          $0 to $150 million                                              .95%
                                               Over $150 million                                               .90%

T. Rowe Price/JNL Value Fund                   $0 to $300 million                                              .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------

SUB-ADVISORY ARRANGEMENTS


The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser, except SPIAS, implements such programs by purchases and sales of securities. Because the investments of the Funds for which SPIAS is sub-adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the Securities and Exchange Commission that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds:


     o performing initial due diligence on prospective sub-advisers for the Funds

     o    monitoring the performance of sub-advisers

     o    communicating performance expectations to the sub-advisers

     o    ultimately   recommending   to  the  Board  of   Trustees   whether  a
          sub-adviser's contract should be renewed, modified or terminated.


The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.




                               ADMINISTRATIVE FEE


In addition to the investment advisory fee, each Fund, except the JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the
Oppenheimer/JNL Global Growth Fund, the Mellon Capital Management/JNL International Index Fund, the Putnam/JNL International Equity Fund and the S&P/JNL Funds, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of ..10% of the average daily net assets of the Fund. The JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the Oppenheimer/JNL Global
Growth Fund, the Mellon Capital Management/JNL International Index Fund and the Putnam/JNL International Equity Fund pay an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator., at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.


                           BROKERAGE ENHANCEMENT PLAN

All Funds of the Trust except the PPM America/JNL Money Market Fund and each of the S&P/JNL Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).


The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions ("Brokerage Payments") to introducing brokers to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. The duty of best price and execution still applies to these transactions.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one Fund of the Trust to inure to the benefit of other Funds as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the SAI.


                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Funds at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.


Shares of the Funds are not available to the general public directly. Some of the Funds are managed by sub-advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.


The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available. A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.


All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

         o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

         o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

         o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in shares of the Fund. You should refer to the appropriate Account prospectus for additional information regarding such charges.


The information for 2001 and 2002 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information for other periods shown below were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

--------

* The Janus/JNL Global Equities Fund (the "Fund") has been closed to new contract holders since September 1, 2000. The Fund is still available to contract holders who purchased their contract prior to September 1, 2000, even if the contract holder does not have a current allocation in the Fund. The Fund is also available to both new and existing contract holders as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I, the S&P/JNL Equity Aggressive Growth Fund I, the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II, the S&P/JNL Equity Aggressive Growth Fund II, the S&P/JNL Conservative Growth Fund, the S&P/JNL Moderate Growth Fund, and the S&P/JNL Aggressive Growth Fund.


1 MSCI EAFE is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND
  12/31/02                   $    10.97  $ (0.03)       $ (2.76)       $ (2.79)        $     -         $  (0.02)            $  -
  10/29(a)-12/31/01               10.00                       -           0.97            0.97                -                -
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND
  12/31/02                        11.05    (0.03)         (3.09)         (3.12)              -            (0.03)               -
  10/29(a)-12/31/01               10.00        -           1.05           1.05               -                -
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND
  12/31/02                        11.60    (0.07)         (3.10)         (3.17)              -                -                -
  10/29(a)-12/31/01               10.00    (0.01)          1.61           1.60               -                -                -
------------------------------------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND
  12/31/02                        16.33    (0.04)         (5.38)         (5.42)              -                -                -
  12/31/01                        18.58    (0.04)         (2.18)         (2.22)              -            (0.03)               -
  12/31/00                        22.91    (0.01)         (3.08)         (3.09)              -            (1.24)               -
  12/31/99                        18.95    (0.03)          6.42           6.39               -            (2.43)               -
  12/31/98                        13.56        -           6.20           6.20               -            (0.81)               -
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND
  12/31/02                        11.57    (0.01)         (3.58)         (3.59)              -                -                -
  12/31/01                        13.55        -          (1.97)         (1.97)          (0.01)               -                -
  12/31/00                        16.64        -          (2.93)         (2.93)              -            (0.16)               -
  12/31/99                        13.28    (0.01)          3.76           3.75               -            (0.39)               -
  03/02(a)-12/31/98               10.00    (0.01)          3.29           3.28               -                -                -
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND
  12/31/02                        14.53     0.10          (3.08)         (2.98)          (0.10)               -                -
  12/31/01                        16.21     0.07          (1.67)         (1.60)          (0.07)           (0.01)               -
  12/31/00                        18.47     0.08          (0.08)             -           (0.09)           (2.17)               -
  12/31/99                        15.91     0.11           3.63           3.74           (0.11)           (1.07)               -
  12/31/98                        13.75     0.10           2.17           2.27           (0.09)           (0.02)               -
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND
  12/31/02                        15.55    (0.08)         (3.46)         (3.54)              -                -                -
  12/31/01                        14.20    (0.41)          1.97           1.56               -            (0.21)               -
  12/31/00                        16.97    (0.04)         (2.23)         (2.27)              -            (0.50)               -
  12/31/99                        14.82    (0.04)          2.88           2.84               -            (0.69)               -
  12/31/98                        14.73    (0.06)          0.23           0.17               -            (0.08)               -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND
  12/31/02                        18.55    (0.04)         (5.48)         (5.52)              -                -                -
  12/31/01                        26.65        -          (8.04)         (8.04)          (0.01)           (0.05)               -
  12/31/00                        39.97     0.16          (8.45)         (8.29)          (0.51)           (4.52)               -
  12/31/99                        22.09    (0.06)         20.87          20.81               -            (2.93)               -
  12/31/98                        14.53    (0.06)          8.45           8.39           (0.05)           (0.78)               -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                      Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND
  12/31/02               $   8.16     (25.47)%     $ 6,857       180.06%          1.10 %       (0.33)%       1.15 %        (0.38)%
  10/29(a)-12/31/01         10.97       9.70         6,058        14.93           1.10         (0.26)        1.32          (0.48)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND
  12/31/02                  7.90      (28.23)       12,647        90.14           1.05         (0.38)        1.09          (0.42)
  10/29(a)-12/31/01        11.05       10.50        14,101         5.81           1.05         (0.04)        1.26          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND
  12/31/02                  8.43      (27.32)       12,915        46.22           1.15         (0.83)        1.17          (0.85)
  10/29(a)-12/31/01        11.60       16.00         7,665         3.86           1.15         (0.74)        1.24          (0.83)
------------------------------------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND
  12/31/02                 10.91      (33.19)      175,439       236.63           1.08         (0.25)         n/a            n/a
  12/31/01                 16.33      (11.97)      341,162        86.80           1.07         (0.23)         n/a            n/a
  12/31/00                 18.58      (13.44)      459,577        88.34           1.07         (0.03)         n/a            n/a
  12/31/99                 22.91       33.80       400,639       122.58           1.07         (0.22)         n/a            n/a
  12/31/98                 18.95       45.66       164,948       121.39           1.06         (0.02)        1.06          (0.02)
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND
  12/31/02                  7.98      (31.03)       86,891        54.13           0.88         (0.10)        0.89          (0.11)
  12/31/01                 11.57      (14.57)      140,511        65.21           0.87          0.05         0.90           0.02
  12/31/00                 13.55      (17.59)       92,981        47.01           0.87          0.01          n/a            n/a
  12/31/99                 16.64       28.23        18,256        51.15           0.88         (0.07)         n/a            n/a
  03/02(a)-12/31/98        13.28       32.80         4,573       136.69           0.93         (0.08)        2.13          (1.28)
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND
  12/31/02                 11.45      (20.53)      149,242        94.37           0.97          0.78         1.00           0.75
  12/31/01                 14.53       (9.83)      174,813       102.56           0.97          0.58         0.99           0.56
  12/31/00                 16.21        0.28       146,888       192.40           0.97          0.57          n/a            n/a
  12/31/99                 18.47       23.55        95,329       124.71           0.99          0.97          n/a            n/a
  12/31/98                 15.91       16.54        37,169        67.04           1.05          1.07         1.17           0.95
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND
  12/31/02                 12.01      (22.77)       76,198        71.45           1.05         (0.49)        1.08          (0.52)
  12/31/01                 15.55       11.00       112,967        65.36           1.05         (0.31)        1.07           0.33
  12/31/00                 14.20      (13.25)       77,200        89.43           1.05         (0.30)         n/a            n/a
  12/31/99                 16.97       19.27        61,504        61.69           1.05         (0.35)         n/a            n/a
  12/31/98                 14.82        1.18        34,953        51.90           1.10         (0.42)        1.17          (0.49)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND
  12/31/02                 13.03      (29.76)      215,844       117.19           1.02         (0.18)        1.10          (0.26)
  12/31/01                 18.55      (30.18)      436,946       100.02           0.99          0.05         1.02           0.02
  12/31/00                 26.65      (20.97)      744,972        61.65           0.98          0.25          n/a            n/a
  12/31/99                 39.97       94.43       654,546        95.06           1.01         (0.40)         n/a            n/a
  12/31/98                 22.09       57.66       161,842       114.51           1.10         (0.35)        1.10          (0.35)
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND
  12/31/02               $     9.05      $ 0.20        $ (0.80)      $ (0.60)               $ (0.19)      $        -      $      -
  12/31/01                     9.69        0.21          (0.65)        (0.44)                 (0.20)               -             -
  05/01(a)-12/31/00           10.00        0.11          (0.31)        (0.20)                 (0.11)               -             -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND
  12/31/02                    13.83       (0.07)         (3.97)        (4.04)                     -                -             -
  12/31/01                    23.55       (0.11)         (9.35)        (9.46)                     -            (0.26)            -
  12/31/00                    43.62       (0.20)        (14.90)       (15.10)                     -            (4.97)            -
  12/31/99                    20.73       (0.13)         25.85         25.72                      -            (2.83)            -
  12/31/98                    16.50       (0.12)          5.92          5.80                      -            (1.57)            -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND
  12/31/02                   19.48         0.10          (5.38)        (5.28)                 (0.14)               -             -
  12/31/01                   25.97         0.08          (6.19)        (6.11)                 (0.35)           (0.03)            -
  12/31/00                   35.69         0.07          (6.55)        (6.48)                 (0.59)           (2.65)            -
  12/31/99                   22.11            -          14.27         14.27                      -            (0.69)            -
  12/31/98                   17.48         0.04           4.66          4.70                  (0.07)               -             -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND
  12/31/02                    7.27         0.04          (1.62)        (1.58)                     -                -             -
  12/31/01                    8.47         0.05          (1.19)        (1.14)                 (0.06)               -             -
  12/31/00                    9.36         0.09          (0.89)        (0.80)                 (0.09)               -             -
  12/31/99                    9.00         0.09           0.36          0.45                  (0.09)               -             -
  03/02(a)-12/31/98          10.00         0.07          (1.00)        (0.93)                 (0.07)               -             -
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND
  12/31/02                    8.21         0.04          (2.09)        (2.05)                     -                -             -
  12/31/01                    9.34         0.03          (1.13)        (1.10)                 (0.03)               -             -
  12/31/00                   10.58         0.04          (1.24)        (1.20)                 (0.03)           (0.01)            -
  05/16(a)-12/31/99          10.00         0.03           0.65          0.68                  (0.03)           (0.07)            -
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND
  12/31/02                    7.75         0.07          (2.13)        (2.06)                 (0.13)               -             -
  12/31/01                    9.79         0.09          (2.08)        (1.99)                 (0.04)           (0.01)            -
  12/31/00                   13.15         0.04          (2.10)        (2.06)                 (0.06)           (1.24)            -
  12/31/99                    9.82         0.06           3.67          3.73                  (0.21)           (0.19)            -
  03/02(a)-12/31/98          10.00         0.08          (0.20)        (0.12)                 (0.06)               -             -
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND
  12/31/02                   11.97         0.03          (1.72)        (1.69)                 (0.03)           (0.02)            -
  12/31/01                   11.75         0.06           1.50          1.56                  (0.06)           (1.28)            -
  12/31/00                    9.63         0.03           2.40          2.43                  (0.03)           (0.28)            -
  12/31/99                    9.21         0.02           0.42          0.44                  (0.02)               -             -
  03/02(a)-12/31/98          10.00         0.03          (0.79)        (0.76)                 (0.03)               -             -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND
  12/31/02                  $ 8.26      (6.57)%   $ 75,591        90.71%          1.05 %       2.11 %       1.07 %           2.09 %
  12/31/01                    9.05      (4.49)      72,281       105.66           1.05         2.48         1.06             2.47
  05/01(a)-12/31/00           9.69      (2.00)      44,294        41.10           1.05         2.42          n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND
  12/31/02                    9.79      (29.21)    135,669        56.03           1.04        (0.51)        1.09            (0.56)
  12/31/01                   13.83      (40.19)    260,726        96.69           1.01        (0.61)        1.03            (0.63)
  12/31/00                   23.55      (34.74)    496,830       110.81           0.99        (0.67)         n/a              n/a
  12/31/99                   43.62      124.19     509,086       102.26           1.03        (0.75)         n/a              n/a
  12/31/98                   20.73       35.16     111,037       128.95           1.09        (0.68)        1.09            (0.68)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND
  12/31/02                   14.06      (27.12)    206,070        65.19           1.07         0.45         1.10             0.42
  12/31/01                   19.48      (23.50)    389,796        93.37           1.05         0.42         1.06             0.41
  12/31/00                   25.97      (18.28)    665,187        65.56           1.03         0.03          n/a              n/a
  12/31/99                   35.69       64.58     597,241        61.60           1.06         0.01          n/a              n/a
  12/31/98                   22.11       26.87     240,385        81.46           1.14         0.13         1.30            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND
  12/31/02                    5.69     (21.73)      13,840        52.16           1.05         0.52         1.07             0.50
  12/31/01                    7.27     (13.51)      20,346        50.42           1.05         0.73         1.06             0.72
  12/31/00                    8.47      (8.56)      23,212       160.19           1.04         1.61          n/a              n/a
  12/31/99                    9.36       4.98        7,677       120.54           1.03         1.17          n/a              n/a
  03/02(a)-12/31/98           9.00      (9.31)       4,311       129.99           1.08         1.01         2.16            (0.08)
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND
  12/31/02                    6.16     (24.94)      42,071        63.08           0.89         0.69         0.90             0.68
  12/31/01                    8.21     (11.78)      31,415        55.97           0.90         0.44          n/a              n/a
  12/31/00                    9.34     (11.38)      22,622        57.14           0.90         0.56          n/a              n/a
  05/16(a)-12/31/99          10.58        6.85       5,341        34.39           0.90         0.56          n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND
  12/31/02                    5.56     (26.59)       5,642       146.48           1.08         0.95          n/a              n/a
  12/31/01                    7.75     (20.33)       7,304        82.18           1.07         1.07          n/a              n/a
  12/31/00                    9.79     (15.45)       9,264       120.75           1.07         0.40          n/a              n/a
  12/31/99                   13.15       38.02       7,777        66.82           1.08         0.53          n/a              n/a
  03/02(a)-12/31/98           9.82      (1.24)       4,997       231.88           1.13         0.62         2.64            (0.09)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND
  12/31/02                   10.23      (14.08)     76,890        98.18           1.08         0.41         1.12             0.37
  12/31/01                   11.97       13.24      26,886       143.12           1.07         0.65         1.20             0.52
  12/31/00                   11.75       25.37      15,478       134.53           1.07         0.37          n/a              n/a
  12/31/99                    9.63       4.77        6,394       118.56           1.08         0.25          n/a              n/a
  03/02(a)-12/31/98           9.21      (7.64)       4,731        70.72           1.13         0.34         1.85            (0.38)
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND
  12/31/02                 $  11.40    $       -         $ (1.96)      $ (1.96)         $     -            $ (0.04)         $  -
  12/31/01                    10.28         0.02            1.77          1.79            (0.02)             (0.65)            -
  12/31/00                     8.84         0.02            1.45          1.47            (0.03)                 -             -
  12/31/99                     8.70         0.03            0.14          0.17            (0.03)                 -             -
  03/02(a)-12/31/98           10.00        (0.01)          (1.28)        (1.29)               -                  -         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND
  01/15(a)-12/31/02           10.00         0.36            0.50          0.86            (0.36)             (0.02)            -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
  01/15(a)-12/31/02           10.00         0.15           (1.51)        (1.36)           (0.20)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND
  01/15(a)-12/31/02           10.00         0.06           (1.45)        (1.39)           (0.06)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND
  01/15(a)-12/31/02           10.00         0.05           (2.26)        (2.21)               -                  -             -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND
  01/15(a)-12/31/02           10.00         0.08           (2.06)        (1.98)           (0.08)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND
  12/31/02                     9.27         0.03           (2.10)        (2.07)               -                  -             -
  05/01(a)-12/31/01           10.00         0.03           (0.76)        (0.73)               -                  -             -
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND
  12/31/02                     9.41        (0.03)          (2.35)        (2.38)               -                  -             -
  05/01(a)-12/31/01           10.00         0.01           (0.59)        (0.58)           (0.01)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND
  12/31/02                    10.66         0.24            0.70          0.94                -                  -             -
  12/31/01                    10.29         0.30            0.68          0.98            (0.28)             (0.33)            -
  12/31/00                     9.64         0.45            0.68          1.13            (0.47)             (0.01)            -
  12/31/99                    10.16         0.49           (0.52)        (0.03)           (0.49)                 -             -
  03/02(a)-12/31/98           10.00         0.31            0.26          0.57            (0.31)             (0.10)            -
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND
  12/31/02                    14.00         0.42           (0.69)        (0.27)           (0.42)             (0.17)            -
  12/31/01                    13.13         0.41            0.98          1.39            (0.44)             (0.08)            -
  12/31/00                    12.60         0.50            0.52          1.02            (0.46)             (0.03)            -
  12/31/99                    13.48         0.44           (0.45)        (0.01)           (0.44)             (0.43)            -
  12/31/98                    13.06         0.47            0.84          1.31            (0.47)             (0.42)            -
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND
  12/31/02                $ 9.40      (17.22)%   $ 74,559          94.87%          1.14 %      (0.03)%      1.17 %          (0.06)%
  12/31/01                 11.40       17.34       35,164          78.01           1.15         0.32        1.21             0.26
  12/31/00                 10.28       16.60       14,614          58.07           1.15         0.36         n/a              n/a
  12/31/99                  8.84        1.96        6,313          53.35           1.15         0.43         n/a              n/a
  03/02(a)-12/31/98         8.70      (12.92)       4,804          40.15           1.20        (0.04)       1.89            (0.73)
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND
  01/15(a)-12/31/02        10.48        8.55       34,286          77.16           0.60         4.12         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
  01/15(a)-12/31/02         8.44      (13.60)      26,518          32.40           0.65         1.56         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND
  01/15(a)-12/31/02         8.55      (13.94)      12,728          60.00           0.60         0.60        0.61             0.59
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND
  01/15(a)-12/31/02         7.79      (22.10)      46,776           1.89           0.60         1.15        0.61             1.14
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND
  01/15(a)-12/31/02         7.94      (19.79)      20,027          49.44           0.60         0.96        0.62             0.94
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND
  12/31/02                  7.20      (22.33)      50,522          64.05           1.05         0.44         n/a              n/a
  05/01(a)-12/31/01         9.27       (7.30)      59,841          44.80           1.05         0.54         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND
  12/31/02                  7.03      (25.29)      17,846          55.58           1.00        (0.49)        n/a              n/a
  05/01(a)-12/31/01         9.41       (5.82)      13,557          58.88           1.00         0.17         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND
  12/31/02                 11.60        8.85      211,362         116.05           0.80         3.23         n/a              n/a
  12/31/01                 10.66        9.52       54,851         112.25           0.80         4.35         n/a              n/a
  12/31/00                 10.29       11.75       21,715         221.61           0.93 (e)     5.98         n/a              n/a
  12/31/99                  9.64       (0.26)       9,451          91.12           0.80         5.41         n/a              n/a
  03/02(a)-12/31/98        10.16        5.70        6,133         269.16           0.85         4.95        1.57             4.23
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND
  12/31/02                 13.14       (1.93)     217,013          68.30           0.81         2.98        0.81             2.98
  12/31/01                 14.00       10.57      212,196          42.38           0.81         3.28         n/a              n/a
  12/31/00                 13.13        8.25      155,270          25.76           0.82         4.02         n/a              n/a
  12/31/99                 12.60       (0.11)     143,012          35.02           0.82         3.71         n/a              n/a
  12/31/98                 13.48       10.06       95,974          33.74           0.85         3.87        0.85             3.87
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND
  12/31/02                $   8.29       $ 0.66          $ (0.49)         $ 0.17         $ (0.67)        $     -          $   -
  12/31/01                    8.60         0.79            (0.30)           0.49           (0.80)              -              -
  12/31/00                   10.13         0.98            (1.55)          (0.57)          (0.96)              -              -
  12/31/99                   10.89         0.88            (0.76)           0.12           (0.88)              -              -
  12/31/98                   11.48         0.91            (0.47)           0.44           (0.91)          (0.12)             -
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND
  12/31/02                    1.00         0.01                -            0.01           (0.01)              -              -
  12/31/01                    1.00         0.03                -            0.03           (0.03)              -              -
  12/31/00                    1.00         0.06                -            0.06           (0.06)              -              -
  12/31/99                    1.00         0.05                -            0.05           (0.05)              -              -
  12/31/98                    1.00         0.05                -            0.05           (0.05)              -              -
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND
  09/30(a)-12/31/02          10.00         0.06             0.91            0.97               -               -              -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND
  12/31/02                   17.18            -            (4.14)          (4.14)              -               -              -
  12/31/01                   22.91        (0.01)           (5.72)          (5.73)              -               -              -
  12/31/00                   28.45        (0.05)           (5.03)          (5.08)              -           (0.46)             -
  12/31/99                   22.88        (0.04)            6.76            6.72               -           (1.15)             -
  12/31/98                   16.99        (0.01)            5.94            5.93           (0.01)          (0.03)             -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND
  12/31/02                    9.66         0.08            (2.07)          (1.99)          (0.08)              -              -
  12/31/01                   12.23         0.08            (2.56)          (2.48)          (0.07)          (0.02)             -
  12/31/00                   16.79         0.08            (2.49)          (2.41)          (0.01)          (2.14)             -
  12/31/99                   13.62         0.09             4.28            4.37           (0.16)          (1.04)             -
  12/31/98                   12.09         0.16             1.58            1.74           (0.19)          (0.02)             -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND
  12/31/02                    7.23        (0.04)           (2.08)          (2.12)              -               -              -
  12/31/01                    9.90        (0.05)           (2.62)          (2.67)              -               -              -
  05/01(a)-12/31/00          10.00            -            (0.10)          (0.10)              -               -              -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND
  12/31/02                   16.50         0.16            (3.44)          (3.28)          (0.16)              -              -
  12/31/01                   17.78         0.15            (1.27)          (1.12)          (0.16)              -              -
  12/31/00                   16.78         0.16             1.00            1.16           (0.16)              -              -
  12/31/99                   18.24         0.19            (0.38)          (0.19)          (0.20)          (1.07)             -
  12/31/98                   16.82         0.16             1.94            2.10           (0.16)          (0.52)             -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND
  12/31/02                    7.46         0.05            (1.80)          (1.75)          (0.04)              -              -
  12/31/01                    9.47         0.19            (1.69)          (1.50)          (0.16)          (0.35)             -
  01/06(a)-12/31/00          10.00         0.05            (0.58)          (0.53)              -               -              -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND
  12/31/02               $ 7.79         2.05%    $ 161,094        61.00%          0.82 %        7.89 %       n/a %           n/a %
  12/31/01                 8.29         5.67       160,781        41.24           0.81          8.68         n/a             n/a
  12/31/00                 8.60        (5.62)      144,516         2.41           0.82         10.06         n/a             n/a
  12/31/99                10.13         1.09       147,023        61.03           0.82          9.22         n/a             n/a
  12/31/98                10.89         3.84       101,485       129.85           0.83          8.62        0.83             8.62
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND
  12/31/02                 1.00        1.07        214,520          n/a           0.69          1.07         n/a             n/a
  12/31/01                 1.00        3.45        242,518          n/a           0.69          3.28         n/a             n/a
  12/31/00                 1.00        5.83        185,012          n/a           0.70          5.73         n/a             n/a
  12/31/99                 1.00        4.67        164,446          n/a           0.70          4.63         n/a             n/a
  12/31/98                 1.00        4.99         56,349          n/a           0.74          4.87        0.75             4.86
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND
  09/30(a)-12/31/02       10.97        9.70         18,004         8.64           0.85          2.24        0.98             2.11
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND
  12/31/02                13.04      (24.10)       153,303       123.47           0.99          0.23        1.05             0.17
  12/31/01                17.18      (25.01)       282,049         1.77           0.96         (0.07)       0.99            (0.10)
  12/31/00                22.91      (17.85)       497,299        77.67           0.94         (0.22)       0.95            (0.23)
  12/31/99                28.45       29.41        454,393        74.67           0.97         (0.21)        n/a              n/a
  12/31/98                22.88       34.93        182,097        70.55           1.01         (0.07)       1.01            (0.07)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND
  12/31/02                 7.59     (20.58)         78,272       134.52           1.18          0.83        1.21             0.80
  12/31/01                 9.66     (20.29)        103,972        66.42           1.17          0.76        1.18             0.75
  12/31/00                12.23     (13.99)        126,816        38.12           1.17          0.44         n/a             n/a
  12/31/99                16.79      32.11         105,034        26.19           1.18          0.63         n/a             n/a
  12/31/98                13.62      14.43          70,927        16.39           1.23          0.88        1.28             0.83
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND
  12/31/02                 5.11     (29.32)         18,647       116.70           1.05         (0.62)       1.10            (0.67)
  12/31/01                 7.23     (26.97)         29,541       211.61           1.05         (0.46)       1.09            (0.50)
  05/01(a)-12/31/00        9.90      (1.00)         46,122        58.67           1.05         (0.09)       1.06            (0.10)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND
  12/31/02                13.06     (19.87)        256,100        62.19           0.98          1.06        1.01             1.03
  12/31/01                16.50      (6.32)        347,246        82.54           0.96          0.89        0.99             0.86
  12/31/00                17.78       6.96         422,750        86.43           0.96          1.05        0.97             1.04
  12/31/99                16.78      (1.04)        319,454        72.23           0.98          1.19         n/a              n/a
  12/31/98                18.24      12.48         195,936        77.80           1.01          1.06        1.01             1.06
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND
  12/31/02                 5.67     (23.49)         11,720        22.34           0.20          0.22         n/a              n/a
  12/31/01                 7.46     (15.86)         18,387        56.62           0.20          0.42         n/a              n/a
  01/06(a)-12/31/00        9.47      (5.30)         18,897        12.75           0.20          0.99         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I
  12/31/02                $   10.45       $ 0.06        $ (1.97)      $ (1.91)        $ (0.10)             $     -        $      -
  12/31/01                    12.86         0.02          (1.38)        (1.36)          (0.35)               (0.70)              -
  12/31/00                    14.69        (0.10)         (1.28)        (1.38)          (0.17)               (0.28)              -
  12/31/99                    10.88        (0.15)          4.00          3.85           (0.04)                   -               -
  04/08(a)-12/31/98           10.00         0.27           0.61          0.88               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II
  12/31/02                    8.99          0.08          (2.00)        (1.92)          (0.11)                   -               -
  12/31/01                   11.36          0.07          (1.51)        (1.44)          (0.25)               (0.68)              -
  12/31/00                   12.92         (0.01)         (1.16)        (1.17)          (0.14)               (0.25)              -
  12/31/99                   10.05         (0.01)          2.89          2.88           (0.01)                   -               -
  04/13(a)-12/31/98          10.00          0.10          (0.05)         0.05               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND
  12/31/02                    8.65          0.20          (1.25)        (1.05)          (0.12)                   -               -
  12/31/01                    9.54          0.29          (0.92)        (0.63)          (0.17)               (0.09)              -
  01/26(a)-12/31/00          10.00          0.27          (0.73)        (0.46)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I
  12/31/02                   10.54          0.10          (0.99)        (0.89)          (0.17)                   -               -
  12/31/01                   11.83          0.08          (0.65)        (0.57)          (0.34)               (0.38)              -
  12/31/00                   12.45          0.11          (0.31)        (0.20)          (0.23)               (0.19)              -
  12/31/99                   10.47         (0.06)          2.10          2.04           (0.06)                   -               -
  04/09(a)-12/31/98          10.00          0.38           0.09          0.47               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II
  12/31/02                    9.21          0.15          (1.32)        (1.17)          (0.18)                   -               -
  12/31/01                   10.07          0.12          (0.83)        (0.71)          (0.15)                   -               -
  12/31/00                   11.01          0.16          (0.80)        (0.64)          (0.30)                   -               -
  12/31/99                    9.54          0.06           1.48          1.54           (0.07)                   -               -
  04/13(a)-12/31/98          10.00          0.23          (0.69)        (0.46)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND
  01/15(a)-12/31/02          10.00          0.07          (1.41)        (1.34)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND
  01/15(a)-12/31/02          10.00          0.01          (2.17)        (2.16)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND
  01/15(a)-12/31/02          10.00          0.05          (1.80)        (1.75)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I
  12/31/02                    9.58             -          (2.22)        (2.22)          (0.01)                   -               -
  12/31/01                   12.59         (0.05)         (1.67)        (1.72)          (0.31)               (0.98)              -
  12/31/00                   15.56         (0.21)         (2.17)        (2.38)          (0.17)               (0.42)              -
  12/31/99                   10.75         (0.16)          5.02          4.86           (0.05)                   -               -
  04/15(a)-12/31/98          10.00          0.21           0.54          0.75               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I
  12/31/02                $ 8.44      (18.26)%   $ 97,110         37.53%          0.20 %      0.77 %            n/a %          n/a %
  12/31/01                 10.45      (10.58)     107,519         67.65           0.20        1.16              n/a            n/a
  12/31/00                 12.86       (9.37)      95,075         24.94           0.20        1.62              n/a            n/a
  12/31/99                 14.69       35.38       41,329         26.50           0.20        1.22              n/a            n/a
  04/08(a)-12/31/98        10.88        8.80        4,425        126.18           0.20        7.34              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II
  12/31/02                  6.96      (21.37)       3,973         47.43           0.20        0.74              n/a            n/a
  12/31/01                  8.99      (12.75)       5,978         57.39           0.20        1.04              n/a            n/a
  12/31/00                 11.36       (9.04)       6,257         42.75           0.20        1.53              n/a            n/a
  12/31/99                 12.92       28.66        3,379         72.67           0.20        1.26              n/a            n/a
  04/13(a)-12/31/98        10.05        0.50          267        165.71           0.20        2.19              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND
  12/31/02                  7.48      (12.16)      14,157         26.25           0.20        1.04              n/a            n/a
  12/31/01                  8.65       (6.60)      15,495         49.04           0.20        1.78              n/a            n/a
  01/26(a)-12/31/00         9.54       (4.60)       8,737         18.17           0.20        4.79              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I
  12/31/02                  9.48       (8.48)     227,833         31.43           0.20        1.75              n/a            n/a
  12/31/01                 10.54       (4.78)     187,495         49.46           0.20        2.42              n/a            n/a
  12/31/00                 11.83       (1.55)     139,701         25.30           0.20        3.53              n/a            n/a
  12/31/99                 12.45       19.52       72,998         12.96           0.20        3.97              n/a            n/a
  04/09(a)-12/31/98        10.47        4.70       10,026         36.08           0.20       14.15              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II
  12/31/02                  7.86      (12.74)      12,596         38.86           0.20        2.02              n/a            n/a
  12/31/01                  9.21       (7.00)      13,202         66.63           0.20        2.47              n/a            n/a
  12/31/00                 10.07       (5.77)       9,867         25.52           0.20        3.03              n/a            n/a
  12/31/99                 11.01       16.14        6,513         55.32           0.20        3.31              n/a            n/a
  04/13(a)-12/31/98         9.54       (4.60)       1,701        369.99           0.20        2.29              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND
  01/15(a)-12/31/02         8.66      (13.40)      14,213         26.04           0.20        1.87              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND
  01/15(a)-12/31/02         7.84      (21.60)       1,969         46.56           0.20        0.25              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND
  01/15(a)-12/31/02         8.25      (17.50)       4,460         18.99           0.20        1.30              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I
  12/31/02                  7.35      (23.21)      31,372         41.22           0.20        0.00              n/a            n/a
  12/31/01                  9.58      (13.69)      41,038         75.09           0.20        0.06              n/a            n/a
  12/31/00                 12.59      (15.27)      40,471         28.62           0.20        0.56              n/a            n/a
  12/31/99                 15.56       45.25       18,680         41.60           0.20       (0.09)             n/a            n/a
  04/15(a)-12/31/98        10.75        7.50        3,238         67.88           0.20        7.01              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II
  12/31/02                $    9.86       $ 0.01        $ (2.50)     $  (2.49)      $     (0.01)        $       (0.37)      $ -
  12/31/01                    12.46         0.02          (1.62)        (1.60)            (0.28)                (0.72)        -
  12/31/00                    14.44        (0.17)         (1.45)        (1.62)            (0.07)                (0.29)        -
  12/31/99                    10.36        (0.05)          4.15          4.10             (0.02)                    -         -
  04/13(a)-12/31/98           10.00         0.07           0.29          0.36                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I
  12/31/02                    9.73             -         (2.27)         (2.27)            (0.01)                    -         -
  12/31/01                   12.59         (0.06)        (1.73)         (1.79)            (0.26)                (0.81)        -
  12/31/00                   15.21         (0.18)        (1.96)         (2.14)            (0.15)                (0.33)        -
  12/31/99                   10.64         (0.18)         4.77           4.59             (0.02)                    -         -
  04/13(a)-12/31/98          10.00          0.21          0.43           0.64                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II
  12/31/02                    9.33          0.01         (2.44)         (2.43)            (0.02)                (0.25)        -
  12/31/01                   11.89          0.02         (1.72)         (1.70)            (0.24)                (0.62)        -
  12/31/00                   13.67         (0.11)        (1.31)         (1.42)            (0.10)                (0.26)        -
  12/31/99                   10.04         (0.05)         3.69           3.64             (0.01)                    -         -
  04/13(a)-12/31/98          10.00          0.08         (0.04)          0.04                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND
  12/31/02                    8.03          0.14         (1.54)         (1.40)            (0.09)                    -         -
  12/31/01                    9.19          0.27         (1.12)         (0.85)            (0.16)                (0.15)        -
  01/13(a)-12/31/00          10.00          0.17         (0.98)         (0.81)                -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I
  12/31/02                   10.70          0.08         (1.41)         (1.33)            (0.12)                    -         -
  12/31/01                   12.37          0.01         (0.92)         (0.91)            (0.32)                (0.44)        -
  12/31/00                   13.42          0.03         (0.62)         (0.59)            (0.21)                (0.25)        -
  12/31/99                   10.63         (0.11)         2.95           2.84             (0.05)                    -         -
  04/08(a)-12/31/98          10.00          0.36          0.27           0.63                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II
  12/31/02                    9.44          0.11         (1.57)         (1.46)            (0.13)                    -         -
  12/31/01                   11.22          0.11         (1.18)         (1.07)            (0.28)                (0.43)        -
  12/31/00                   12.49          0.06         (0.88)         (0.82)            (0.17)                (0.28)        -
  12/31/99                   10.22          0.05          2.28           2.33             (0.06)                    -         -
  04/13(a)-12/31/98          10.00          0.17          0.05           0.22                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I
  12/31/02                    9.93             -         (2.30)         (2.30)            (0.01)                    -         -
  12/31/01                   13.08         (0.04)        (1.76)         (1.80)            (0.28)                (1.07)        -
  12/31/00                   16.61         (0.29)        (2.56)         (2.85)            (0.18)                (0.50)        -
  12/31/99                   11.19         (0.21)         5.68           5.47             (0.04)                (0.01)        -
  04/01(a)-12/31/98          10.00          0.24          0.95           1.19                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II
  12/31/02              $  6.99        (25.19)%   $   1,510         22.62%       0.20 %       0.04 %          n/a %           n/a %
  12/31/01                 9.86        (12.85)        2,825         53.36        0.20         0.08            n/a             n/a
  12/31/00                12.46        (11.18)        3,475         17.61        0.20         0.71            n/a             n/a
  12/31/99                14.44         39.61           946        202.45        0.20         0.00            n/a             n/a
  04/13(a)-12/31/98       10.36          3.60           224        157.21        0.20         1.22            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I
  12/31/02                 7.45        (23.34)      105,130         36.47        0.20         0.02            n/a             n/a
  12/31/01                 9.73        (14.31)      145,413         76.59        0.20         0.09            n/a             n/a
  12/31/00                12.59        (14.06)      135,523         28.83        0.20         0.52            n/a             n/a
  12/31/99                15.21         43.19        60,879         34.62        0.20        (0.01)           n/a             n/a
  04/13(a)-12/31/98       10.64          6.40         5,035         72.69        0.20         6.93            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II
  12/31/02                 6.63        (26.08)        5,447         36.35        0.20         0.11            n/a             n/a
  12/31/01                 9.33        (14.38)        9,472         74.49        0.20         0.13            n/a             n/a
  12/31/00                11.89        (10.35)       11,243         18.49        0.20         0.62            n/a             n/a
  12/31/99                13.67         36.29         4,733         59.07        0.20         0.20            n/a             n/a
  04/13(a)-12/31/98       10.04          0.40           600        121.14        0.20         1.82            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND
  12/31/02                 6.54        (17.37)       25,504         33.35        0.20         0.62            n/a             n/a
  12/31/01                 8.03         (9.32)       34,317         40.65        0.20         1.29            n/a             n/a
  01/13(a)-12/31/00        9.19         (8.10)       21,489         14.96        0.20         3.68            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I
  12/31/02                 9.25        (12.40)      331,543         32.67        0.20         1.26            n/a             n/a
  12/31/01                10.70         (7.34)      298,741         59.64        0.20         1.66            n/a             n/a
  12/31/00                12.37         (4.35)      222,052         19.23        0.20         2.61            n/a             n/a
  12/31/99                13.42         26.74       110,608         17.15        0.20         2.99            n/a             n/a
  04/08(a)-12/31/98       10.63          6.30        12,612         57.96        0.20        13.74            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II
  12/31/02                 7.85        (15.51)       16,473         41.52        0.20         1.38            n/a             n/a
  12/31/01                 9.44         (9.48)       17,900         62.10        0.20         1.46            n/a             n/a
  12/31/00                11.22         (6.57)       17,884         18.92        0.20         2.15            n/a             n/a
  12/31/99                12.49         22.77        10,450         38.38        0.20         2.15            n/a             n/a
  04/13(a)-12/31/98       10.22          2.20         2,856        103.28        0.20         4.09            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I
  12/31/02                 7.62        (23.20)       42,128         39.74        0.20        (0.04)           n/a             n/a
  12/31/01                 9.93        (13.73)       58,358         92.20        0.20         0.07            n/a             n/a
  12/31/00                13.08        (17.16)       57,841         29.95        0.20         0.54            n/a             n/a
  12/31/99                16.61         48.86        23,588        141.89        0.20        (0.13)           n/a             n/a
  04/01(a)-12/31/98       11.19         11.90         2,441        121.03        0.20         5.73            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II
  12/31/02               $    9.49       $     -         $ (2.40)     $ (2.40)        $   (0.01)           $     -          $  -
  12/31/01                   12.45          0.07           (1.56)       (1.49)            (0.36)             (1.11)            -
  12/31/00                   15.37         (0.07)          (1.91)       (1.98)            (0.22)             (0.72)            -
  12/31/99                   10.80         (0.07)           4.65         4.58                 -              (0.01)            -
  04/13(a)-12/31/98          10.00          0.07            0.73         0.80                 -                  -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND
  12/31/02                   10.30          0.02           (0.77)       (0.75)                -                  -             -
  12/31/01                   10.58          0.21           (0.26)       (0.05)            (0.19)             (0.04)            -
  12/31/00                   10.11          0.36            0.46         0.82             (0.35)                 -             -
  12/31/99                   10.38          0.28           (0.27)        0.01             (0.28)                 -             -
  03/02(a)-12/31/98          10.00          0.21            0.38         0.59             (0.21)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND
  12/31/02                  10.41           0.65            0.22         0.87             (0.65)                 -             -
  12/31/01                  10.37           0.68            0.01         0.69             (0.65)                 -             -
  12/31/00                  10.25           0.68            0.06         0.74             (0.62)                 -             -
  12/31/99                  10.67           0.62           (0.42)        0.20             (0.62)                 -             -
  12/31/98                  11.12           0.72           (0.45)        0.27             (0.72)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND
  12/31/02                   7.42           0.87           (0.44)        0.43             (0.87)                 -             -
  12/31/01                   7.67           0.65           (0.24)        0.41             (0.66)                 -             -
  12/31/00                   8.71           0.64           (1.05)       (0.41)            (0.63)                 -             -
  12/31/99                   9.59           0.71           (0.88)       (0.17)            (0.71)                 -             -
  03/02(a)-12/31/98         10.00           0.54           (0.41)        0.13             (0.54)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND
  12/31/02                  11.17           0.42            0.86         1.28             (0.42)             (0.14)            -
  12/31/01                  10.96           0.50            0.25         0.75             (0.49)             (0.05)            -
  12/31/00                  10.36           0.60            0.59         1.19             (0.59)                 -             -
  12/31/99                  11.15           0.51           (0.79)       (0.28)            (0.51)                 -             -
  12/31/98                  10.69           0.41            0.60         1.01             (0.41)             (0.14)            -
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II
  12/31/02                $ 7.08      (25.32)%   $   1,898         26.06%       0.20 %         0.02 %         n/a %          n/a %
  12/31/01                  9.49      (11.97)        3,159         57.87        0.20           0.05           n/a            n/a
  12/31/00                 12.45      (12.86)        4,395         21.22        0.20           0.59           n/a            n/a
  12/31/99                 15.37       42.42         3,122        145.99        0.20          (0.07)          n/a            n/a
  04/13(a)-12/31/98        10.80        8.00           155        208.66        0.20           0.91           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND
  12/31/02                  9.55       (7.28)       15,453         29.32        0.90           2.05           n/a            n/a
  12/31/01                 10.30       (0.52)       18,097         46.03        0.93 (e)       2.46           n/a            n/a
  12/31/00                 10.58        8.20        12,597         26.67        0.90           3.91           n/a            n/a
  12/31/99                 10.11        0.09         7,517         59.53        0.90           3.54           n/a            n/a
  03/02(a)-12/31/98        10.38        5.91         3,297        128.41        0.95           3.49           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND
  12/31/02                 10.63        8.38       125,881         83.34        0.95           6.22           n/a            n/a
  12/31/01                 10.41        6.71       123,310         86.36        0.98 (f)       6.46           n/a            n/a
  12/31/00                 10.37        7.28       116,654         93.13        0.95           7.42           n/a            n/a
  12/31/99                 10.25        1.87        81,061         98.01        0.95           7.22           n/a            n/a
  12/31/98                 10.67        2.46        48,167        261.87        1.00           7.05          1.01           7.04
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND
  12/31/02                  6.98       5.76         17,079         77.04        0.90           8.88           n/a            n/a
  12/31/01                  7.42       5.33         20,220         48.73        0.90           8.54           n/a            n/a
  12/31/00                  7.67      (4.67)        16,437         35.52        0.90           9.17           n/a            n/a
  12/31/99                  8.71      (1.76)        10,690         31.39        0.90           8.74           n/a            n/a
  03/02(a)-12/31/98         9.59       1.32          7,388         37.45        0.95           7.80          1.39           7.36
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND
  12/31/02                 11.89       11.47       304,265         35.72        0.78           4.26           n/a            n/a
  12/31/01                 11.17        6.92       226,275         69.10        0.82 (g)       5.09           n/a            n/a
  12/31/00                 10.96       11.50       138,122         49.09        0.80           6.06           n/a            n/a
  12/31/99                 10.36       (2.50)      106,329        122.72        0.80           5.45           n/a            n/a
  12/31/98                 11.15        9.40        63,785        429.70        1.28 (h)       5.33          1.29           5.32
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.90%
(f)  The ratio of net operating expenses was 0.95%
(g)  The ratio of net operating expenses was 0.79%
(h)  The ratio of net operating expenses was 0.85%

                    See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND
  12/31/02                $   16.78       $ 0.01          $ (3.92)  $    0.01           $ (3.91)           $ (0.02)          $ -
  12/31/01                    18.74         0.02            (1.94)      (1.92)                -              (0.04)            -
  12/31/00                    21.70            -            (0.11)      (0.11)            (0.01)             (2.84)            -
  12/31/99                    19.06         0.03             4.12        4.15             (0.03)             (1.48)            -
  12/31/98                    15.62         0.05             4.29        4.34             (0.06)             (0.84)            -
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND
  12/31/02                    23.12        (0.15)           (4.92)      (5.07)                -                  -             -
  12/31/01                    23.47        (0.13)           (0.22)      (0.35)                -                  -             -
  12/31/00                    23.71        (0.04)            1.67        1.63                 -              (1.87)            -
  12/31/99                    20.43        (0.05)            4.93        4.88                 -              (1.60)            -
  12/31/98                    17.37        (0.07)            3.80        3.73                 -              (0.67)            -
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND
  12/31/02                    11.11         0.09            (1.96)      (1.87)                -              (0.02)            -
  12/31/01                    11.14         0.08             0.01        0.09             (0.08)             (0.04)            -
  05/01(a)-12/31/00           10.00         0.09             1.16        1.25             (0.09)             (0.02)            -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND
  12/31/02                $ 12.85      (23.33)%  $ 316,367         46.16%        0.92 %       0.06 %         0.94 %        0.04 %
  12/31/01                  16.78      (10.23)     474,105         63.38         0.92         0.12           0.92          0.12
  12/31/00                  18.74       (0.34)     411,855         77.19         0.92         0.03           0.92          0.02
  12/31/99                  21.70       21.77      351,338         61.45         0.93         0.16            n/a           n/a
  12/31/98                  19.06       27.78      216,599         54.93         0.95         0.38           0.95          0.38
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND
  12/31/02                  18.05      (21.93)     248,327         42.22         1.03        (0.67)          1.04         (0.68)
  12/31/01                  23.12       (1.49)     366,028         44.26         1.02        (0.56)          1.03         (0.57)
  12/31/00                  23.47        7.16      419,796         47.90         1.02        (0.20)           n/a           n/a
  12/31/99                  23.71       24.01      286,502         56.68         1.03        (0.28)           n/a           n/a
  12/31/98                  20.43       21.49      189,636         50.92         1.04        (0.37)          1.04         (0.37)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND
  12/31/02                   9.22     (16.84)      220,106         38.21         1.00         0.97           1.02          0.95
  12/31/01                  11.11        0.78      216,408         42.29         1.00         0.93           1.02          0.91
  05/01(a)-12/31/00         11.14       12.54       26,446         44.84         1.00         1.47           1.01          1.46
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


                                   PROSPECTUS

                                   May 1, 2003

                                JNL SERIES TRUST

You can find more information about the Trust in:

         o The Trust's Statement of Additional Information (SAI) dated May 1, 2003, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The Trust's Annual and Semi-Annual Reports to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683 (toll-free), or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.

                                        The Trust's SEC file number is: 811-8894

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


                                JNL SERIES TRUST




================================================================================

         This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated May 1, 2003 (the "Prospectus"). Not all Funds described in this SAI may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company. The financial statements of the JNL Series Trust for the year ended December 31, 2002 are incorporated by reference (which means they legally are a part of this SAI) from the Trust's Annual Report to shareholders. The Prospectus and Annual Report may be obtained at no charge by calling (800) 766-4683, or writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002.

================================================================================

                                TABLE OF CONTENTS

General Information and History                                       2
Common Types of Investments and Management Practices                  2
Additional Risk Considerations                                       20
Investment Restrictions Applicable to all Funds                      25
Trustees and Officers of the Trust                                   33
Principal Holders of the Trust's Shares                              34
Performance                                                          36
Investment Adviser, Sub-Advisers and Other Service Providers         42
Purchases, Redemptions and Pricing of Shares                         60
Description of Shares; Voting Rights; Shareholder Inquiries          62
Tax Status                                                           63
Financial Statements                                                 64
Appendix A - Ratings of Investments                                 A-1

                         GENERAL INFORMATION AND HISTORY

         The JNL Series Trust (the "Trust") is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Funds, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

     This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.


ASSET-BACKED SECURITIES. A Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.


     Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that AIM/JNL Premier Equity II Fund, AIM/JNL Small Cap Growth Fund and AIM/JNL Large Cap Growth Fund each may borrow up to 33 1/3% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

     A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.


BRADY BONDS. A Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted to at least one year's interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: 1) the collateralized repayment of principal at final maturity; 2) the collateralized interest payments; 3) the uncollateralized interest payments; and
(4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").


     Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

     Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds.

     For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs). A Fund may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accord with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.


COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.


COMMON AND PREFERRED STOCKS. A Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. A Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

     A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

     Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

CATASTROPHE BONDS. A Fund may invest in catastrophe bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Catastrophe bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Catastrophe bonds also may expose a Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risks.

DEPOSITORY RECEIPTS. American Depositary Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

     Depositary receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depositary receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.


     Depositary receipts involve many of the same risks as direct investments in foreign securities, described below. Diversification. Certain of the Funds are diversified companies, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

     o    cash and cash items (including receivables),

     o    Government securities,

     o    securities of other investment companies, and

     o other securities limited in respect to any one issuer to not more than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

     These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund's holdings exceed these percentages because of post-acquisition changes in security prices.

EQUITY SWAPS. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer. The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

     A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Fund's borrowing restrictions.


FIXED-INCOME SECURITIES. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity."

     The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

     The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

ADJUSTABLE AND FLOATING RATE OBLIGATIONS. The Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:


     LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

     PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.


FOREIGN SECURITIES. A Fund may invest in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs). Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell "regulated" futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.


     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.


     The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accord with regulations adopted by the Commodity Futures Trading Commission (CFTC), a Fund will employ such techniques only for:
(1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund.

HIGH-YIELD BONDS. A Fund may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. Investments in lower-rated fixed income securities involve greater risk than investments in higher-rated ("investment grade") securities. High-yield bonds are commonly referred to as "junk bonds."


     High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     The analysis of the creditworthiness of issuers of lower-rated fixed income securities may be more complex and uncertain than for issuers of higher-rated securities, and the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. A Fund may not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Fund deems it in the best interest of shareholders.

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.


ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Trust's Board of Trustees; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.


     Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.

INFLATION-INDEXED BONDS. A Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.


INVESTMENT COMPANIES. A Fund may invest in investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act. A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

EXCHANGE TRADED FUNDS (ETFS). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.


MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may raise or lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.


MORTGAGE DOLLAR ROLLS AND U.S. TREASURY ROLLS. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. A Fund may only enter into covered rolls. A "covered roll" is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time a Fund enters into a "covered roll," it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back "when issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when issued" U.S. Treasury security. A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.


PARTICIPATIONS AND ASSIGNMENTS. A Fund may invest in fixed- and floating-rate loans (Loans) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (Lenders). A Fund may invest in such Loans in the form of participations in Loans (Participations) and assignments of all or a portion of Loans from third parties (Assignments). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     A Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, such instruments could be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Funds currently treat investments in Participations and Assignments as illiquid for purposes of their limitations on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.


PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.


REAL ESTATE INVESTMENT TRUSTS (REITs). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.


     The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

     When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES LENDING. Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the investment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.


SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price resulting in a loss to the Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (e.g., bonds, debentures or notes) which have one year or less remaining to maturity. Short - term corporate debt securities may have fixed, variable, or floating rates.

STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRs). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

STRIPPED MORTGAGE-BACKED SECURITIES. A Fund may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (IOs, or "interest-only" securities), while the other class will receive all of the principal (POs, or "principal-only" securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.


     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

     The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or AA or is derived from a full faith and credit obligation of an agency or instrumentality of the U.S. government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SUPRANATIONAL  AGENCY  SECURITIES.  A Fund may  invest in  securities  issued or
guaranteed  by  certain  supranational   entities,  such  as  the  International
Development Bank.

SPECIAL SITUATIONS. A Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's investment sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.


SWAP AGREEMENTS. A Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

     Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by a Fund of senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


     For purposes of applying the Funds' investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities. These securities are distinguished from U.S. government obligations issued by the U.S. Treasury, described below. Government agency and instrumentality securities include securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. government; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.


U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

     A Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.


     A Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement. During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.


ZERO COUPON, STRIPPED AND PAY-IN-KIND BONDS. Unless otherwise stated herein, a Fund may invest up to 10% of its assets in "zero coupon" bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. A Fund may also purchase "pay-in-kind" bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

     Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

MONEY MARKET FUND INVESTMENTS

     The PPM America/JNL Money Market Fund will comply with Rule 2a-7, (the "Rule") under the Investment Company Act (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a "money market" fund and which seeks to maintain a stable net asset value per share by either the "amortized cost" or "penny rounding" methods of determining net asset value.

     It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their "amortized cost" in accord with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund's net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund's net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.


     Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, and may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the sub-adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSRO"). An unrated security may also be an Eligible Security if the sub-adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix to this Statement of Additional Information. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

     Under the Rule, the Fund may not invest more than five percent of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities. A "first tier security" is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

                         ADDITIONAL RISK CONSIDERATIONS


EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.


     The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the
performance  of  a  Fund,   depending  on  the  extent  of  the  Fund's  foreign
investments.


     A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

     These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance depending on the sub-adviser's ability to correctly predict future exchange rates. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not be employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(iv) the possible absence of a liquid secondary market for any particular instrument at any time. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.


     A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient cash or liquid assets are segregated to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is "in the money."


HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the previous major U.S. economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of likely behavior of such investments during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

     A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

HIGH-YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

     (1) Each Fund, except the Janus/JNL Capital Growth Fund, S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Conservative Growth Fund II, S&P/JNL Moderate Growth Fund II, S&P/JNL Aggressive Growth Fund II, S&P/JNL Very Aggressive Growth Fund II, S&P/JNL Equity Growth Fund II, S&P/JNL Equity Aggressive Growth Fund II, S&P/JNL Conservative Growth Fund, S&P/JNL Moderate Growth Fund, S&P/JNL Aggressive Growth Fund, S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 50 Fund, S&P/JNL Core Index 75 Fund, Lazard/JNL Small Cap Value Fund and Lazard/JNL Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.


     (2) No Fund may invest more than 25% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government
securities  or  shares  of  the  PPM   America/JNL   Money  Market  Fund).   The
telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.


     (3) No Fund may invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (7) No Fund may invest more than 15% of its net assets (10% in the case of the PPM America/JNL Money Market Fund, the Alger/JNL Growth Fund, the Oppenheimer/JNL Global Growth Fund and the Oppenheimer/JNL Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.


     (8) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.


OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     For each Fund, to the extent applicable:

     (a) The Funds intend to comply with the CFTC regulations limiting a Fund's investments in futures and options for non-hedging purposes.

     For the AIM/JNL Premier Equity II Fund, AIM/JNL Large Cap Growth Fund and AIM/JNL Small Cap Growth Fund

     (a) The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales at any one time.

     (b) The Fund may not invest more than 25% of its net assets in foreign securities.

     (c) The Fund may not invest more than 15% of its net assets in illiquid securities.

     (d) The AIM/JNL Small Cap Growth Fund and AIM/JNL Large Cap Growth Fund may not invest more than 25% of its net assets in REITs, and the AIM/JNL Premier Equity II Fund may not invest more than 15% of its net assets in REITs.


     (e) The Funds will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Funds total assets. The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options exceed 5% of the Funds total assets. (e)

     (f) A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.


     For the Alger/JNL Growth Fund:

     (a) At least 85% of the Fund's net assets, under normal market conditions, will be invested in equity securities and at least 65% of its total assets will be invested in the equity securities of companies that, at the time their securities are purchased by the Fund, have a market capitalization of $1 billion or more.

     (b) The Fund may hold up to 15% of its net assets in money market instruments and repurchase agreements.

     For the Alliance Capital/JNL Growth Fund:

     (a) The Fund may invest up to 25% of its total assets in foreign securities.

     For the Eagle/JNL Core Equity Fund:


     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, will be invested in U.S. common stocks.


     (b) The Fund may invest up to 20% of its assets in non-investment grade securities.

     (c) The Fund may invest up to 25% of its total assets in foreign securities.

     For the Eagle/JNL SmallCap Equity Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the equity securities of companies with market capitalizations in the range of companies represented by the Russell 2000 Index.


     (b) The Fund may invest up to 5% of its assets in non-investment grade securities.

     For the JP Morgan/JNL Enhanced S&P 500 Stock Index Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks.

     For the JPMorgan/JNL International Value Fund:

     (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index").


     (b) The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.

     For each of the Janus/JNL Aggressive Growth Fund, Janus/JNL Capital Growth Fund and Janus/JNL Global Equities Fund:

     (a) The Fund may not invest more than 35% of its net assets in high-yield/high-risk bonds.

     (b) The Fund may not invest more than 25% of its assets in mortgage- and asset-backed securities.

     (c) The Fund may not invest more than 10% of its assets in zero coupon bonds.

     For the Janus/JNL Balanced Fund and Janus/JNL Growth & Income Fund:

     (a) The Fund may not invest more than 35% of its net assets in high-yield/high-risk bonds.

     (b) The Fund may not invest more than 10% of its assets in zero coupon bonds.

     For the Lazard/JNL Mid Cap Value Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued medium size companies.


     (b) The Fund may invest up to 15% of its total assets in foreign securities.

     For the Lazard/JNL Small Cap Value Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of small U.S. companies in the range of the Russell 2000 Index.


     (b) The Fund does not currently intend to invest more than 10% of its total assets in the securities of unseasoned companies.

     For the Mellon Capital Management/JNL International Index Fund:

     (a) The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stox, Topix, etc.).

     For the Mellon Capital Management/JNL S&P 500 Index Fund:

     (a) The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

     For the Oppenheimer/JNL Global Growth Fund:

     (a) Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of the Fund's investment allocations.

     For the Oppenheimer/JNL Growth Fund:

     (a) The Fund may not issue senior securities. However, this does not prohibit certain investment activities that are permitted by the Fund's other policies, including for example, borrowing money, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements.

     (b) The Fund may invest up to 25% of its total assets in foreign securities (American Depository Receipts are not considered foreign securities.)

     For the PIMCO/JNL Total Return Bond Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in fixed-income securities.


     (b) The Fund may invest up to 10% of its assets in non-investment grade fixed-income securities rated at least B by Moody's or S&P.

     (c) The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. A minimum of 75% of currency exposure will be hedged.

     (d) The Fund may invest up to 10% of its assets in securities of issuers based in emerging markets.

     (e)  The  Fund  may  not  invest  more  than 5% of its  net  assets  in any
          combination  of  inverse  floater,   interest-only  or  principal-only
          securities.

     (f) The Fund may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     For the PPM America/JNL Balanced Fund:

     (a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income senior securities.

     (b) The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. (Moody's) or CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P).

     For the PPM America/JNL High Yield Bond Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in bonds rated BA or below by Moody's or BB or below by S&P, or if unrated, of comparable quality.


     (b) The Fund may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P.

     (c)  The Fund may invest up to 25% of its assets in foreign securities.

     For the PPM America/JNL Money Market Fund:


     (a) The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accord with Rule 2a-7 under the 1940 Act.

     (b) The Fund may invest more than 25% of its total assets in the domestic banking industry. There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

     For the PPM America/JNL Value Fund:

     (a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

     (b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

     (c) The Fund may not make short sales of securities (except short sales against the box).

     (d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

     (e) The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

     (f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

     (g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.


     For the Putnam/JNL Equity Fund:


     (a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.


     (b)  The Fund may invest up to 20% of its net assets in foreign securities.

     For the Putnam/JNL International Equity Fund:


     (a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies located in three countries other than the U.S. companies are located outside the U.S. if (1) the are not organized under U.S. law, (2) their principal office is outside the U.S., (3) their securities are principally traded outside the U.S., (4) 50% or more of total revenues come from outside the U.S. or (5) 50% or more of assets are outside the U.S.


     For the Putnam/JNL Value Equity Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


     (b) The Fund may invest up to 20% of its total assets in the common stocks of foreign issuers.

     For the Salomon Brothers/JNL Balanced Fund:

     (a) The Fund currently expects that at least 40% of its total assets will be invested, under normal market conditions, in equity securities.

     (b) The Fund may invest up to 20% of its net assets in nonconvertible fixed-income securities rated BA or lower by Moody's or BB or lower by S&P or, if unrated, are determined to be of comparable quality.

     (c) The Fund may invest up to 20% of its total assets in foreign securities.

     (d) The Fund may not invest more than 10% of its assets in repurchase agreements maturing in more than 7 days.

     For the Salomon Brothers/JNL Global Bond Fund:


     (a) The Fund does not currently intend to invest more than 75% of its assets in non-investment grade securities.


     (b) The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund's objectives.

     (c) To maintain liquidity, the Fund may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

     (d) If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the market for fixed-income securities, the Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.


     (e) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.


     For the Salomon Brothers/JNL High Yield Bond Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in non-investment grade fixed-income securities.


     (b) The Fund may invest up to 35% of its total assets in the securities of foreign issuers and up to 5% of its total assets in foreign governmental issuers in any one country.

     (c)  The Fund may  invest  up to 10% of its  total  assets  in  either  (i)
          equipment  lease   certificates,   equipment  trust  certificates  and
          conditional sales contracts or (ii) limited partnership interests.

     (d) The Fund may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.

     (e) To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).


     (f) There may be times when, in the sub-adviser's judgment, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than 'Baa' by Moody's or 'BBB' by S&P, or of comparable quality.

     (g) In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. government or its agencies or instrumentalities, commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P or P-2 or better by Moody's or which, in the sub-adviser's determination, are of comparable quality; certificates of deposit, banker's acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.


     For the Salomon Brothers/JNL U.S. Government & Quality Bond Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by
          (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. government.

     (b) The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. government securities rated AAA, AA, A or BBB by S&P or AAA, AA, A or BAA by Moody's, or if unrated, determined to be of comparable quality.


     (c) The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.


     (d) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.


     For the T. Rowe Price/JNL Established Growth Fund:


     (a) The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

     (b) The Fund may invest up to 10% of its total assets in hybrid instruments.


     For the T. Rowe Price/JNL Mid-Cap Growth Fund:


     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes)will be invested, under normal circumstances, in mid-cap (as defined in the Prospectus) common stocks with above-average earnings growth potential.

     (b) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (c) The Fund may invest up to 10% of its total assets in hybrid instruments.


     For the T. Rowe Price/JNL Value Fund:


     (a) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (b) The Fund may invest up to 10% of its total assets in hybrid instruments.

     (c) The Fund may invest up to 10% of its total assets in high yield fixed income securities ("junk bonds")

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

RULE 35d-1. Certain of the Funds, as noted immediately above or in the prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

     Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the Trust with names such as "equity," "stock," "bond," "U.S. government," "small, mid or large-cap," or "high yield," or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as "growth," "value" or "global."

INSURANCE LAW RESTRICTIONS. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisermay agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.


                       TRUSTEES AND OFFICERS OF THE TRUST


     The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Fund and choose the Trust's officers. The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (57 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (12 portfolios), JNL Variable Fund III LLC (1 portfolio), JNL Variable Fund V LLC (1 portfolio), JNLNY Variable Fund I LLC (12 portfolio) and JNLNY Variable Fund II LLC (1 portfolio). Some of the Trustees and officers are also Trustees and officers of other funds in the Fund Complex.



--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------

                            CURRENT                                                            NUMBER OF
                            POSITION                                                           PORTFOLIOS IN
                            WITH THE       LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION FOR    THE FUND COMPLEX OTHER TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) &     TRUST                                  THE PAST 5 YEARS            OVERSEEN BY THE  HELD BY THE TRUSTEE
ADDRESS                                                                                        TRUSTEE
--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------
Interested Trustees
--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------

Andrew B. Hopping* (44)     Trustee and    8/96 to present         Executive Vice President,          77        None
1 Corporate Way             Chair of                               Chief Financial Officer
Lansing, MI 48951           Board of                               and Treasurer of Jackson
                            Trustees                               National Life
                                                                   Insurance
                                                                   Company;
                                                                   Trustee or
                                                                   Manager, and
                                                                   Chairman of
                                                                   each other
                                                                   investment
                                                                   company in
                                                                   the Fund
                                                                   Complex.

--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------

Robert A. Fritts* (54)      Trustee,       8/97 to present         Vice President and                 77        None
1 Corporate Way             President                              Controller of Jackson
Lansing, MI 48951           and Chief                              National Life Insurance
                            Executive                              Company; Trustee or
                            Officer                                Manager, and (since
                                                                   12/02)
                                                                   President and
                                                                   Chief
                                                                   Executive
                                                                   Officer, of
                                                                   each other
                                                                   investment
                                                                   company in
                                                                   the Fund
                                                                   Complex.

--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------

Disinterested Trustees

--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------

Joseph Frauenheim (68)      Trustee        12/94 to present        Consultant (Banking)               57        None
1 Corporate Way
Lansing, MI 48951

--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------

Richard McLellan (60)       Trustee        12/94 to present        Partner, Dykema Gossett            57        None
1 Corporate Way                                                    PLLC (law firm)
Lansing, MI 48951

--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------

Dominic D'Annunzio (65)     Trustee        2/2002 to present       Acting Commissioner of             57        None
1 Corporate Way                                                    Insurance for the State
Lansing, MI 48951                                                  of Michigan (1/90 to
                                                                   5/90) (8/97
                                                                   to 5/98),
                                                                   Deputy
                                                                   Commissioner
                                                                   of the Office
                                                                   of Financial
                                                                   Analysis and
                                                                   Examinations
                                                                   (4/89 to
                                                                   8/97)

--------------------------- -------------- ----------------------- --------------------------- ---------------- --------------------







--------------------------- ---------------------- ----------------- ------------------------ ------------------- ------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN THE
                                                                                              FUND COMPLEX        OTHER
TRUSTEE/OFFICERS (AGE) &    CURRENT POSITION       LENGTH OF TIME    PRINCIPAL OCCUPATION     OVERSEEN BY THE     TRUSTEESHIPS HELD
ADDRESS                     WITH THE TRUST         SERVED            FOR THE PAST 5 YEARS     TRUSTEE             BY THE TRUSTEE
--------------------------- ---------------------- ----------------- ------------------------ ------------------- ------------------
Officers
--------------------------- ---------------------- ----------------- ------------------------ ------------------- ------------------

Thomas J. Meyer (56)        Vice President,        12/94 to present  General Counsel,            Not Applicable     Not Applicable
1 Corporate Way             Counsel and Secretary                    Senior Vice President
Lansing, MI 48951                                                    and Secretary of
                                                                     Jackson National Life
                                                                     Insurance Company

--------------------------- ---------------------- ----------------- ------------------------ ------------------- ------------------

Mark D. Nerud (35)          Vice President         8/97 to present   Chief Financial             Not Applicable     Not Applicable
225 West Wacker Drive,      Treasurer, and Chief                     Officer and Managing
Chicago, IL 60606           Financial Officer                        Board Member of the
                                                                     Adviser; Vice
                                                                     President, Treasurer,
                                                                     Chief Financial
                                                                     Officer of other
                                                                     Investment Companies
                                                                     advised by the
                                                                     Adviser; Vice
                                                                     President - Fund
                                                                     Accounting &
                                                                     Administration of
                                                                     Jackson National Life
                                                                     Insurance Company

--------------------------- ---------------------- ----------------- ------------------------ ------------------- ------------------

Susan S. Rhee (31)          Assistant Secretary    1/00 to present   Secretary of the            Not Applicable     Not Applicable
1 Corporate Way                                                      Adviser; Associate
Lansing, MI 48951                                                    General Counsel of
                                                                     Jackson National
                                                                     Life Insurance
                                                                     Company (7/01 to
                                                                     present),
                                                                     Senior Attorney of
                                                                     Jackson National
                                                                     Life Insurance
                                                                     Company (1/00 to
                                                                     7/01);
                                                                     Goldman, Sachs & Co.
                                                                     (10/99 to 12/99);
                                                                     Van Eck
                                                                     Associates
                                                                     Corporation
                                                                     (9/97 to 10/99)

--------------------------- ---------------------- ----------------- ------------------------ ------------------- ------------------

               COMMITTEES OF THE BOARD OF TRUSTEES


     The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust's independent auditor, and for the approval of the auditor's fee. The
Audit Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally. Messrs. Frauenheim, McLellan and D'Annunzio are members of the Audit Committee. Mr. Frauenheim serves as Chair of the Audit Committee. The Audit Committee had 3 meetings in the last fiscal year.

     The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. Messrs. Hopping and Fritts are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.


CERTAIN POSITIONS OF DISINTERESTED TRUSTEES AND THEIR FAMILY MEMBERS

     None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, held any position (other than the disinterested Trustee's position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund. Ownership of Trustees of Shares in the Funds of the Trust


     As of December 31, 2002, the Trustees beneficially owned the following interests in shares of the Funds:


------------------------------ ------------------------------------------------------- ------------------------------------
                                                                                       Aggregate Dollar Range of equity
                                                                                       Securities in All registered
                                                                                       Investment Companies Overseen by the
                                                                                       Trustee in the Family of Investment
Trustee                        Dollar Range of Equity Securities in the Fund           Companies
------------------------------ ------------------------------------------------------- --------------------------------------

Andrew B. Hopping              $1 - $10,000                                            Less than $10,000

------------------------------ ------------------------------------------------------- --------------------------------------

                               Alger/JNL Growth
                               Janus/JNL Capital Growth
                               Janus/JNL Aggressive
                               Janus/JNL Global Equities

------------------------------ ------------------------------------------------------- --------------------------------------

Robert A. Fritts               $1 - $10,000

------------------------------ ------------------------------------------------------- --------------------------------------

                               Alger/JNL Growth                                        Over $100,000
                               Janus/JNL Capital Growth
                               Janus/JNL Aggressive
                               Janus/JNL Global Equities
                               PPM America/JNL High Yield Bond
                               Putnam/JNL International Equity
                               T. Rowe Price/JNL Established Growth
                               T. Rowe Price/JNL MidCap Growth

------------------------------ ------------------------------------------------------- --------------------------------------
                               $10,001 - $50,000
------------------------------ ------------------------------------------------------- --------------------------------------

                               Eagle/JNL Small Cap Equity
                               PPM America/JNL Balanced

------------------------------ ------------------------------------------------------- --------------------------------------
                               Over $100,000
------------------------------ ------------------------------------------------------- --------------------------------------

                               S&P/JNL Conservative Growth I
                               S&P/JNL Moderate Growth I
                               Salomon Brothers/JNL Global Bond

                               Salomon Brothers/JNL U.S. Government & Quality Bond
------------------------------ ------------------------------------------------------- --------------------------------------

------------------------------ ------------------------------------------------------- --------------------------------------
Joseph Frauenheim              None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
Richard McLellan               None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
Dominic D'Annunzio             None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------


     As is described in the prospectus, shares in the Funds of the Trust are sold only to the Insurance Companies and to qualified retirement plans. The beneficial interests of Messrs. Hopping and Fritts in shares of the Funds reflected in the foregoing table are held by them through a qualified retirement plan maintained by Jackson National Life Insurance Company for its officers and employees.


           OWNERSHIP BY DISINTERESTED TRUSTEES OF INTERESTS IN CERTAIN
                            AFFILIATES OF THE TRUST


     As of December 31, 2002, none of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.


TRUSTEE COMPENSATION


     The Trustees who are "interested persons" receive no compensation from the Trust. Each disinterested Trustee is paid by the Trust an annual retainer of $10,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity.

     For the year ended December 31, 2002, the disinterested Trustees received the following fees for service as Trustee:



                                                     PENSION OR RETIREMENT
                                   AGGREGATE       BENEFITS ACCRUED AS PART    ESTIMATED ANNUAL
                                  COMPENSATION                OF                 BENEFITS UPON       TOTAL COMPENSATION FROM
TRUSTEE                            FROM TRUST           TRUST EXPENSES            RETIREMENT       TRUST AND FROM FUND COMPLEX

Joseph Frauenheim                   $25,000                   $0                      $0                     $25,000
Richard McLellan                    $25,000                   $0                      $0                     $25,000
Dominic D'Annunzio                  $25,000                   $0                      $0                     $25,000


     Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES


         As of April 1, 2003, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of the Trust.

         Because shares in the Trust are sold only to Jackson National Life Insurance Company and to certain qualified retirement plans, Jackson National Life Insurance Company, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson National Life Insurance Company, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson National Life Insurance Company through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson National Life Insurance Company in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

     As of April 1, 2003 the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Eagle/JNL Core Equity Fund                                   Janus/JNL Growth & Income Fund
8.40% - S&P Aggressive Growth Fund I                         7.04% - S&P Moderate Growth Fund III
16.25% - S&P Conservative Growth Fund I
7.35% - S&P Equity Growth Fund I                             Lazard/JNL Small Cap Value Fund
24.99% S&P Moderate Growth Fund I                            5.28% - Jackson National Life Insurance Company
                                                             7.82% - S&P Aggressive Growth Fund I
                                                             8.06% - S&P Equity Growth Fund I
PPM/JNL High Yield Bond Fund                                 13.74% - S&P Moderate Growth Fund I
8.64% - S&P Conservative Growth Fund I
8.07% - S&P Moderate Growth Fund I
                                                             Lazard/JNL Mid Cap Value Fund
                                                             6.30% - S&P Aggressive Growth Fund I
PPM/JNL Money Market Fund                                    7.80% - S&P Equity Growth Fund I
12.14% - S&P Conservative Growth Fund I                      17.71% - S&P Moderate Growth Fund I
9.25% - S&P Moderate Growth Fund I

Putnam/JNL Value Equity Fund
5.79% - S&P Moderate Growth Fund I                           Salomon/JNL Brothers Balanced Fund
                                                             7.97% - S&P Conservative Growth Fund II
                                                             10.07% - S&P Moderate Growth Fund II
                                                             10.86% - S&P Moderate Growth Fund III
Salomon Brothers/JNL Global Bond Fund                        7.06% - S&P Conservative Growth Fund III
16.18% - S&P Conservative Growth Fund I
17.63% - S&P Moderate Growth Fund I

Salomon Brothers/JNL U.S. Gov't & Quality Bond Fund          Salomon Brothers/JNL High Yield Bond Fund
6.10% - S&P Conservative Growth Fund I                       7.55% - S&P Conservative Growth Fund II
5.33% - S&P Moderate Growth Fund I                           7.17% - S&P Moderate Growth Fund II
                                                             8.59% - S&P Moderate Growth Fund III
T. Rowe Price/JNL Established Growth Fund
6.46% - S&P Conservative Growth Fund I
10.17% - S&P Moderate Growth Fund I                          JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
                                                             7.61% - S&P Aggressive Growth Fund III
                                                             16.97% - S&P Conservative Growth Fund I
Alliance/JNL Growth Fund                                     6.25% - S&P Conservative Growth Fund III
11.20% - S&P Equity Growth Fund I                            10.24% - S&P Core Index 100 Fund
7.64% - S&P Moderate Growth Fund I                           11.54% - S&P Moderate Growth Fund III

JPMorgan/JNL International Value Fund
56.72% - Jackson National Life Insurance Company             Janus/JNL Balanced Fund
                                                             12.72% - S&P Moderate Growth Fund I

PIMCO/JNL Total Return Bond Fund
9.89% - S&P Conservative Growth Fund I                       T. Rowe Price/JNL Value Fund
11.07% - S&P Moderate Growth Fund I                          6.79% - S&P Aggressive Growth Fund I
                                                             15.94% - S&P Conservative Growth Fund I
Oppenheimer/JNL Growth Fund                                  8.89% - S&P Equity Growth Fund I
13.68% - S&P Aggressive Growth Fund I                        23.86% - S&P Moderate Growth Fund I
14.06% - S&P Equity Growth Fund I
5.57% - S&P Very Aggressive Growth Fund I                    MCM/JNL S&P 500 Index Fund
                                                             21.14% - S&P Conservative Growth Fund I
                                                             7.65% - S&P Core Index 100 Fund
AIM/JNL Premier Equity II Fund                               11.83% - S&P Moderate Growth Fund I
7.25% - S&P Aggressive Growth Fund I
18.25% - S&P Conservative Growth Fund I
25.49% - S&P Moderate Growth Fund I                          MCM/JNL Small Cap Index Fund
                                                             37.23% - Jackson National Life Insurance Company

PPM America/JNL Value Fund                                   MCM/JNL International Index Fund
16.25% - S&P Aggressive Growth Fund I                        23.36% - S&P Conservative Growth Fund I
10.70% - S&P Equity Aggressive Growth Fund I                 32.62% - S&P Moderate Growth Fund I
33.61% - S&P Equity Growth Fund I
19.03% - S&P Moderate Growth Fund I                          MCM/JNL Bond Index Fund
13.36% - S&P Very Aggressive Growth Fund I                   23.18% - S&P Conservative Growth Fund I
                                                             7.96% - S&P Core Index 100 Fund
                                                             24.31% - S&P Moderate Growth Fund I
Oppenheimer/JNL Global Growth Fund
11.29% - S&P Aggressive Growth Fund I
5.82% - S&P Equity Growth Fund I
13.26% - S&P Moderate Growth Fund I

The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson National Life Insurance Company is 1 Corporate Way, Lansing, Michigan 48951.


                                   PERFORMANCE


     A Fund's historical performance may be shown in the form of total return and yield. These performance measures are described below. Performance advertised for a Fund may or may not reflect the effect of any charges that are imposed under a variable annuity contract (Contract) that is funded by the Trust. Such charges, described in the prospectus for the Contract, will have the effect of reducing a Fund's performance.


     Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Fund. Yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the PPM America/JNL Money Market Fund) expressed as a percentage of the net asset value.

STANDARDIZED AVERAGE TOTAL RETURN

     A Fund's standardized average annual total return quotation is computed in accord with a method prescribed by rules of the Securities and Exchange Commission (SEC). Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or for a period covering the time the Fund has been in existence if the Fund has not been in existence for one of the prescribed periods. Because average annual total returns tend to smooth out variations in the Fund's returns, you should recognize that they are not the same as actual year-by-year results. The standardized average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment (initial investment) in the Fund's shares on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund during the period have been reinvested at net asset value on the payment dates.


     The standardized average annual total return for each Fund for the period ended December 31, 2002 was as follows:

                                                                                             Commencement of
                                                                One Year      Five Years        Operations
                                                               ------------ ---------------- -----------------
AIM/JNL Large Cap Growth Fund(18)                                -25.47%            N/A        -15.75%
AIM/JNL Small Cap Growth Fund(18)                                -27.32%            N/A        -13.52%
AIM/JNL Premier Equity II Fund(18)                               -28.23%            N/A        -17.90%
Alger/JNL Growth Fund(2)                                         -33.19%         -0.16%          4.75%
Alliance Capital/JNL Growth Fund(4)                              -31.03%            N/A         -3.85%
Eagle/JNL Core Equity Fund(3)                                    -20.53%          0.68%          6.17%
Eagle/JNL SmallCap Equity Fund(3)                                -22.77%         -2.14%          4.53%
JPMorgan/JNL International Value Fund(4)                         -26.59%            N/A         -7.83%
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund(10)               -24.94%            N/A        -12.07%
Janus/JNL Aggressive Growth Fund(1)                              -29.76%          3.50%          9.32%
Janus/JNL Balanced Fund(13)                                       -6.57%            N/A         -4.90%
Janus/JNL Capital Growth Fund(1)                                 -29.21%         -3.49%          5.47%
Janus/JNL Global Equities Fund(1)                                -27.12%         -0.99%          8.95%
Janus/JNL Growth & Income Fund(11)                               -21.73%            N/A        -10.35%
Lazard/JNL Mid Cap Value Fund(4)                                 -14.08%            N/A          3.49%
Lazard/JNL Small Cap Value Fund(4)                               -17.22%            N/A          0.11%
Mellon Capital Management/JNL S&P 500 Index Fund(20)                 N/A            N/A        -22.10%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund(20)         N/A            N/A        -13.94%
Mellon Capital Management/JNL Small Cap Index Fund(20)               N/A            N/A        -19.79%
Mellon Capital Management/JNL International Index Fund(20)           N/A            N/A        -13.60%
Mellon Capital Management/JNL Bond Index Fund(20)                    N/A            N/A          8.55%
Oppenheimer/JNL Global Growth Fund(17)                           -22.33%            N/A        -17.85%
Oppenheimer/JNL Growth Fund(17)                                  -25.29%            N/A        -18.97%
PIMCO/JNL Total Return Bond Fund(4)                                8.85%            N/A          7.27%
PPM America/JNL Balanced Fund(1)                                  -1.93%          5.23%          9.17%
PPM America/JNL Money Market Fund(1)                               1.07%          3.98%          4.34%
PPM America/JNL High-Yield Bond Fund(1)                            2.05%          1.33%          5.21%
PPM America/JNL Value Fund(19)                                       N/A            N/A          9.70%
Putnam/JNL Equity Fund(1)                                        -24.10%         -3.97%          6.41%
Putnam/JNL International Equity Fund(12)                         -20.58%         -3.81%          0.41%
Putnam/JNL Midcap Fund(13)                                       -29.32%            N/A        -22.22%
Putnam/JNL Value Equity Fund(1)                                  -19.87%         -2.22%          6.86%
S&P/JNL Conservative Growth Fund I(5)                             -8.48%            N/A          1.51%
S&P/JNL Moderate Growth Fund I(6)                                -12.40%            N/A          0.96%
S&P/JNL Aggressive Growth Fund I(6)                              -18.26%            N/A         -0.52%
S&P/JNL Very Aggressive Growth Fund I(7)                         -23.20%            N/A         -1.87%
S&P/JNL Equity Growth Fund I(8)                                  -23.34%            N/A         -3.14%
S&P/JNL Equity Aggressive Growth Fund I(9)                       -23.21%            N/A         -2.75%
S&P/JNL Conservative Growth Fund II(8)                           -12.74%            N/A         -3.45%
S&P/JNL Moderate Growth Fund II(8)                               -15.51%            N/A         -2.29%
S&P/JNL Aggressive Growth Fund II(8)                             -21.37%            N/A         -4.44%
S&P/JNL Very Aggressive Growth Fund II(8)                        -25.32%            N/A         -2.65%
S&P/JNL Equity Growth Fund II(8)                                 -26.08%            N/A         -5.22%
S&P/JNL Equity Aggressive Growth Fund II(8)                      -25.19%            N/A         -3.69%
S&P/JNL Conservative Growth Fund(14)                             -12.16%            N/A         -8.02%
S&P/JNL Moderate Growth Fund(15)                                 -17.37%            N/A        -11.82%
S&P/JNL Aggressive Growth Fund(16)                               -23.49%            N/A        -15.27%
S&P/JNL Core Index 100 Fund(20)                                      N/A            N/A        -13.40%
S&P/JNL Core Index 75 Fund(20)                                       N/A            N/A        -17.50%
S&P/JNL Core Index 50 Fund(20)                                       N/A            N/A        -21.60%
Salomon Brothers/JNL Balanced Fund(4)                             -7.28%            N/A          1.17%
Salomon Brothers/JNL Global Bond Fund(1)                           8.38%          5.30%          7.65%
Salomon Brothers/JNL High-Yield Bond Fund(4)                       5.76%            N/A          1.15%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund1(1)      11.47%          7.22%          7.17%
T. Rowe Price/JNL Established Growth Fund(1)                     -23.33%          1.31%          9.91%
T. Rowe Price/JNL Mid-Cap Growth Fund(1)                         -21.93%          4.42%         11.78%
T. Rowe Price/JNL Value Fund(13)                                 -16.84%            N/A         -2.17%


1    Commenced operations on May 15, 1995.

2    Commenced operations on October 16, 1995.

3    Commenced operations on September 16, 1996.

4    Commenced operations on March 2, 1998.

5    Commenced operations on April 9, 1998.

6    Commenced operations on April 8, 1998.

7    Commenced operations on April 1, 1998.

8    Commenced operations on April 13, 1998.

9    Commenced operations on April 15, 1998.

10   Commenced operations on May 16, 1999.

11 Commenced operations on March 2, 1998. As of the May 1, 2000, Janus Capital Corporation (Janus) replaced Goldman Sachs Asset Management as the sub-adviser to this Fund. In addition, certain investment policies, practices and strategies were changed to reflect the management style of Janus, the new sub-adviser. The Advisory fees also were changed. Given these changes, the performance information shown is not indicative in any manner of how the Fund will perform in the future.

12 Commenced operations on May 15, 1995. As May 1, 2000, Putnam Investment Management, LLC. replaced Rowe-Price Fleming International, Inc. as the sub-adviser to this Fund. Therefore, the performance information shown below is not indicative in any manner of how the Fund will perform in the future.

13   Commenced operations on May 1, 2000.

14   Commenced operations on January 26, 2000

15   Commenced operations on January 13, 2000.

16   Commenced operations on January 6, 2000.

17   Commenced operations on May 1, 2001.

18   Commenced operations on October 29, 2001.

19   Commenced operations on September 30, 2002.

20   Commenced operations on January 15, 2002.





     Prior to May 1, 1997, the PPM America/JNL Balanced Fund was called the JNL/Phoenix Investment Counsel Balanced Fund and was sub-advised by Phoenix Investment Counsel Inc., the Putnam/JNL Equity Fund was called the JNL/Phoenix Investment Counsel Growth Fund and was sub-advised by Phoenix Investment Counsel, Inc., and the Putnam/JNL Value Equity Fund was called the PPM America/JNL Value Equity Fund and was sub-advised by PPM America, Inc.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

     The standardized average annual total return quotations used in advertisements will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Fund has been in existence, if it has not been in existence for one of the prescribed periods.

NON-STANDARDIZED TOTAL RETURN


Non-standardized total return may also be advertised. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment (initial investment) in the Fund's shares on the first day of the period and computing the end value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund during the period have been reinvested at net asset value on the payment dates. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.


YIELD AND EFFECTIVE YIELD

The yield for a Fund (other than the PPM America/JNL Money Market Fund) is computed in accord with a standardized method prescribed by the rules of the SEC. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment. Under this method, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                                    [OBJECT OMITTED]

Where:
         a = dividends and interest earned during the period.
         b = expenses accrued for the period (net of reimbursements).
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d = the offering price (net asset value) per share on the last day of the period.


     The yield for the 30-day period ended December 31, 2002, for each of the referenced Funds was as follows:

        PIMCO/JNL Total Return Bond Fund                               2.99%
        PPM America/JNL Balanced Fund                                  2.70%
        PPM America/JNL High-Yield Bond Fund                           8.66%
        Salomon Brothers/JNL Balanced Fund                             1.70%
        Salomon Brothers/JNL Global Bond Fund                          6.24%
        Salomon Brothers/JNL High-Yield Bond Fund                     10.61%
        Salomon Brothers/JNL U.S. Government & Quality Bond Fund       3.58%


     In computing the foregoing yields, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare annual and interim financial statements in accord with generally accepted accounting principles.

     The PPM America/JNL Money Market Fund's yield is also computed in accord with a standardized method prescribed by rules of the SEC. This Fund's yield is a measure of the net dividend and interest income earned over a specific seven-day period expressed as a percentage of the offering price of the Fund. The yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net income over a 52-week period. Under this method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (assumed to remain constant at $1.00) at the beginning of the period (base period return). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.


     The PPM America/JNL Money Market Fund's yield for the seven-day period ended December 31, 2002, was 0.71%.


     The PPM America/JNL Money Market Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)365/7 - 1.


     The PPM America/JNL Money Market Fund's effective yield for the seven-day period ended December 31, 2002, was 0.71%.


          PERFORMANCE QUOTATIONS ARE HISTORICAL AND NOT REPRESENTATIVE
                             OF FUTURE PERFORMANCE

A Fund's performance quotations, including standardized total return, non-standardized total return, yield and effective yield, are based upon historical results and are not necessarily representative of future performance. The Fund's shares are sold at net asset value. Returns and net asset values will fluctuate, except that the PPM America/JNL Money Market Fund seeks to maintain a $1.00 net asset value per share. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Shares of a Fund are redeemable at the then current net asset value, which may be more or less than original cost.

PERFORMANCE COMPARISONS


The performance of the Funds may be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by Lipper Analytical Services, Inc. (Lipper), CDA Investment Technologies, Inc.
(CDA) or Donoghue's Money Fund Report. Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA indices are weighted performance averages of other mutual funds with similar investment objectives. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. No adjustments are made for taxes payable on dividends.


     A Fund's performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to the Consumer Price Index, the Standard & Poor's 500 Index, the Standard & Poor's MidCap 400 Index, the Morgan Stanley Capital International All Country World Free (ex-U.S.) Index, the Morgan Stanley Capital International World Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers High-Yield Index, the Merrill Lynch Treasury Bill Index (3 month), the Salomon Smith Barney Broad Investment Grade Bond Index, the Salomon Smith Barney High Yield Market Index, the Salomon Brothers Treasury Index, the Russell 2000 Index, the Russell Midcap Index, the Morgan Stanley Europe and Australasia, Far East Equity Index, the S&P Micropal Asset Allocation USA Income Funds Sector Index, or the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.


     From time to time, a Fund also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI).


     The net asset values and returns of the Fund will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost.

     A Fund may periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

          INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER


Jackson National Asset Management, LLC ("JNAM L.L.C. or the Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM L.L.C. provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

     JNAM L.L.C. acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Prior to January 31, 2001, Jackson National Financial Services, LLC, an affiliate of JNAM L.L.C., acted as investment adviser to the Trust. Jackson National Asset Management, LLC assumed all related investment management duties from Jackson National Financial Services, LLC pursuant to a Plan of Merger dated January 31, 2001. The Board of Trustees approved the merger on November 9, 2000. Prior to July 1, 1998, Jackson National Financial Services, Inc., an affiliate of JNAM L.L.C. acted as investment adviser to the Trust.

     The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus. The fees paid by the Trust to JNFS pursuant to the Investment Advisory and Management Agreement for the fiscal year ended December 31, 2000 was $49,180,137. The fee paid by the Trust to the Adviser for the fiscal years ended December 31, 2001 and December 31, 2002 were $47,172,716 and $41,843,429.


INVESTMENT SUB-ADVISERS


In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.


     A I M Capital Management, Inc. ("AIM"), with principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-adviser to the AIM/JNL Large Cap Growth Fund, the AIM/JNL Small Cap Growth Fund and the AIM/JNL Premier Equity II Fund. AIM is a wholly owned subsidiary of AMVESCAP, PLC, a publicly traded financial services company based in the United Kingdom.


     Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to the Alliance Capital/JNL Growth Fund. Alliance's clients are primarily major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company. As of December 31, 2002, Alliance Capital Management Holding, L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest ("Alliance Units") in Alliance. ACMC is the general partner of Alliance Holding, the equity interests of which are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and 54.7% of the outstanding Alliance Units.


     Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the Eagle/JNL Core Equity Fund and the Eagle/JNL SmallCap Equity Fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., a publicly traded company which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.


     Fred Alger Management, Inc. ("Alger"), which is located at 111 Fifth Avenue, New York, New York 10003, serves as sub-adviser to the Alger/JNL Growth Fund. Alger generally is engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger has been engaged in the business of rendering investment advisory services since 1964. Alger is a wholly owned subsidiary of Fred Alger & Company, Incorporated which in turn is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. Fred M. Alger III is a majority shareholder of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 522 Fifth Avenue, New York, New York 10036, serves as sub-adviser to the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund and the JPMorgan/JNL International Value Fund. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

     Janus Capital Management LLC ("Janus Capital"), a Delaware limited liability company with principal offices at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the Janus/JNL Aggressive Growth Fund, the Janus/JNL Balanced Fund, the Janus/JNL Capital Growth Fund, the Janus/JNL Global Equities Fund, and the Janus/JNL Growth & Income Fund. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc. ("JCG"). JCG is a publicly traded holding company with principal operations in the financial asset management business.

     Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the Lazard/JNL Mid Cap Value Fund and the Lazard/JNL Small Cap Value Fund. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a privately held New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Its clients are both individuals and institutions.

     Mellon Capital Management Corporation ("Mellon"), located at 595 Market Street, San Francisco, California 94105, serves as sub-adviser to the Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund and to the Mellon Capital Management/JNL Bond Index Fund. Mellon Capital Management Corporation is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded bank holding company.

     Oppenheimer Funds, Inc. ("Oppenheimer"), located at 498 7th Avenue, New York, New York 10018, serves as sub-adviser to the Oppenheimer/JNL Global Growth Fund and to the Oppenheimer/JNL Growth Fund. As of December 31, 2002, Oppenheimer, including subsidiaries and affiliates, managed in excess of $120 billion in assets, including more than 60 mutual funds having more than 5 million shareholder accounts. Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     PIMCO, located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660 and serves as sub-advisor to the Trust portfolios listed above. PIMCO is an investment management firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holding LLC's sole member is Allianz Dresdner Asset Management of America LLC, a Delaware limited liability company, which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based, multinational insurance and financial services holding company.

     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Fund, the PPM America/JNL High Yield Bond Fund, the PPM America/JNL Money Market Fund and the PPM America/JNL Value Fund. PPM, an affiliate of JNAM L.L.C., is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

     Putnam Investment Management, LLC ("Putnam"), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the Putnam/JNL Equity Fund, the Putnam/JNL International Equity Fund, the Putnam/JNL Value Equity Fund, and the Putnam/JNL Midcap Growth Fund. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly-traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

     Salomon Brothers Asset Management Inc. ("SBAM"), located at 300 Greenwich Street, New York, NY 10013, serves as sub-adviser to the Salomon Brothers/JNL Balanced Fund, the Salomon Brothers/JNL Global Bond Fund, the Salomon Brothers/JNL High Yield Bond Fund and the Salomon Brothers/JNL U.S. Government & Quality Bond Fund. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies.


     In connection with SBAM's service as sub-adviser to the Salomon Brothers/JNL Global Bond Fund, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Fund. SBAM Limited is compensated by SBAM at no additional expense to the Trust. Like SBAM, SBAM Limited is an indirect, wholly owned subsidiary of Citigroup Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.


     Standard & Poor's Investment Advisory Services, L.L.C. ("SPIAS"), located at 55 Water Street, New York, New York 10014, serves as sub-adviser to the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Conservative Growth Fund II, S&P/JNL Moderate Growth Fund II, S&P/JNL Aggressive Growth Fund II, S&P/JNL Very Aggressive Growth Fund II, S&P/JNL Equity Growth Fund II, S&P/JNL Equity Aggressive Growth Fund II, S&P/JNL Conservative Growth Fund, S&P/JNL Moderate Growth Fund, S&P/JNL Aggressive Growth Fund, S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 50 Fund and S&P/JNL Core Index 75 Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the T. Rowe Price/JNL Established Growth Fund, the T. Rowe Price/JNL Mid-Cap Growth Fund, and the T. Rowe Price/JNL Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     Under the 1940 Act, an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company (which, in the case of a newly organized Fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Trustees or by a vote of the majority of the outstanding voting securities of the investment company.


     Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Trustees to request and evaluate, and a corresponding duty upon the investment adviser or sub-adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the agreement.

     The Trustees are presented at each of their regular meetings with reports and analyses by the Adviser and the sub-advisers regarding (i) the investment performance of each Fund of the Trust, in relation to benchmark indices and in relation to other funds having similar investment objectives; (ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Funds under their management, portfolio management representatives of the Trust's sub-advisers also make in-person reports to the Trustees on a rotating basis, so that each sub-adviser makes an in-person presentation to the Trustees approximately annually.

     The Trustees review and consider these reports and presentations as part of their responsibility to manage the affairs of the Trust. These reports and presentations also form a part of the information considered by the Trustees in determining whether to approve the continuation of the agreements with the Adviser and each sub-adviser.


     Described below is a summary of additional information provided to and considered by the Trustees, and their conclusions with respect thereto, that formed the basis of the Trustees' approval of the current investment advisory and sub-advisory agreements of the Trust.


          INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT WITH THE ADVISER

     The current Investment Advisory and Management Agreement between the Trust and the Adviser contemplates a "manager of managers" structure whereby the Adviser, with the approval of the Trustees but without necessity of obtaining shareholder approval, may select, retain and compensate sub-advisers for the Funds, or materially amend agreements with sub-advisers. The Adviser and the Trust has ben granted an exemption from the SEC. The "manager of managers" structure was approved by the Trustees at a meeting held May 11, 2000. The form of the Investment Advisory and Management Agreement with the Adviser's predecessor, JNFS, was approved by the Trustees at a meeting held August 10, 2000, and was submitted to shareholders of the Trust for approval at a meeting of shareholders held October 10, 2000. The agreement was approved by the shareholders of each Fund, and became effective as of January 31, 2001.

     The Trust's multi-manager exemption has been granted by the SEC. The exemption permits the Trust to avoid the costs and administrative burdens that would be incurred if the Trust was required to call a meeting of shareholders each time JNAM and the Trustees determined to retain a new sub-adviser or amend an existing sub-advisory agreement, to the extent JNAM retained the services of a sub-adviser for with respect to any Fund, the sub-adviser would play a role analogous to that of an individual portfolio manager of a traditionally-structured single adviser investment company, making approval of the sub-advisory agreement less important to Trust shareholders.

     Annual continuance of the Investment Advisory and Management Agreement between the Trust and the Adviser most recently was approved by the Trustees at their August 2002 meeting. The Trustees were presented by the Adviser with information regarding (i) the nature of the services to be provided to the Trust by the Adviser , including its procedures for monitoring and evaluating sub-advisers and service providers; (ii) the investment performance of the Funds in comparison with their benchmark indices and in comparison with other investment company portfolios having similar investment objectives; (iii) the fees proposed to be charged the Trust by the Adviser , in comparison with the fees charged other underlying funds of variable annuity products, including the fact that the proposed fees under the new investment advisory agreement were the same as those under the then-existing agreement; (iv) ancillary benefits which might be expected to accrue to the Adviser in respect of its investment advisory relationship with the Trust, including the fees payable to JNAM L.L.C. as administrator; (v) the overall expenses of the Trust in comparison with other underlying funds of variable annuity products; (vi) the Adviser's profitability with respect to its services as Adviser and Administrator and (vii) information regarding the Adviser's personnel rendering services to the Trust.

     In determining to approve the Investment Advisory and Management Agreement with JNAM L.L.C., the Trustees considered the information provided by the Adviser indicating: (i) the services to be provided by the Adviser under the agreement were necessary for the operation of the Trust; (ii) the quality of the services which had been provided by the Adviser in the past, as evidenced by the investment performance of the Funds in relation to their benchmark indices and in relation to other investment company portfolios with similar investment objectives, was within reasonable expectations; and (iii) the compensation proposed to be paid the Adviser for its services under the agreement, including ancillary benefits, and the overall expenses of the Trust, were reasonable both in relation to the nature and quality of the services to be provided by the Adviser, and in relation to the fees and expenses of other underlying funds of variable annuity products.

     The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders, in connection with the establishment of the new Funds of the Trust. In each such case, the approval of such amendment by the Trustees has been given based on information, prepared by the Adviser, regarding:

     o the services to be provided by the Adviser under the amended agreement in respect of such new Funds and

     o the compensation to be paid the Adviser for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation to:

          o both the nature and quality of the services to be provided by the Adviser, and

          o to the fees and expenses of other underlying funds of variable annuity products.

              SUB-ADVISORY AGREEMENTS WITH ALLIANCE, ALGER, JANUS,
                   OPPENHEIMER, PIMCO, PPM, PUTNAM AND SPIAS

     The Trustees approved continuation of agreements with Alliance, Alger, Janus, Oppenheimer, PIMCO, PPM, Putnam and SPIAS in February 2003. In determining to approve the continuation of these agreements, the Trustees considered information regarding each sub-adviser provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:


     o The Trustees were provided with each sub-adviser's statement of investment philosophy and criteria used for security selection indicating that each sub-adviser continued to adhere to the investment philosophy and security selection criteria that were a basis for the sub-adviser's initial retention by the Trust.


     o The Trustees were presented with a comparison, prepared by the Adviser, of the sub-advisory fee of each Fund with the fees of other underlying funds of variable annuities having similar investment objectives indicating that the fees of the sub-advisers were reasonable in relation to the sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.


     o The Trustees were provided information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of Putnam, its profitability from its investment management services generally) indicating the profits of each sub-adviser were not excessive.


     o The Trustees were presented with an analysis, prepared by the Adviser , of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were provided information regarding each sub-adviser's investment personnel rendering services to the Trust, and the Adviser's analysis that it was satisfied the sub-advisers were devoting adequate personnel resources to the Funds.

     o The Trustees were provided information, prepared by the Adviser, regarding ancillary benefits gained by each sub-adviser in connection with its services to the Trust; specifically, in the case of Alliance, in the form of soft-dollar credits for investment research resulting from the brokerage transactions of the Trust and, in the case of Alger, in the form of brokerage commissions from transactions of the Trust effected by Alger's affiliated broker. The information provided to the Trustees indicated the ancillary benefits, if any, gained by Janus, Oppenheimer, PIMCO, PPM, Putnam and SPIAS were not material. With respect to Alliance, the information provided to the Trustees indicated the soft dollar investment research credits were reasonable in amount, did not impose any additional costs on the Trust, and would result in benefits to the Trust in the form of increased investment research available to the sub-adviser. With respect to Alger, the Trustees were presented with additional information provided by Alger regarding its brokerage policies and procedures, and including third party evaluation of Alger's overall transaction costs for recent periods, indicating that, while Alger's brokerage practices result in significant ancillary benefits to Alger in the form of brokerage commission payments, the Trust also is benefited by a reduction in the overall execution cost of its security transactions.

          The Adviser represented to the Trustees it was satisfied with each sub-adviser's compliance and administrative procedures. The Adviser advised the Trustees there had been no material violations of the Funds' investment policies or the sub-advisers' codes of ethics and that it had experienced no administrative problems with the sub-advisers.

     o The Trustees were provided with information regarding the sub-advisers' brokerage policies, directed brokerage policies and use of soft dollar credits generated by brokerage transactions for the Funds to acquire investment research, indicating such ancillary benefits to the sub-adviser were reasonable in amount and did not impose additional costs on the Funds.

                       SUB-ADVISORY AGREEMENT WITH MELLON

     In October 2001, the Trustees approved a sub-advisory agreement with Mellon in connection with the establishment of five new Funds of the Trust. In determining to approve the new agreement, the Trustees considered information provided by Mellon, as well as information and analysis provided by the Adviser with respect to Mellon. Specifically, the types of information considered by the Trustees in determining that approval of the new sub-advisory agreement was in the best interests of the Funds, were the following:


     o The Trustees were presented with information, prepared by Mellon, describing its investment processes, the security selection criteria to be employed in managing the new Funds, and the personnel of Mellon to be involved in managing the Funds.

     o The Trustees were presented with historical performance data, prepared by Mellon, reflecting the performance of portfolios advised by Mellon having investment objectives similar to the new Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations.


     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees proposed to be paid to Mellon for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees proposed to be paid to Mellon under the agreement were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.


     o    The Trustees were provided copies of Mellon's Code of Conduct.


                         SUB-ADVISORY AGREEMENT WITH AIM

     In August 2001, the Trustees approved a sub-advisory agreement with AIM in connection with the establishment of three new Funds of the Trust. In determining to approve the new agreement, the Trustees considered information provided by AIM, as well as information and analysis provided by the Adviser with respect to AIM. Specifically, the types of information considered by the Trustees in determining approval of the new sub-advisory agreement was in the best interests of the Funds, were the following:


     o The Trustees were presented with a memorandum, prepared by AIM, describing in detail its investment processes, administrative and compliance procedures and capabilities, securities trading policies, and other matters relevant to the proposed sub-advisory engagement, indicating that AIM was capable of providing the proposed sub-advisory services.

     o The Trustees were presented with information, prepared by AIM, describing AIM's investment processes, the security selection criteria to be employed in managing the new Funds, and the AIM personnel to be involved in managing the Funds.

     o The Trustees were presented with historical performance data, prepared by AIM, reflecting the performance of public mutual funds advised by AIM having investment objectives similar to the new Funds and comparing that performance to benchmark indices, demonstrating the investment performance of those portfolios was within reasonable expectations.


     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees proposed to be paid to AIM for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees proposed to be paid to AIM under the agreement were reasonable in relation to the nature and quality of services to be provided by AIM and in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.


     o The Trustees were provided with information on the financial condition of AIM's parent company, AMVESCAP plc, and information on the profitability of both AMVESCAP plc and its Managed Products division, which includes AIM, demonstrating that AIM's parent company was it adequate financial condition, and indicating the profitability of AMVESCAP plc and its Managed Products division were not excessive.

     o The Trustees were provided with information regarding AIM's brokerage allocation policies, including the expected receipt by AIM of ancillary benefits in the form of soft dollar credits for research services resulting from its services to the Trust, indicating the soft dollar investment research credits would not impose any additional costs on the Trust, and would result in benefits to the Trust in the form of increased investment research available to the sub-adviser.

     o    The Trustees were provided a copy of AIM's Code of Ethics.


        SUB-ADVISORY AGREEMENTS WITH LAZARD, J.P. MORGAN, T. ROWE PRICE,
                               SALOMON AND EAGLE

     In August 2002, the Trustees approved continuation of agreements with Lazard, J.P. Morgan, T. Rowe Price, Salomon and Eagle. In determining the continuation of these agreements, the Trustees considered information provided by the sub-advisers, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Trustees in determining approval of the new sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and, in the case of each Fund, compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.


     o The Trustees were presented with information, prepared by the sub-advisers, describing their investment philosophies and processes, the security selection criteria employed, and the each sub-adviser's personnel to be involved in managing the Fund, indicating each sub-adviser continued to adhere to the investment philosophy and security selection criteria which formed a basis for its initial retention by the Trust, and each was continuing to devote adequate personnel resources to the Funds.


     o The Trustees were presented by an analysis, prepared by the Adviser, comparing each sub-adviser's fees with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid the sub-advisers under the agreements were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were presented with profitability information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of T. Rowe Price, profitability of T. Rowe Price's parent) indicating its profitability was not excessive.


     o The Trustees were provided with information prepared by T. Rowe Price regarding its brokerage policies and use of soft dollar credits
          generated  by  brokerage   transactions   for  the  Funds  to  acquire
          investment research, indicating such ancillary benefits to the sub-adviser were reasonable in amount and did not impose additional costs on the Funds.


     As compensation for their services, the sub-advisers receive fees from the Adviser computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund (excluding, in the case of those Funds sub-advised by AIM, Alliance, Eagle or SPIAS, net assets of the Funds representing capital contributed by Jackson National Life Insurance Company and, in the case of the Fund sub-advised by PIMCO, net assets of the Fund representing capital contributed by Jackson National Life Insurance Company not exceeding $5 million).

     The following is a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:


                             FUND                                               ASSETS                        FEES

  AIM/JNL Large Cap Growth Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  AIM/JNL Small Cap Growth Fund........................        $0 to $500 million......................      .65%
                                                               Over $500 million.......................      .60%

  AIM/JNL Premier Equity II Fund.......................        $0 to $50 million.......................      .50%
                                                               $50 million to $200 million.............      .475%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  Alger/JNL Growth Fund................................        $0 to $300 million......................      .55%
                                                               $300 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  Alliance Capital/JNL Growth Fund.....................        $0 to $10 million.......................      .90%
                                                               $10 million to $20 million..............      .75%
                                                               $20 million to $ 40 million.............      .625%
                                                               $40 million to $60 million..............      .375%
                                                               Over $60 million........................      .25%

  Eagle/JNL Core Equity Fund...........................        $0 to $50 million.......................      .45%
                                                               $50 million to $300 million.............      .40%
                                                               Over $300 million.......................      .30%

  Eagle/JNL SmallCap Equity Fund.......................        $0 to $150 million......................      .50%
                                                               $150 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%


  JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.......        $0 to $25 million.......................      .35%
                                                               Over $25 million........................      .30%

  JPMorgan/JNL International Value Fund................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $350 million............      .45%
                                                               Over $350 million.......................      .40%

  Janus/JNL Aggressive Growth Fund.....................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  Janus/JNL Balanced Fund..............................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  Janus/JNL Capital Growth Fund........................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%


  Janus/JNL Global Equities Fund.......................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%


  Janus/JNL Growth & Income Fund.......................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%


  Lazard/JNL Mid Cap Value Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $150 million.............      .525%
                                                               $150 million to $300 million............      .475%
                                                               Over $300 million.......................      .45%

  Lazard/JNL Small Cap Value Fund......................        $0 to $50 million.......................      .625%
                                                               $50 million to $150 million.............      .575%
                                                               $150 million to $300 million............      .525%
                                                               Over $300 million.......................      .475%

  Mellon Capital Management/JNL Bond Index Fund**......        $0 to $50 million........................      .12%
                                                               $50 to $100 million......................      .06%
                                                               Amounts over $100 million................      .02%

  Mellon Capital Management/JNL International Index Fund**...  $0 to $50 million........................      .15%
                                                               $50 to $100 million......................      .10%
                                                               Amounts over $100 million................      .04%

  Mellon Capital Management/JNL Small Cap Index Fund**.        $0 to $50 million........................      .12%
                                                               $50 to $100 million......................      .06%
                                                               Amounts over $100 million................      .02%

  Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund**   $0 to $50 million........................      .12%
                                                               $50 to $100 million......................      .06%
                                                               Amounts over $100 million................      .02%

  Mellon Capital Management/JNL S&P 500 Index Fund**...        $0 to $50 million........................      .12%
                                                               $50 to $100 million......................      .06%
                                                               Amounts over $100 million................      .02%

  Oppenheimer/JNL Global Growth Fund....................       $0 to $350 million.......................      .35%
                                                               Next $450 million........................      .30%
                                                               Over $800 million........................      .25%


  Oppenheimer/JNL Growth Fund..........................        $0 to $50 million........................      .45%
                                                               $50 million to $100 million..............      .40%
                                                               $100 million to $250 million.............      .35%
                                                               Over $250 million........................      .30%

  PIMCO/JNL Total Return Bond Fund.....................        all assets...............................      .25%

  PPM America/JNL Balanced Fund........................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  PPM America/JNL High Yield Bond Fund.................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  PPM America/JNL Money Market Fund....................        $0 to $50 million.......................      .20%
                                                               $50 million to $150 million.............      .15%
                                                               $150 million to $300 million............      .125%
                                                               $300 million to $500 million............      .10%
                                                               Over $500 million.......................      .075%


  PPM America/JNL Value Fund...........................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%


  Putnam/JNL Equity Fund...............................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  Putnam/JNL International Equity Fund.................        $0 to $150 million......................      .65%
                                                               $150 million to $300 million............      .55%
                                                               Over $300 million.......................      .45%

  Putnam/JNL Value Equity Fund.........................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  Putnam/JNL Midcap Growth Fund........................        $0 to $250 million......................      .50%
                                                               Over $250  million......................      .45%

  S&P/JNL Conservative Growth Fund I...................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Moderate Growth Fund I.......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Aggressive Growth Fund I.....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Very Aggressive Growth Fund I................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Equity Growth Fund I.........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Equity Aggressive Growth Fund I..............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Conservative Growth Fund II..................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Moderate Growth Fund II......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Aggressive Growth Fund II....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Very Aggressive Growth Fund II...............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Equity Growth Fund II........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Equity Aggressive Growth Fund II.............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Conservative Growth Index Fund...............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Moderate Growth Index Fund...................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Aggressive Growth Index Fund.................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Core Index 50 Fund...........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P JNL Core Index 75 Fund...........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  S&P/JNL Core  Index 100 Fund.........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  Salomon Brothers/JNL Balanced Fund...................        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  Salomon Brothers/JNL Global Bond Fund................        $0 to $50 million.......................      .375%
                                                               $50 million to $150 million.............      .35%
                                                               $150 million to $500 million............      .30%
                                                               Over $500 million.......................      .25%

  Salomon Brothers/JNL High Yield Bond Fund............        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  Salomon Brothers/JNL U.S. Government & Quality Bond Fund...  $0 to $150 million......................      .225%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .10%

  T. Rowe Price/JNL Established Growth Fund............        $0 to $20 million.......................      .45%
                                                               $20 million to $50 million..............      .40%
                                                               Over $50 million........................      .40%*

  T. Rowe Price/JNL Mid-Cap Growth Fund................        $0 to $20 million.......................      .60%
                                                               $20 million to $50 million..............      .50%
                                                               Over $50 million........................      .50%*

  T. Rowe Price/JNL Value Fund.........................        $0 to $50 million.......................      .50%
                                                               Over $50 million........................      .40%

* When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Fund.

** The sub-advisory agreement between the Adviser and Mellon Capital Management Corporation calls for a minimum annual sub-advisory fee of $300,000.

     The sub-advisory fees payable by the Adviser to a sub-adviser may be reduced as agreed to by the parties from time to time. Effective June 1, 2001,
T. Rowe Price Associates, Inc. agreed to waive compensation due to it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Fund by certain percentages.


     With respect to the Salomon Brothers/JNL Global Bond Fund and in connection with the advisory consulting agreement between Salomon Brothers and its affiliate, SBAM Limited, Salomon Brothers pays SBAM Limited a portion of its investment sub-advisory fee. The amount payable to SBAM Limited is equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Fund that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Fund.


     Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the sub-advisers, the sub-advisers invest and reinvest the Fund's assets consistent with the Fund's respective investment objectives and policies. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees. A sub-advisory agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. Except with respect to the Funds sub-advised by SPIAS, sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Internal Revenue Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by SPIAS, the Adviser and the sub-adviser jointly are responsible for compliance of the Funds with Section 817(h).

     The JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, Mellon Capital Management/JNL S&P 500 Index Fund, and Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.


     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


ADMINISTRATIVE FEE. Each Fund, except the Mellon Capital Management/JNL International Index Fund, the Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund and each of the S&P/JNL Funds, pay to the JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. Each of the Mellon Capital Management/JNL International Index Fund, the Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Oppenheimer/JNL Global Growth Fund and the Putnam/JNL International Equity Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.


CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.


     Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, acts as custodian for the AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund Janus/JNL Growth & Income Fund, Lazard/JNL Small Cap Value Fund, Lazard/JNL Mid Cap Value Fund, Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Midcap Growth Fund, Putnam/JNL Value Equity Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Midcap Growth Fund and T. Rowe Price/JNL Value Fund.


     The Trust acts as custodian for the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Conservative Growth Fund II, S&P/JNL Moderate Growth Fund II, S&P/JNL Aggressive Growth Fund II, S&P/JNL Very Aggressive Growth Fund II, S&P/JNL Equity Growth Fund II, S&P/JNL Equity Aggressive Growth Fund II, S&P/JNL Conservative Growth Fund, S&P/JNL Moderate Growth Fund, S&P/JNL Aggressive Growth Fund, S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 50 Fund and S&P/JNL Core Index 75 Fund.


     JNAM L.L.C. is the transfer agent and dividend-paying agent for each Fund of the Trust.

INDEPENDENT ACCOUNTANTS. The Trustees have appointed KPMG LLP as the Trust's independent accountants. KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601, will audit and report on the Trust's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Trust. Prior to April 2001, another auditing firm acted as independent accountants for the Trust.

THE DISTRIBUTOR. Jackson National Life Distributors, Inc. (the "Distributors" or "JNLD"), 401 Wilshire Boulevard, Santa Monica, California 90401 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on December 12, 2002.

     The Distributor receives payments from certain of the sub-advisers under "Marketing and Service Allowance Agreements" between the Distributor and such sub-advisers, calculated as a stated percentage of the net assets of the Funds of the Trust as to which such sub-adviser is sub-adviser. Such payments compensate the Distributor for its services in connection with the servicing of contract holders and in connection with the promotion, distribution and marketing of contracts the premiums under which may be allocated to investments in the Funds of the Trust of which the sub-adviser making such payments is the sub-adviser.

BROKERAGE ENHANCEMENT PLAN. The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, thethe Adviser, or the Distributor (referred to as the "disinterested Trustees") and the shareholders of certain Funds have voted pursuant to the provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Trust's brokerage commissions, to the extent available, to promote the sale and distribution of the Trust's shares (either directly or through the sale of variable insurance products funded by the Trust).

     Under the Plan, the Adviser or a sub-adviser, subject to the requirement to seek best price and execution, may effect brokerage transactions in portfolio securities through broker-dealers that agree to direct a portion of the brokerage commissions paid by the Funds to introducing brokers, including the Distributor or its affiliates ("Brokerage Payments"), or to grant credits, benefits or other services from the broker-dealer ("Brokerage Credits"), in either case to be used directly or indirectly by the Distributor to finance and promote the distribution of the Trust's shares. It is anticipated that activities or services procured through Brokerage Payments and Brokerage Credits given to the Distributor will include:


     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing or relating to the Trust, the Funds, or the Variable Contracts.

     o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Funds or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

     o Providing information about the Trust, its Funds or the Variable Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

     o    Providing   assistance  to  broker-dealers  that  are  conducting  due diligence on the Trust or its Funds or the Variable Contracts.

     o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

     o Obtaining information and providing explanations to Variable Contract owners regarding Fund investment options and policies and other information about the Trust and its Funds, including the performance of the Funds.

     o    Training sales personnel regarding sales of Variable Contracts.

     o Personal service or maintenance of the Variable Contract owner accounts.

     o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.


     The Distributor is obligated to use all amounts generated under the Plan for distribution expenses. The Plan directly benefits the Distributor in that amounts expended under the Plan help defray, in whole or in part, distribution expenses that otherwise might be borne by the Distributor or an affiliate. In addition, the Plan also may benefit the Adviser, in that an increase in the Trusts' assets would increase the advisory fees paid to the Adviser. The Distributor is not obliged under the Plan to allocate, and does not attempt to allocate, the Brokerage Payments or Brokerage Credits generated under the Plan to finance distribution activities or expenses relating only to the Fund the brokerage transactions of which resulted in such Brokerage Payments or Brokerage Credits.


     The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees.


     The table below sets out the amount of commissions paid by each Fund during the fiscal year ended December 31, 2002 to brokers under the Brokerage Enhancement Plan, the dollar amounts of such commissions recaptured by the Distributor pursuant to the Plan, and the percentage of the net assets of each Fund as of December 31, 2002 which such recaptured amounts represent.

                                                                                       Dollar Amount
                                                          Commissions paid to          Recaptured by
                                                           Brokers under the         Distributor under       Recaptured Amount
                                                         Brokerage Enhancement     Brokerage Enhancement     as Percentage of
                                                                  Plan                      Plan              Fund Net Assets
                                                        ------------------------- ------------------------- --------------------
AIM/JNL Large Cap Growth Fund                                      $7,797                   $5,318                  0.05%
AIM/JNL Small Cap Growth Fund                                       3,329                    2,147                  0.02%
AIM/JNL Premier Equity II Fund                                      8,632                    6,215                  0.04%
Alliance Capital/JNL Growth Fund                                   25,820                   17,053                  0.01%
Eagle/JNL Core Equity Fund                                         83,752                   56,615                  0.03%
Eagle/JNL SmallCap Equity Fund                                     51,451                   31,107                  0.03%
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                      7,223                    4,926                  0.01%
Janus/JNL Aggressive Growth Fund                                  333,250                  251,694                  0.08%
Janus/JNL Balanced Fund                                            22,618                   16,353                  0.02%
Janus/JNL Capital Growth Fund                                     109,489                   85,025                  0.05%
Janus/JNL Global Equities Fund                                     99,553                   72,320                  0.03%
Janus/JNL Growth & Income Fund (formerly, Goldman
Sachs/JNL Growth & Income Fund)                                     5,291                    4,130                  0.02%
Mellon Capital Management/JNL S&P 500 Index Fund                    8,826                    2,942                  0.01%
Mellon Capital Management/JNL S&P 400 Mid Cap Index                                          2,228                  0.01%
Fund                                                                6,684
Mellon Capital Management/JNL Small Cap Index Fund                 17,393                    5,797                  0.02%
Putnam/JNL Equity Fund                                            189,099                  141,135                  0.06%
Putnam/JNL International Equity Fund (formerly, T.
Rowe Price/JNL International Equity Investment Fund)               61,951                   31,905                  0.03%
PPM America/JNL Value Fund                                          6,885                    5,370                  0.13%
Putnam/JNL Midcap Growth Fund                                      18,798                   12,188                  0.05%
Putnam/JNL Value Equity Fund                                      147,586                  102,127                  0.03%
Lazard/JNL Mid Cap Value Fund                                      64,017                   29,011                  0.04%
Lazard/JNL Small Cap Value Fund                                    46,065                   19,664                  0.03%
T. Rowe Price/JNL Established Growth Fund                          85,328                   58,157                  0.02%
T. Rowe Price/JNL Mid-Cap Growth Fund                              62,123                   41,988                  0.01%
T. Rowe Price/JNL Value                                            75,725                   49,458                  0.02%


FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreements, the sub-advisers (except for SPIAS) are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust with brokers or dealers selected in their discretion. The sub-advisers are obliged to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Trust ("best execution"), and each sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

     The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-advisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

     In selecting brokers and dealers through which to effect transactions, each sub-advisers gives consideration to a number of factors described in its policy and procedures. The sub-advisers' policies and procedures generally include as factors for consideration such matters as price, confidentiality, dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

     Under the terms of the Sub-Advisory Agreements, and subject to best execution, the sub-advisers also expressly are permitted to give consideration to the value and quality of any research, statistical, quotation or valuation services provided to the sub-adviser by the broker or dealer. In placing a purchase or sale order, a sub-adviser may use a broker whose commission in effecting the transaction is higher than that another broker might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser. Research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy.

     Research services provided by brokers through which the sub-advisers effect Fund transactions may be used by the sub-advisers in serving any or all of their accounts, and not all such services may be used by the sub-adviser in connection with the sub-advisers' services to the Trust.

     Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.

     During the fiscal year ended December 31, 2002, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to brokers which provided research services to the Funds' sub-advisers:


----------------------------------------- --------------------------------- ---------------------------------
                                               Gross Dollar Value of          Dollar Amount of Commissions
                                            Purchases/Sales Directed to      Directed to Research Providers
                  Fund                           Research Providers
----------------------------------------- --------------------------------- ---------------------------------

AIM/JNL Large Cap Growth Fund                   $1,093,102                            $1,336.00
----------------------------------------- --------------------------------- ---------------------------------
AIM/JNL Small Cap Growth Fund                   $740,856                              $1,683.00
----------------------------------------- --------------------------------- ---------------------------------
AIM/JNL Premier Equity II Fund                  $1,400,020                            $1,991.00
----------------------------------------- --------------------------------- ---------------------------------
Alger/JNL Growth Fund                           $3,163,935.32                         $12,710.00
----------------------------------------- --------------------------------- ---------------------------------
Alliance Capital/JNL Growth Fund                $7,016,460.32                         8,450.00
----------------------------------------- --------------------------------- ---------------------------------
Eagle/JNL Core Equity Fund                      $37,513,229.65                        $476,414.45
----------------------------------------- --------------------------------- ---------------------------------
Eagle/JNL SmallCap Equity Fund                  $72,418,387.01                        $240,017.75
----------------------------------------- --------------------------------- ---------------------------------
Janus/JNL Aggressive Growth Fund                $324,334,328.06                       $506,682.37
----------------------------------------- --------------------------------- ---------------------------------
Janus/JNL Capital Growth Fund                   $82,566,889.70                        $148,764.96
----------------------------------------- --------------------------------- ---------------------------------
Janus/JNL Global Equities Fund                  $100,923,226.70                       $147,124.81
----------------------------------------- --------------------------------- ---------------------------------
Janus/JNL Balanced Fund                         $37,759,859.21                        $49,220.56
----------------------------------------- --------------------------------- ---------------------------------
Janus/JNL Growth & Income Fund                  $6,182,641.89                         $7,972.48
----------------------------------------- --------------------------------- ---------------------------------
Lazard/JNL Mid Cap Value Fund                   $1,368,768                            $3,578.00
----------------------------------------- --------------------------------- ---------------------------------
Lazard/JNL Small Cap Value Fund                 $151,407                              $6,104.00
----------------------------------------- --------------------------------- ---------------------------------
Oppenheimer/JNL Global Growth Fund              $363,592,489                          $14,844.00
----------------------------------------- --------------------------------- ---------------------------------
Oppenheimer/JNL Growth Fund                     $11,226,399                           $12,882.00
----------------------------------------- --------------------------------- ---------------------------------
Putnam/JNL Equity Fund                          $146,397,010.11                       $232,956.30
----------------------------------------- --------------------------------- ---------------------------------
Putnam/JNL International Equity Fund            $148,105,855.47                       $320,325.11
----------------------------------------- --------------------------------- ---------------------------------
Putnam/JNL Midcap Growth Fund                   $15,883,452.16                        $26,482.13
----------------------------------------- --------------------------------- ---------------------------------
Putnam/JNL Value Equity Fund                    $245,966,999.28                       $353,646.76
----------------------------------------- --------------------------------- ---------------------------------
Salomon Brothers/JNL Balanced Fund              $545,749.11                           $951.50
----------------------------------------- --------------------------------- ---------------------------------
T. Rowe Price/JNL Established Growth            $159,283,193                          $257,026.00
Fund
----------------------------------------- --------------------------------- ---------------------------------
T. Rowe Price/JNL Mid-Cap Growth Fund           $160,228,572                          $303,973.00
----------------------------------------- --------------------------------- ---------------------------------
T. Rowe Price/JNL Value Fund                    $88,526,169                           $217,505.00

----------------------------------------- --------------------------------- ---------------------------------


     Pursuant to the Brokerage Enhancement Plan, the Adviser may direct a sub-adviser to seek to effect a portion of a Fund's brokerage transactions through broker-dealers which will grant Brokerage Payments or Brokerage Credits which can be used by the Distributor under that Plan, subject to the requirement of best price available and most favorable execution.


     The Trustees periodically review each sub-adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.


     Portfolio transactions for a Fund may be executed on an agency basis through brokers that are affiliated with the Trust, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated brokers is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker charges the Fund a commission rate consistent with those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. In the case of the Alger/JNL Growth Fund, it is Alger's policy to effect all agency transactions for the Fund through its affiliated broker. All transactions with affiliated brokers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 10f-3 under the 1940 Act, sub-advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 17a-7 under the 1940 Act, sub-advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.


     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:


                                                   Fiscal year ended     Fiscal year ended
                                                     December 31,           December 31,        Fiscal year ended
                                                         2002                   2001             December 31, 2000

AIM/JNL Large Cap Growth Fund(7)                          $35,838                  $4,726                   N/A
AIM/JNL Small Cap Growth Fund(7)                           30,167                   2,391                   N/A
AIM/JNL Premier Equity II Fund(7)                          35,631                   9,978                   N/A
Alger/JNL Growth Fund(3)                                1,957,372                 785,144               700,298
Alliance Capital/JNL Growth Fund(5)                       201,940                 232,953               122,018
Eagle/JNL Core Equity Fund(4)                             536,871                 415,716               373,814
Eagle/JNL SmallCap Equity Fund(4)                         304,892                 138,215               139,025
JPMorgan/JNL International Value Fund(5)                   42,177              26,121                    36,830
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund(1)          46,990                  30,412                17,874
Janus/JNL Aggressive Growth Fund(2)                     1,058,974               1,042,341               715,587
Janus/JNL Balanced Fund(6)                                 98,969                  75,009                22,272
Janus/JNL Capital Growth Fund(2)                          342,934                 561,641               448,301
Janus/JNL Global Equities Fund(2)                         652,501               1,075,626             1,198,306
Janus/JNL Growth & Income Fund (formerly, Goldman
     Sachs/JNL Growth & Income Fund)(5)                    18,240                  23,767                33,480
Mellon Capital Management/JNL International Index
     Fund(9)                                               49,974                       0                     0
Mellon Capital Management/JNL Bond Index Fund(9)              720                       0                     0
Mellon Capital Management/JNL S&P 500 Index Fund(9)        41,516                       0                     0
Mellon Capital Management/JNL S&P 400 Mid Cap
     Index Fund(9)                                         29,143                       0                     0
Mellon Capital Management/JNL Small Cap Index
     Fund(9)                                               67,221                       0                     0
Oppenheimer/JNL Global Growth Fund(8)                     102,701                 128,079                   N/A
Oppenheimer/JNL Growth Fund(8)                             29,198                  13,485                   N/A
PIMCO/JNL Total Return Bond Fund(5)                        21,348                  15,573                 2,071
Putnam/JNL Equity Fund(2)                                 804,103                 661,483               552,799
Putnam/JNL International Equity Fund (formerly,
     T. Rowe Price/JNL International Equity
     Investment Fund)(2)                                  423,947                 287,379               448,456
Putnam/JNL Midcap Growth Fund(6)                           87,841                 100,257                40,676
Putnam/JNL Value Equity Fund(2)                           599,960                 629,799               599,655
Lazard/JNL Mid Cap Value Fund(5)                          267,255                  96,241                49,043
Lazard/JNL Small Cap Value Fund(5)                        330,034                  59,681                28,978
PPM America/JNL Balanced Fund(2)                          131,709                 100,973                82,330
PPM America/JNL High Yield Bond Fund(2)                         0                      0                    0
PPM America/JNL Money Market Fund(2)                            2                      0                    0
PPM America/JNL Value Fund(10)                             31,766                      0                    0
Salomon Brothers/JNL Balanced Fund(5)                      10,761                  8,347                5,882
Salomon Brothers/JNL Global Bond Fund(2)                        0                      0                    0
Salomon Brothers/JNL High-Yield Bond Fund(5)                    0                      0                    0
Salomon Brothers/JNL U.S. Government and Quality
     Bond Fund(2)                                          19,290                 18,134                    0
T. Rowe Price/JNL Established Growth Fund(2)              545,213                693,341              526,787
T. Rowe Price/JNL Mid-Cap Growth Fund(2)                  486,669                324,599              243,264
T. Rowe Price/JNL Value(6)                                412,425                404,959               39,783

1 Commenced operations on May 16, 1999.
2 Commenced operations on May 15, 1995.
3 Commenced operations on October 16, 1995.
4 Commenced operations on September 16, 1996.
5 Commenced operations on March 2, 1998.
6 Commenced operations on May 1, 2000.
7 Commenced operation on October 29, 2001.
8 Commenced operation on May 1, 2001.
9 Commenced operation on January 15, 2002.
10 Commenced operation on September 30, 2002.



     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:


                                                   Period Ended            Period Ended             Period Ended
                                                   December 31,            December 31,             December 31,
            Name of Broker/Dealer                      2002                    2001                     2000
            ---------------------                      ----                    ----                     ----
Fred Alger & Co., Inc.                                $1,423,010.17          $785,143.50           $697,899.43
Goldman Sachs                                                     0                    0                289.00
Jardine Fleming                                                   0                    0                953.45
Raymond James & Associates Inc.                               3,490                1,176              5,428.20
Robert Fleming                                                    0                    0              1,175.11
Salomon Smith Barney                                         192.50                   60                     0
CIBC Oppenheimer Corp.                                            0                  132                     0
Oppenheimer Fund Distributors                                717.50                    0                     0



     Each of the broker-dealers listed above is (or, in the case of Goldman Sachs, was, at the time of the transactions) affiliated with the Trust through a sub-adviser.

The percentage of the Fund's aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2002 is as follows:

                                                        Percentage of
       Broker/Dealer                                Aggregate Commissions
Fred Alger & Co., Inc.                                     72.70%
Raymond James & Associates, Inc.                            0.41%
Salomon Smith Barney Inc.                                   1.79%
Oppenheimer Distributor Inc.                                2.46%

     As of December 31, 2002, the following Funds owned securities of one of the Trust's regular broker-dealers, or a publicly traded parent company of such broker-dealer:

                                                                                                          Value of
                                                                                                        Securities
                          Fund                                           Broker-Dealer                     Owned

AIM/JNL Large Cap Growth Fund                              American Express Co.                               $56,560
AIM/JNL Premier Equity II Fund                             Lehman Brothers Holdings Inc.                       74,606
AIM/JNL Premier Equity II Fund                             Morgan Stanley Dean Witter & Co.                   171,656
Alliance Capital/JNL Growth Fund                           Morgan Stanley Dean Witter & Co.                 1,165,664
Alliance Capital/JNL Growth Fund                           Charles Schwab Corp.                               271,250
Alliance Capital /JNL Growth Fund                          Lehman Brothers Holding Inc.                     1,087,116
Alliance Capital /JNL Growth Fund                          Merrill Lynch & Co. Inc.                         1,768,470
Eagle/JNL Core Equity Fund                                 Lehman Brothers Holdings Inc.                    2,568,578
Eagle/JNL Core Equity Fund                                 JPMorgan Chase & Co.                             2,077,200
Eagle/JNL Core Equity Fund                                 American Express Co.                               841,330
Eagle/JNL Core Equity Fund                                 Goldman Sachs & Co.                              1,603,755
Eagle/JNL Core Equity Fund                                 Merrill Lynch & Co. Inc.                           679,305
Janus/JNL Balanced Growth Fund                             American Express Co.                               241,794
Janus/JNL Balanced Growth Fund                             Goldman Sachs Group Inc.                           316,325
Janus/JNL Growth & Income Fund                             Charles Schwab Corp.                                38,246
Janus/JNL Growth & Income Fund                             CIT Group Inc.                                     158,564
Janus/JNL Growth & Income Fund                             Goldman Sachs Group Inc.                           151,182
Janus/JNL Growth & Income Fund                             JPMorgan Chase & Co.                                63,000
Janus/JNL Aggressive Growth Fund                           E*TRADE Group Inc.                               1,159,499
Janus/JNL Aggressive Growth Fund                           Goldman Sachs Group Inc.                         5,521,208
Janus/JNL Capital Growth Fund                              Charles Schwab Corp.                               753,424
Janus/JNL Capital Growth Fund                              Lehman Brothers Holdings Inc.                    1,606,960
Janus/JNL Global Equities Fund                             Goldman Sachs Group Inc.                           535,947
JPMorgan/JNL Enhanced S&P 500 Index Fund                   American Express Co.                               102,515
JPMorgan/JNL Enhanced S&P 500 Index Fund                   Charles Schwab Corp.                               253,890
JPMorgan/JNL Enhanced S&P 500 Index Fund                   CIT Group Inc.                                     119,560
JPMorgan/JNL Enhanced S&P 500 Index Fund                   E*TRADE Group Inc.                                  50,544
JPMorgan/JNL Enhanced S&P 500 Index Fund                   Goldman Sachs Group Inc.                           143,010
JPMorgan/JNL Enhanced S&P 500 Index Fund                   LaBranche & Co. Inc.                                26,640
JPMorgan/JNL Enhanced S&P 500 Index Fund                   Merrill Lynch & Co. Inc.                            68,310
JPMorgan/JNL Enhanced S&P 500 Index Fund                   Morgan Stanley                                     183,632
Lazard/JNL Mid Cap Value Fund                              Investment Technology Group Inc.                   865,332
Lazard/JNL Small Cap Value Fund                            Investment Technology Group Inc.                   597,012
Lazard/JNL Small Cap Value Fund                            Raymond James Financial Inc.                       310,590
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund   E*TRADE Group Inc.                                  29,063
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund   LaBranche & Co. Inc.                                27,173
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund   Legg Mason Inc.                                     51,452
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund   Neuberger Berman Inc.                               39,853
Mellon Capital Management/JNL S&P 500 Index Fund           American Express Co.                               243,915
Mellon Capital Management/JNL S&P 500 Index Fund           Charles Schwab Corp.                                78,120
Mellon Capital Management/JNL S&P 500 Index Fund           Goldman Sachs Group Inc.                           168,888
Mellon Capital Management/JNL S&P 500 Index Fund           JPMorgan Chase & Co.                               250,320
Mellon Capital Management/JNL S&P 500 Index Fund           Lehman Brothers Holdings Inc.                       67,678
Mellon Capital Management/JNL S&P 500 Index Fund           Merrill Lynch & Co. Inc.                           173,052
Mellon Capital Management/JNL S&P 500 Index Fund           Morgan Stanley                                     227,145
Mellon Capital Management/JNL S&P 500 Index Fund           Bear Stearns Cos. Inc.                              32,076
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund   Investment Technology Group Inc.                    17,217

CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the sub-advisers and JNLD have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust. The Trust's and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.


                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company's separate accounts. These separate accounts are funded by shares of the Trust.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.


     As stated in the Prospectus, the net asset value (NAV) of a Fund's shares is determined once each day on which the New York Stock Exchange (NYSE) is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

     The Trustees have adopted procedures pursuant to which the Administrator may determine , subject to ratification by the Board of Trustees, the "fair value" of securities for which a current market price is not available.

     Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's NAV is not calculated.

     A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the
Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.


     For the PPM America/JNL Money Market Fund, securities are valued at amortized cost, which approximates market value, in accord with Rule 2a-7 under the 1940 Act. The net income of the PPM America/JNL Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     For this purpose, the net income of the PPM America/JNL Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

     Because the net income of the PPM America/JNL Money Market Fund is declared as a dividend payable in additional shares each time the Fund's net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

     The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

DESCRIPTION OF SHARES. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund of shares. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


VOTING RIGHTS. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.


     In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund even though: (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.


     Because shares in the Trust are sold only to Jackson National Life Insurance Company and to certain qualified retirement plans, Jackson National Life Insurance Company, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson National Life Insurance Company, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson National Life Insurance Company through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson National Life Insurance Company in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.


     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:


     o    designate a Fund of the Trust; or


     o    change the name of the Trust; or

     o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

                                   TAX STATUS

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 ("Code"). Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

     All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

     Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              Financial Statements


The financial statements of the JNL Series Trust for the year ended December 31, 2002 are incorporated by reference (which means they legally are part of this SAI) from the Trust's Annual Reports to shareholders. The Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

                      APPENDIX A -- RATINGS OF INVESTMENTS

Ratings by Moody's Investors Service, Inc. ("Moody's")

COMMERCIAL PAPER RATINGS. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

BOND RATINGS.

    AAA. Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD & POOR'S RATINGS SERVICES ("S&P")

ISSUE CREDIT RATINGS DEFINITIONS. A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;

     2.   Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

    AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC. An obligation rated CC is currently highly vulnerable to nonpayment.

    C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS.

    A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS. Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.


--------
* Messrs. Hopping and Fritts are "interested persons" of the Trust due to their positions with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(c)          Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June
              28, 1996.

             (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

             (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(f)          Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

             (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

             (5) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

             (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

(i)          Opinion and Consent of Counsel, attached hereto.

(j)          Consent of Auditors, attached hereto.

(k)          Not Applicable

(l)          Not Applicable

(m) (1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

(n)          Not Applicable

(o)          Not Applicable

(p) (1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (23) The Registrant's Code of Ethics, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account - I
         Jackson National Separate Account III
         Jackson National Separate Account V
         JNLNY Separate Account I
         JNLNY Separate Account II

Item 25. Indemnification.

         Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

         Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

         Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Hopping, Frauenheim, Meyer, Fritts, McLellan, D'Annunzio and Nerud and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                Address                 Principal Occupation

Andrew B. Hopping   1 Corporate Way         President, Managing Board Member
                    Lansing, MI 48951       (1/01 to Present)

Mark D. Nerud       1 Corporate Way         Chief Financial Officer, Managing
                    Lansing, MI 48951       Board Member (1/01 to Present)

Susan S. Rhee       1 Corporate Way         Secretary
                    Lansing, MI 48951       (1/01 to Present)



AIM Capital Management, Inc., Alliance Capital Management L.P., Eagle Asset Management, Inc., Fred Alger Management, Inc., Janus Capital Corporation, J.P. Morgan Investment Management Inc., Lazard Asset Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., and T. Rowe Price Associates, Inc., the sub-advisers of certain series of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:


                                                                  File No.
    AIM Capital Management, Inc.                                 801-15211
    Alliance Capital Management L.P.                             801-32361
    Eagle Asset Management, Inc.                                 801-21343
    Fred Alger Management, Inc.                                  801-06709
    Janus Capital Management LLC                                 801-13991
    J.P. Morgan Investment Management Inc.                       801-21011
    Lazard Asset Management                                      801-6568
    Mellon Capital Management Corporation                        801-19785
    OppenheimerFunds, Inc.                                       801-8253
    Pacific Investment Management Company                        801-48187
    PPM America, Inc.                                            801-40783
    Putnam Investment Management, Inc.                           801-7974
    Salomon Brothers Asset Management Inc                        801-32046
    Standard & Poor's Investment Advisory Services, Inc.         801-51431
    Salomon Brothers Asset Management Limited                    801-43335
    T. Rowe Price Associates, Inc.                               801-856


Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)          Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Clark Manning                      Director
1 Corporate Way
Lansing, Michigan 48951

Andrew B. Hopping                  Director
1 Corporate Way
Lansing, Michigan 48951

Clifford J. Jack                   President and Chief Executive Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pam Aurbach                        Vice President - National Sales Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Kendall Best                       Vice President - Strategic Relations
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Sean P. Blowers                    Vice President - Thrift Products
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

William Britt                      Vice President - Market Planning and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Barry L. Bulakites                 Senior Vice President - National Sales
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, Georgia 30339-2120

Doug Campbell                      Senior Vice President and National Sales
401 Wilshire Blvd.                 Director
Suite 1200
Santa Monica, California 90401

David Collett                      Chief Financial Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, Colorado 80237

Anthony L. Dowling                 Chief Compliance Officer & Assistant Vice
8055 E. Tufts Avenue               President
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, Colorado 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hull                        Vice President - Life Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, Colorado 80237

Nicholas Koutouras                 Vice President - Business Development
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

James Livingston                   Senior Vice President - Product Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Lisa Pedote                        Vice President - Finance
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Stephen Pene                       Vice President, Controller & Financial
401 Wilshire Boulevard             Operations
Suite 1200
Santa Monica, CA 90401

Christine A. Pierce-Tucker         Senior Vice President - JNLD Product
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, Georgia 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

James L. Simon                     Secretary
1 Corporate Way
Lansing, Michigan 48951

Greg Smith                         Senior Vice President - Project Management/
401 Wilshire Blvd.                 Business Solutions
Suite 1200
Santa Monica, California 90401

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Scott Yessner                      Senior Vice President - Strategic Initiatives
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

* These directors and/or Officers are also trustees and/or officers of the Trust.

Item 28. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 21. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 30th day of April 2003.

                  JNL SERIES TRUST


             By:  /s/ Robert A. Fritts   *
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.



/s/ Andrew B. Hopping *                                        April 30, 2003
-----------------------                                        ----------------
Andrew B. Hopping
Chairman of the Board and Trustee

/s/ Robert A. Fritts *                                         April 30, 2003
----------------------                                         ----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Joseph Frauenheim *                                        April 30, 2003
-----------------------                                        ----------------
Joseph Frauenheim
Trustee


/s/ Richard McLellan *                                         April 30, 2003
------------------------                                       ----------------
Richard McLellan
Trustee


/s/ Dominic D'Annunzio *                                       April 30, 2003
-------------------------                                      ----------------
Dominic D'Annunzio
Trustee



* By Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Andrew B. Hopping                                          January 6, 2003
---------------------                                          ---------------
Andrew B. Hopping                                              Date

/s/ Robert A. Fritts                                           January 6, 2003
--------------------                                           ---------------
Robert A. Fritts                                               Date

/s/ Joseph Frauenheim                                          January 6, 2003
---------------------                                          ---------------
Joseph Frauenheim                                              Date

/s/ Richard McLellan                                           January 6, 2003
---------------------                                          ---------------
Richard McLellan                                               Date

/s/ Dominic D'Annunzio                                         January 6, 2003
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Dominic D'Annunzio                                             Date


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                                  Exhibit List

Item 23.          Exhibits


(i)     Opinion and Consent of Counsel, attached hereto as EX-99.i.

(j)     Consent of Auditors, attached hereto as EX-99.j.

(p)(23) The Registrant's Code of Ethics, attached hereto as EX-99.p23.